UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI Eurozone ETF[a]	67,453	$2,292,727

		2,292,727

TOTAL INVESTMENT COMPANIES
(Cost: $2,304,861)		2,292,727

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	1,143	1,143

		1,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,143)		1,143

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $2,306,004)[c]		2,293,870
Other Assets, Less Liabilities — 0.03%		708

NET ASSETS — 100.00%		$2,294,578

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,306,004. Net unrealized depreciation was $12,134, of which $ — represented gross unrealized appreciation on securities and $12,134 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from January 5, 2016 (commencement of operations) to May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	—	70,449	(2,996)	67,453	$2,292,727	$—	$386

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,772,280	EUR	1,546,000	BNP	06/03/2016	$52,070
USD	591,152	EUR	530,000	BNP	07/05/2016	764

						52,834

EUR	1,546,000	USD	1,755,345	BNP	06/03/2016	(35,135)

						(35,135)

Net unrealized appreciation						$17,699

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$2,292,727	$—	$—	$2,292,727
Money market funds	1,143	—	—	1,143

Total	$2,293,870	$—	$—	$2,293,870

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$52,834	$—	$52,834
Liabilities:
Forward currency contracts	—	(35,135)	—	(35,135)

Total	$—	$17,699	$—	$17,699

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares MSCI Japan ETF[a]	201,721	$2,376,273

		2,376,273

TOTAL INVESTMENT COMPANIES
(Cost: $2,436,258)		2,376,273

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	1,064	1,064

		1,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,064)		1,064

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $2,437,322)[c]		2,377,337
Other Assets, Less Liabilities — (0.11)%		(2,722)

NET ASSETS — 100.00%		$2,374,615

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,437,322. Net unrealized depreciation was $59,985, of which $ — represented gross unrealized appreciation on securities and $59,985 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from January 5, 2016 (commencement of operations) to May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	—	207,092	(5,371)	201,721	$2,376,273	$—	$(5,429)

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	36,667	JPY	3,921,000	BNP	06/03/2016	$1,257
USD	1,775,751	JPY	196,221,000	BNP	07/05/2016	1,675

						2,932

JPY	136,194,000	USD	1,234,463	BNP	06/03/2016	(4,530)
USD	1,189,703	JPY	132,273,000	BNP	06/03/2016	(4,820)

						(9,350)

Net unrealized depreciation						$(6,418)

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$2,376,273	$—	$—	$2,376,273
Money market funds	1,064	—	—	1,064

Total	$2,377,337	$—	$—	$2,377,337

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$2,932	$—	$2,932
Liabilities:
Forward currency contracts	—	(9,350)	—	(9,350)

Total	$—	$(6,418)	$—	$(6,418)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.02%

EXCHANGE-TRADED FUNDS — 100.02%
iShares MSCI Australia ETF[a,b]	454,943	$8,848,641

		8,848,641

TOTAL INVESTMENT COMPANIES
(Cost: $8,364,611)		8,848,641

SHORT-TERM INVESTMENTS — 46.24%

MONEY MARKET FUNDS — 46.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	3,852,580	3,852,580
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	233,420	233,420
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	4,729	4,729

		4,090,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,090,729)		4,090,729

Value

TOTAL INVESTMENTS IN SECURITIES — 146.26%
(Cost: $12,455,340)[e]	$12,939,370
Other Assets, Less Liabilities — (46.26)%	(4,092,843)

NET ASSETS — 100.00%	$8,846,527

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $12,455,349. Net unrealized appreciation was $484,021, of which $484,030 represented gross unrealized appreciation on securities and $9 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Australia ETF	125,611	446,147	(116,815)	454,943	$8,848,641	$87,269	$3,247

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	11,235,000	USD	8,108,524	BNP	06/03/2016	$11,253
USD	9,689,594	AUD	12,745,000	BNP	06/03/2016	478,507
AUD	62,000	USD	44,692	BNP	07/05/2016	64
USD	847,977	AUD	1,172,000	BNP	07/05/2016	1,934

						491,758

AUD	1,510,000	USD	1,101,607	BNP	06/03/2016	(10,298)
AUD	62,000	USD	45,582	SSB	06/03/2016	(773)
USD	44,629	AUD	62,000	SSB	06/03/2016	(180)
USD	8,150,622	AUD	11,307,000	BNP	07/05/2016	(11,678)

						(22,929)

Net unrealized appreciation						$468,829

Counterparties:

BNP — BNP Paribas SA

SSB — State Street Bank London

Currency abbreviations:

AUD — Australian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$8,848,641	$—	$—	$8,848,641
Money market funds	4,090,729	—	—	4,090,729

Total	$12,939,370	$—	$—	$12,939,370

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$491,758	$—	$491,758
Liabilities:
Forward currency contracts	—	(22,929)	—	(22,929)

Total	$—	$468,829	$—	$468,829

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.29%

EXCHANGE-TRADED FUNDS — 99.29%
iShares MSCI Canada ETF[a]	369,582	$9,054,759

		9,054,759

TOTAL INVESTMENT COMPANIES
(Cost: $8,335,092)		9,054,759

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	4,599	4,599

		4,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,599)		4,599

TOTAL INVESTMENTS IN SECURITIES — 99.34%
(Cost: $8,339,691)[c]		9,059,358
Other Assets, Less Liabilities — 0.66%		59,885

NET ASSETS — 100.00%		$9,119,243

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $8,339,691. Net unrealized appreciation was $719,667, of which $719,667 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Canada ETF	97,216	322,604	(50,238)	369,582	$9,054,759	$40,926	$(168,493)

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	9,038,254	CAD	11,361,000	BNP	06/03/2016	$374,739
USD	9,097,541	CAD	11,855,000	BNP	07/05/2016	57,446

						432,185

CAD	11,361,000	USD	8,722,072	BNP	06/03/2016	(58,556)
USD	70,833	CAD	93,000	BNP	07/05/2016	(85)

						(58,641)

Net unrealized appreciation						$373,544

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$9,054,759	$—	$—	$9,054,759
Money market funds	4,599	—	—	4,599

Total	$9,059,358	$—	$—	$9,059,358

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$432,185	$—	$432,185
Liabilities:
Forward currency contracts	—	(58,641)	—	(58,641)

Total	$—	$373,544	$—	$373,544

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.58%

EXCHANGE-TRADED FUNDS — 99.58%
iShares MSCI Eurozone ETF[a,b]	53,824,077	$1,829,480,377

		1,829,480,377

TOTAL INVESTMENT COMPANIES
(Cost: $2,039,216,127)		1,829,480,377

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	2,700,389	2,700,389
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	163,611	163,611
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	783,861	783,861

		3,647,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,647,861)		3,647,861

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $2,042,863,988)[e]		1,833,128,238
Other Assets, Less Liabilities — 0.22%		4,073,094

NET ASSETS — 100.00%		$1,837,201,332

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $2,054,117,381. Net unrealized depreciation was $220,989,143, of which $ — represented gross unrealized appreciation on securities and $220,989,143 represented gross unrealized depreciation on securities.

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	43,268,307	54,965,951	(44,410,181)	53,824,077	$1,829,480,377	$5,716,951	$(52,232,629)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,109,420,735	EUR	976,924,000	BNP	06/03/2016	$22,412,487
USD	1,014,307,394	EUR	894,438,345	CITI	06/03/2016	19,079,661
EUR	7,743,000	USD	8,617,889	CITI	07/05/2016	7,350
USD	1,081,718,378	EUR	967,368,000	BNP	07/05/2016	4,128,200
USD	818,265,469	EUR	731,944,345	CITI	07/05/2016	2,923,183

						48,550,881

EUR	976,924,000	USD	1,092,530,754	BNP	06/03/2016	(5,522,506)
EUR	894,438,345	USD	1,000,047,266	CITI	06/03/2016	(4,819,532)
EUR	6,646,000	USD	7,407,582	CITI	07/05/2016	(4,335)

						(10,346,373)

Net unrealized appreciation						$38,204,508

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

May 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$1,829,480,377	$—	$—	$1,829,480,377
Money market funds	3,647,861	—	—	3,647,861

Total	$1,833,128,238	$—	$—	$1,833,128,238

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$48,550,881	$—	$48,550,881
Liabilities:
Forward currency contracts	—	(10,346,373)	—	(10,346,373)

Total	$—	$38,204,508	$—	$38,204,508

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

11

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.59%

EXCHANGE-TRADED FUNDS — 99.59%
iShares MSCI Germany ETF[a]	24,128,409	$625,649,645

		625,649,645

TOTAL INVESTMENT COMPANIES
(Cost: $719,820,799)		625,649,645

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	255,830	255,830

		255,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,830)		255,830

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $720,076,629)[c]		625,905,475
Other Assets, Less Liabilities — 0.37%		2,349,481

NET ASSETS — 100.00%		$628,254,956

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $734,355,789. Net unrealized depreciation was $108,450,314, of which $ — represented gross unrealized appreciation on securities and $108,450,314 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Germany ETF	66,150,454	9,400,976	(51,423,021)	24,128,409	$625,649,645	$—	$(175,376,564)

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	358,961,533	EUR	316,174,000	BNP	06/03/2016	$7,159,606
USD	336,931,063	EUR	297,070,000	CITI	06/03/2016	6,385,861
EUR	3,127,000	USD	3,480,323	CITI	07/05/2016	2,968
USD	350,969,428	EUR	313,862,000	BNP	07/05/2016	1,345,905
USD	281,518,140	EUR	251,820,000	CITI	07/05/2016	1,005,699

						15,900,039

EUR	316,174,000	USD	353,509,574	BNP	06/03/2016	(1,707,647)
EUR	297,070,000	USD	333,113,120	CITI	06/03/2016	(2,567,919)

						(4,275,566)

Net unrealized appreciation						$11,624,473

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$625,649,645	$—	$—	$625,649,645
Money market funds	255,830	—	—	255,830

Total	$625,905,475	$—	$—	$625,905,475

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$15,900,039	$—	$15,900,039
Liabilities:
Forward currency contracts	—	(4,275,566)	—	(4,275,566)

Total	$—	$11,624,473	$—	$11,624,473

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

13

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.56%

EXCHANGE-TRADED FUNDS — 99.56%
iShares MSCI Italy Capped ETF[a,b]	1,951,463	$23,710,275

		23,710,275

TOTAL INVESTMENT COMPANIES
(Cost: $28,718,125)		23,710,275

SHORT-TERM INVESTMENTS — 35.91%

MONEY MARKET FUNDS — 35.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	8,052,137	8,052,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	487,863	487,863
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	12,888	12,888

		8,552,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,552,888)		8,552,888

TOTAL INVESTMENTS IN SECURITIES — 135.47%
(Cost: $37,271,013)[e]		32,263,163
Other Assets, Less Liabilities — (35.47)%		(8,446,674)

NET ASSETS — 100.00%		$23,816,489

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $37,423,131. Net unrealized depreciation was $5,159,968, of which $ — represented gross unrealized appreciation on securities and $5,159,968 represented gross unrealized depreciation on securities.

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Italy Capped ETF	5,794,622	3,462,095	(7,305,254)	1,951,463	$23,710,275	$126,938	$(5,492,483)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	7,253,892	EUR	6,382,000	BNP	06/03/2016	$152,739
USD	21,009,914	EUR	18,527,000	CITI	06/03/2016	395,207
USD	3,488,078	EUR	3,119,000	BNP	07/05/2016	13,698
USD	20,711,963	EUR	18,527,000	CITI	07/05/2016	73,992

						635,636

EUR	6,382,000	USD	7,207,709	BNP	06/03/2016	(106,557)
EUR	18,527,000	USD	20,689,434	CITI	06/03/2016	(74,727)
EUR	206,000	USD	229,606	BNP	07/05/2016	(134)

						(181,418)

Net unrealized appreciation						$454,218

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

May 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$23,710,275	$—	$—	$23,710,275
Money market funds	8,552,888	—	—	8,552,888

Total	$32,263,163	$—	$—	$32,263,163

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$635,636	$—	$635,636
Liabilities:
Forward currency contracts	—	(181,418)	—	(181,418)

Total	$—	$454,218	$—	$454,218

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

16

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 98.99%

EXCHANGE-TRADED FUNDS — 98.99%
iShares MSCI Japan ETF[a]	58,753,084	$692,111,330

		692,111,330

TOTAL INVESTMENT COMPANIES
(Cost: $741,589,750)		692,111,330

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	393,736	393,736

		393,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $393,736)		393,736

TOTAL INVESTMENTS IN SECURITIES — 99.05%
(Cost: $741,983,486)[c]		692,505,066
Other Assets, Less Liabilities — 0.95%		6,672,363

NET ASSETS — 100.00%		$699,177,429

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $744,886,468. Net unrealized depreciation was $52,381,402, of which $ — represented gross unrealized appreciation on securities and $52,381,402 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	60,536,739	80,969,857	(82,753,512)	58,753,084	$692,111,330	$5,020,087	$(27,852,520)

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	296,718,000	USD	2,662,796	BNP	06/03/2016	$16,789
USD	170,681,819	JPY	18,420,400,000	BNP	06/03/2016	4,331,895
USD	2,863,128	JPY	305,791,000	CITI	06/03/2016	101,608
USD	465,584,577	JPY	50,990,629,000	BNP	07/05/2016	4,567,322
USD	218,182,709	JPY	23,897,443,000	CITI	07/05/2016	2,120,782

						11,138,396

JPY	55,312,090,000	USD	506,181,944	BNP	06/03/2016	(6,672,597)
JPY	29,390,396,000	USD	268,193,146	CITI	06/03/2016	(2,775,992)
USD	334,483,777	JPY	37,188,408,000	BNP	06/03/2016	(1,355,230)
USD	261,629,845	JPY	29,084,605,000	CITI	06/03/2016	(1,025,788)
USD	11,832,349	JPY	1,310,787,000	BNP	07/05/2016	(18,759)

						(11,848,366)

Net unrealized depreciation						$(709,970)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$692,111,330	$—	$—	$692,111,330
Money market funds	393,736	—	—	393,736

Total	$692,505,066	$—	$—	$692,505,066

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$11,138,396	$—	$11,138,396
Liabilities:
Forward currency contracts	—	(11,848,366)	—	(11,848,366)

Total	$—	$(709,970)	$—	$(709,970)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

18

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

EXCHANGE-TRADED FUNDS — 99.96%
iShares MSCI Mexico Capped ETF[a]	46,774	$2,333,087

		2,333,087

TOTAL INVESTMENT COMPANIES
(Cost: $2,596,276)		2,333,087

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	1,204	1,204

		1,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,204)		1,204

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $2,597,480)[c]		2,334,291
Other Assets, Less Liabilities — (0.01)%		(338)

NET ASSETS — 100.00%		$2,333,953

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,597,511. Net unrealized depreciation was $263,220, of which $ — represented gross unrealized appreciation on securities and $263,220 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Mexico Capped ETF	45,769	8,432	(7,427)	46,774	$2,333,087	$31,513	$(26,963)

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	40,388,000	USD	2,185,474	BNP	06/03/2016	$2,546
USD	2,394,732	MXN	41,451,000	BNP	06/03/2016	149,123
USD	185,147	MXN	3,420,000	BNP	07/05/2016	513

						152,182

MXN	1,063,000	USD	61,515	BNP	06/03/2016	(3,927)
USD	2,180,337	MXN	40,436,000	BNP	07/05/2016	(2,672)

						(6,599)

Net unrealized appreciation						$145,583

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

MXN — Mexican Peso

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$2,333,087	$—	$—	$2,333,087
Money market funds	1,204	—	—	1,204

Total	$2,334,291	$—	$—	$2,334,291

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$152,182	$—	$152,182
Liabilities:
Forward currency contracts	—	(6,599)	—	(6,599)

Total	$—	$145,583	$—	$145,583

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

20

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.22%

EXCHANGE-TRADED FUNDS — 99.22%
iShares MSCI South Korea Capped ETF[a]	69,603	$3,463,445

		3,463,445

TOTAL INVESTMENT COMPANIES
(Cost: $3,662,483)		3,463,445

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.25%[a,b]	1,786	1,786

		1,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,786)		1,786

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $3,664,269)[c]		3,465,231
Other Assets, Less Liabilities — 0.73%		25,383

NET ASSETS — 100.00%		$3,490,614

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $3,672,122. Net unrealized depreciation was $206,891, of which $ — represented gross unrealized appreciation on securities and $206,891 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI South Korea Capped ETF	47,236	764,011	(741,644)	69,603	$3,463,445	$913,030	$(2,698,498)

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,608,746	KRW	4,128,990,000	JPM	06/03/2016	$143,873
USD	3,439,461	KRW	4,067,919,000	JPM	07/05/2016	25,058

						168,931

KRW	4,128,990,000	USD	3,495,523	JPM	06/03/2016	(30,650)
USD	27,050	KRW	32,256,000	BNP	07/05/2016	(24)
USD	26,382	KRW	31,437,000	CITI	07/05/2016	(5)

						(30,679)

Net unrealized appreciation						$138,252

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

JPM — JPMorgan Chase Bank N.A.

Currency abbreviations:

KRW — South Korean Won

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$3,463,445	$—	$—	$3,463,445
Money market funds	1,786	—	—	1,786

Total	$3,465,231	$—	$—	$3,465,231

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$168,931	$—	$168,931
Liabilities:
Forward currency contracts	—	(30,679)	—	(30,679)

Total	$—	$138,252	$—	$138,252

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

22

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.55%

EXCHANGE-TRADED FUNDS — 99.55%
iShares MSCI Spain Capped ETF[a]	1,484,507	$41,477,126

		41,477,126

TOTAL INVESTMENT COMPANIES
(Cost: $45,073,721)		41,477,126

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	21,520	21,520

		21,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,520)		21,520

TOTAL INVESTMENTS IN SECURITIES — 99.60%
(Cost: $45,095,241)[c]		41,498,646
Other Assets, Less Liabilities — 0.40%		167,087

NET ASSETS — 100.00%		$41,665,733

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $45,120,980. Net unrealized depreciation was $3,622,334, of which $ — represented gross unrealized appreciation on securities and $3,622,334 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Spain Capped ETF	1,803,521	1,617,573	(1,936,587)	1,484,507	$41,477,126	$1,335,344	$(7,492,207)

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	16,454,011	EUR	14,479,000	BNP	06/03/2016	$343,451
USD	28,549,987	EUR	25,176,000	CITI	06/03/2016	537,041
EUR	1,748,000	USD	1,945,508	CITI	07/05/2016	1,659
USD	15,749,169	EUR	14,083,000	BNP	07/05/2016	61,548
USD	28,145,106	EUR	25,176,000	CITI	07/05/2016	100,546

						1,044,245

EUR	14,479,000	USD	16,188,106	BNP	06/03/2016	(77,546)
EUR	25,176,000	USD	28,114,492	CITI	06/03/2016	(101,546)
EUR	62,000	USD	69,098	BNP	07/05/2016	(34)

						(179,126)

Net unrealized appreciation						$865,119

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$41,477,126	$—	$—	$41,477,126
Money market funds	21,520	—	—	21,520

Total	$41,498,646	$—	$—	$41,498,646

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$1,044,245	$—	$1,044,245
Liabilities:
Forward currency contracts	—	(179,126)	—	(179,126)

Total	$—	$865,119	$—	$865,119

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

24

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.64%

EXCHANGE-TRADED FUNDS — 99.64%
iShares MSCI Switzerland Capped ETF[a]	77,759	$2,374,760

		2,374,760

TOTAL INVESTMENT COMPANIES
(Cost: $2,562,986)		2,374,760

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	1,300	1,300

		1,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,300)		1,300

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $2,564,286)[c]		2,376,060
Other Assets, Less Liabilities — 0.31%		7,331

NET ASSETS — 100.00%		$2,383,391

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,566,775. Net unrealized depreciation was $190,715, of which $ — represented gross unrealized appreciation on securities and $190,715 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Switzerland Capped ETF	115,520	139,055	(176,816)	77,759	$2,374,760	$—	$(288,980)

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,344,834	CHF	2,267,000	BNP	06/03/2016	$64,059
USD	2,286,113	CHF	2,262,000	BNP	07/05/2016	7,020

						71,079

CHF	2,267,000	USD	2,288,456	BNP	06/03/2016	(7,681)
USD	114,837	CHF	114,000	BNP	07/05/2016	(25)

						(7,706)

Net unrealized appreciation						$63,373

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$2,374,760	$—	$—	$2,374,760
Money market funds	1,300	—	—	1,300

Total	$2,376,060	$—	$—	$2,376,060

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$71,079	$—	$71,079
Liabilities:
Forward currency contracts	—	(7,706)	—	(7,706)

Total	$—	$63,373	$—	$63,373

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

26

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 98.86%

EXCHANGE-TRADED FUNDS — 98.86%
iShares MSCI United Kingdom ETF[a,b]	212,492	$3,425,371

		3,425,371

TOTAL INVESTMENT COMPANIES
(Cost: $3,623,327)		3,425,371

SHORT-TERM INVESTMENTS — 30.45%

MONEY MARKET FUNDS — 30.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	993,388	993,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	60,187	60,187
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	1,558	1,558

		1,055,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,055,133)		1,055,133

TOTAL INVESTMENTS IN SECURITIES — 129.31%
(Cost: $4,678,460)[e]		4,480,504
Other Assets, Less Liabilities — (29.31)%		(1,015,561)

NET ASSETS — 100.00%		$3,464,943

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $4,678,460. Net unrealized depreciation was $197,956, of which $ — represented gross unrealized appreciation on securities and $197,956 represented gross unrealized depreciation on securities.

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI United Kingdom ETF	135,768	320,617	(243,893)	212,492	$3,425,371	$108,655	$(430,213)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	3,508,096	GBP	2,408,000	BNP	06/03/2016	$20,456
USD	3,505,003	GBP	2,393,000	BNP	07/05/2016	38,265

						58,721

GBP	2,408,000	USD	3,526,271	BNP	06/03/2016	(38,631)
GBP	9,000	USD	13,103	BNP	07/05/2016	(65)

						(38,696)

Net unrealized appreciation						$20,025

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

GBP — British Pound

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$3,425,371	$—	$—	$3,425,371
Money market funds	1,055,133	—	—	1,055,133

Total	$4,480,504	$—	$—	$4,480,504

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

May 31, 2016

	Level 1	Level 2	Level 3	Total
Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$58,721	$—	$58,721
Liabilities:
Forward currency contracts	—	(38,696)	—	(38,696)

Total	$—	$20,025	$—	$20,025

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETFa

May 31, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.70%

EXCHANGE-TRADED FUNDS — 99.70%
iShares Edge MSCI Min Vol Global ETF[b]	34,879	$2,571,977

		2,571,977

TOTAL INVESTMENT COMPANIES
(Cost: $2,468,992)		2,571,977

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	1,165	1,165

		1,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,165)		1,165

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $2,470,157)[d]		2,573,142
Other Assets, Less Liabilities — 0.26%		6,630

NET ASSETS — 100.00%		$2,579,772

[a]	Formerly the iShares Currency Hedged MSCI ACWI Minimum Volatility ETF.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,470,157. Net unrealized appreciation was $102,985, of which $102,985 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from October 29, 2015 (commencement of operations) to May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Global ETF	—	36,196	(1,317)	34,879	$2,571,977	$30,135	$639

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETFa

May 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2016 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
INR	640,408	USD	9,424	BNP	06/03/2016	$93
NZD	6,000	USD	4,042	BNP	06/03/2016	18
USD	165,482	CAD	208,000	BNP	06/03/2016	6,868
USD	86,842	CHF	84,000	BNP	06/03/2016	2,331
USD	12,527	CLP	8,355,000	BNP	06/03/2016	470
USD	3,463	DKK	22,704	BNP	06/03/2016	66
USD	19,290	EUR	17,000	BNP	06/03/2016	375
USD	67,007	GBP	46,000	BNP	06/03/2016	383
USD	158,570	HKD	1,230,000	BNP	06/03/2016	281
USD	17,590	ILS	66,000	BNP	06/03/2016	459
USD	9,677	INR	647,408	BNP	06/03/2016	56
USD	353,751	JPY	38,415,000	BNP	06/03/2016	6,835
USD	35,672	KRW	40,804,000	BNP	06/03/2016	1,431
USD	4,854	NZD	7,000	BNP	06/03/2016	118
USD	34,120	SGD	46,000	BNP	06/03/2016	716
USD	132,284	TWD	4,271,000	BNP	06/03/2016	1,327
CAD	1,000	USD	762	BNP	07/05/2016	1
GBP	1,000	USD	1,448	BNP	07/05/2016	1
USD	162,708	CAD	212,000	BNP	07/05/2016	1,046
USD	83,886	CHF	83,000	BNP	07/05/2016	259
USD	12,095	CLP	8,355,000	BNP	07/05/2016	70
USD	3,564	DKK	23,704	BNP	07/05/2016	14
USD	15,657	EUR	14,000	BNP	07/05/2016	61
USD	67,376	GBP	46,000	BNP	07/05/2016	736
USD	158,428	HKD	1,230,000	BNP	07/05/2016	70
USD	17,175	ILS	66,000	BNP	07/05/2016	35
USD	15	INR	1,000	BNP	07/05/2016	—
USD	345,949	JPY	37,879,000	BNP	07/05/2016	3,477
USD	34,124	KRW	40,270,000	BNP	07/05/2016	323
USD	32,701	SGD	45,000	BNP	07/05/2016	41
USD	129,827	TWD	4,221,000	BNP	07/05/2016	487

						28,448

CAD	208,000	USD	159,655	BNP	06/03/2016	(1,041)
CHF	84,000	USD	84,810	BNP	06/03/2016	(300)
CLP	8,355,000	USD	12,143	BNP	06/03/2016	(86)
DKK	22,704	USD	3,411	BNP	06/03/2016	(14)
EUR	17,000	USD	19,078	BNP	06/03/2016	(163)
GBP	46,000	USD	67,363	BNP	06/03/2016	(739)
HKD	1,230,000	USD	158,384	BNP	06/03/2016	(95)
ILS	66,000	USD	17,166	BNP	06/03/2016	(35)
INR	7,000	USD	105	BNP	06/03/2016	(1)
JPY	38,415,000	USD	350,691	BNP	06/03/2016	(3,775)
KRW	40,804,000	USD	34,628	BNP	06/03/2016	(387)
NZD	1,000	USD	698	BNP	06/03/2016	(22)
SGD	46,000	USD	33,471	BNP	06/03/2016	(68)
TWD	4,271,000	USD	131,523	BNP	06/03/2016	(566)
CLP	341,000	USD	493	BNP	07/05/2016	(2)
HKD	31,000	USD	3,993	BNP	07/05/2016	(2)
ILS	1,000	USD	260	BNP	07/05/2016	—
TWD	2,000	USD	61	BNP	07/05/2016	—
USD	3,022	CHF	3,000	BNP	07/05/2016	(1)
USD	1,159	HKD	9,000	BNP	07/05/2016	—
USD	260	ILS	1,000	BNP	07/05/2016	—
USD	9,685	INR	658,408	BNP	07/05/2016	(50)

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETFa

May 31, 2016

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	4,017	JPY	445,000	BNP	07/05/2016	$(6)
USD	1,623	KRW	1,935,000	BNP	07/05/2016	(1)
USD	4,710	NZD	7,000	BNP	07/05/2016	(18)

						(7,372)

Net unrealized appreciation						$21,076

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-traded funds	$2,571,977	$—	$—	$2,571,977
Money market funds	1,165	—	—	1,165

Total	$2,573,142	$—	$—	$2,573,142

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$28,448	$—	$28,448
Liabilities:
Forward currency contracts	—	(7,372)	—	(7,372)

Total	$—	$21,076	$—	$21,076

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

32

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.77%

AUTO COMPONENTS — 9.63%
Autoliv Inc.	485	$59,466
Delphi Automotive PLC	910	61,844
Goodyear Tire & Rubber Co. (The)	2,032	56,835
Lear Corp.	502	59,617

		237,762
AUTOMOBILES — 3.71%
General Motors Co.	2,928	91,588

		91,588
DISTRIBUTORS — 2.91%
Genuine Parts Co.	658	63,773
LKQ Corp.[a]	244	8,069

		71,842
HOTELS, RESTAURANTS & LEISURE — 8.62%
Carnival Corp.	1,371	65,452
Darden Restaurants Inc.	846	57,384
McDonald’s Corp.	490	59,809
Starbucks Corp.	551	30,244

		212,889
HOUSEHOLD DURABLES — 4.84%
Leggett & Platt Inc.	1,120	56,291
Whirlpool Corp.	362	63,213

		119,504
INTERNET & CATALOG RETAIL — 9.85%
Amazon.com Inc.[a]	319	230,570
Priceline Group Inc. (The)[a]	10	12,643

		243,213
LEISURE PRODUCTS — 6.68%
Hasbro Inc.	674	58,833
Mattel Inc.	1,912	60,955
Polaris Industries Inc.	531	45,146

		164,934
MEDIA — 15.23%
Comcast Corp. Class A	1,558	98,621
Interpublic Group of Companies Inc. (The)	2,422	57,886
News Corp. Class A	3,686	44,084
Omnicom Group Inc.	814	67,831
Time Warner Inc.	94	7,112
Walt Disney Co. (The)	1,013	100,510

		376,044

Security	Shares	Value

MULTILINE RETAIL — 4.21%
Kohl’s Corp.	1,556	$56,078
Nordstrom Inc.	1,260	47,855

		103,933
SPECIALTY RETAIL — 27.83%
Bed Bath & Beyond Inc.[a]	1,294	57,907
Best Buy Co. Inc.	1,804	58,035
Dick’s Sporting Goods Inc.	872	37,409
Foot Locker Inc.	952	53,236
Gap Inc. (The)	2,336	42,025
Home Depot Inc. (The)	864	114,152
Lowe’s Companies Inc.	280	22,436
O’Reilly Automotive Inc.[a]	282	74,569
Ross Stores Inc.	1,256	67,070
Staples Inc.	6,230	54,824
TJX Companies Inc. (The)	504	38,364
Ulta Salon Cosmetics & Fragrance Inc.[a]	289	67,340

		687,367
TEXTILES, APPAREL & LUXURY GOODS — 6.26%
Coach Inc.	1,528	60,234
lululemon athletica Inc.[a]	168	10,925
Michael Kors Holdings Ltd.[a]	1,352	57,757
NIKE Inc. Class B	466	25,733

		154,649

TOTAL COMMON STOCKS
(Cost: $2,518,668)		2,463,725

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	3,180	3,180

		3,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,180)		3,180

TOTAL INVESTMENTS IN SECURITIES — 99.90%		2,466,905
(Cost: $2,521,848)[d]
Other Assets, Less Liabilities — 0.10%		2,347

NET ASSETS — 100.00%		$2,469,252

[a]	Non-income earning security.
[b]	Affiliated issuer.

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

May 31, 2016

[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,521,848. Net unrealized depreciation was $54,943, of which $20,222 represented gross unrealized appreciation on securities and $75,165 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,463,725	$—	$—	$2,463,725
Money market funds	3,180	—	—	3,180

Total	$2,466,905	$—	$—	$2,466,905

34

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 98.81%

BEVERAGES — 19.49%
Coca-Cola Co. (The)	4,176	$186,250
Coca-Cola European Partners PLC	1,182	45,873
Dr Pepper Snapple Group Inc.	800	73,120
Molson Coors Brewing Co. Class B	764	75,774
PepsiCo Inc.	1,000	101,170

		482,187
FOOD & STAPLES RETAILING — 28.31%
Costco Wholesale Corp.	236	35,110
CVS Health Corp.	1,904	183,641
Kroger Co. (The)	2,614	93,476
Sysco Corp.	1,744	83,904
Wal-Mart Stores Inc.	2,774	196,344
Walgreens Boots Alliance Inc.	556	43,034
Whole Foods Market Inc.	2,012	65,088

		700,597
FOOD PRODUCTS — 22.18%
Archer-Daniels-Midland Co.	2,080	88,961
Campbell Soup Co.	1,067	64,628
Hormel Foods Corp.	1,786	61,456
Ingredion Inc.	524	61,523
JM Smucker Co. (The)	560	72,324
Kraft Heinz Co. (The)	220	18,302
McCormick & Co. Inc./MD	685	66,493
Mondelez International Inc. Class A	947	42,132
Tyson Foods Inc. Class A	1,147	73,156

		548,975
HOUSEHOLD PRODUCTS — 16.82%
Church & Dwight Co. Inc.	688	67,754
Clorox Co. (The)	564	72,497
Colgate-Palmolive Co.	432	30,417
Kimberly-Clark Corp.	97	12,323
Procter & Gamble Co. (The)	2,878	233,233

		416,224
TOBACCO — 12.01%
Altria Group Inc.	2,216	141,027
Philip Morris International Inc.	1,500	148,020
Reynolds American Inc.	166	8,250

		297,297

TOTAL COMMON STOCKS
(Cost: $2,506,142)		2,445,280

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	4,105	$4,105

		4,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,105)		4,105

TOTAL INVESTMENTS IN SECURITIES — 98.98%
(Cost: $2,510,247)[c]		2,449,385
Other Assets, Less Liabilities — 1.02%		25,229

NET ASSETS — 100.00%		$2,474,614

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,510,247. Net unrealized depreciation was $60,862, of which $15,452 represented gross unrealized appreciation on securities and $76,314 represented gross unrealized depreciation on securities.

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,445,280	$—	$—	$2,445,280
Money market funds	4,105	—	—	4,105

Total	$2,449,385	$—	$—	$2,449,385

36

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.57%

ENERGY EQUIPMENT & SERVICES — 16.31%
FMC Technologies Inc.[a]	2,534	$69,001
Halliburton Co.	466	19,656
Helmerich & Payne Inc.	1,201	73,441
National Oilwell Varco Inc.	2,588	85,274
Schlumberger Ltd.	2,159	164,732

		412,104
OIL, GAS & CONSUMABLE FUELS — 83.26%
Chevron Corp.	4,460	450,460
Columbia Pipeline Group Inc.	3,034	77,488
Concho Resources Inc.[a]	749	90,884
ConocoPhillips	1,351	59,160
Continental Resources Inc./OKa	212	8,917
EOG Resources Inc.	482	39,216
EQT Corp.	1,166	85,409
Exxon Mobil Corp.	6,633	590,470
HollyFrontier Corp.	2,394	64,063
Kinder Morgan Inc./DE	883	15,965
Marathon Petroleum Corp.	2,660	92,648
Murphy Oil Corp.	2,178	67,322
Occidental Petroleum Corp.	882	66,538
Phillips 66	1,322	106,236
Pioneer Natural Resources Co.	14	2,244
Spectra Energy Corp.	3,206	102,143
Tesoro Corp.	972	75,894
Valero Energy Corp.	1,994	109,072

		2,104,129

TOTAL COMMON STOCKS
(Cost: $2,512,737)		2,516,233

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	3,750	$3,750

		3,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750)		3,750

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $2,516,487)[d]		2,519,983
Other Assets, Less Liabilities — 0.28%		7,075

NET ASSETS — 100.00%		$2,527,058

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,516,487. Net unrealized appreciation was $3,496, of which $20,144 represented gross unrealized appreciation on securities and $16,648 represented gross unrealized depreciation on securities.

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

May 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,516,233	$—	$—	$2,516,233
Money market funds	3,750	—	—	3,750

Total	$2,519,983	$—	$—	$2,519,983

38

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.91%

BANKS — 23.89%
Bank of America Corp.	5,206	$76,997
Citigroup Inc.	1,358	63,242
Citizens Financial Group Inc.	2,651	62,431
Fifth Third Bancorp.	500	9,435
Huntington Bancshares Inc./OH	5,614	58,666
JPMorgan Chase & Co.	2,289	149,403
People’s United Financial Inc.	2,611	41,463
U.S. Bancorp.	244	10,448
Wells Fargo & Co.	3,011	152,718

		624,803
CAPITAL MARKETS — 8.52%
Eaton Vance Corp. NVS	965	35,087
Raymond James Financial Inc.	1,069	59,939
SEI Investments Co.	1,145	58,899
T Rowe Price Group Inc.	894	68,892

		222,817
CONSUMER FINANCE — 1.51%
Navient Corp.	2,884	39,540

		39,540
DIVERSIFIED FINANCIAL SERVICES — 10.21%
Berkshire Hathaway Inc. Class Ba	642	90,226
MSCI Inc.	752	60,002
Nasdaq Inc.	898	59,277
Voya Financial Inc.	1,752	57,571

		267,076
INSURANCE — 48.65%
Aflac Inc.	1,090	75,711
Alleghany Corp.[a]	109	59,386
Allstate Corp. (The)	1,074	72,506
American International Group Inc.	70	4,052
Aon PLC	710	77,582
Arch Capital Group Ltd.[a]	813	59,072
Assurant Inc.	545	47,627
Axis Capital Holdings Ltd.	798	44,010
Cincinnati Financial Corp.	878	60,670
Everest Re Group Ltd.	317	56,778
FNF Group	1,755	61,337
Hartford Financial Services Group Inc. (The)	1,481	66,897

Security	Shares	Value

Lincoln National Corp.	1,342	$61,531
Marsh & McLennan Companies Inc.	1,226	81,002
Principal Financial Group Inc.	1,438	64,077
Progressive Corp. (The)	2,044	68,065
Prudential Financial Inc.	70	5,547
Torchmark Corp.	952	58,672
Travelers Companies Inc. (The)	707	80,697
Unum Group	1,641	60,586
WR Berkley Corp.	825	47,050
XL Group PLC	1,732	59,494

		1,272,349
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.42%
Mid-America Apartment Communities Inc.	574	59,116
Public Storage	326	82,710

		141,826
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.71%
Jones Lang LaSalle Inc.	379	44,669

		44,669

TOTAL COMMON STOCKS
(Cost: $2,554,396)		2,613,080

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	3,049	3,049

		3,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,049)		3,049

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $2,557,445)[d]		2,616,129
Other Assets, Less Liabilities — (0.03)%		(821)

NET ASSETS — 100.00%		$2,615,308

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,557,445. Net unrealized appreciation was $58,684, of which $63,335 represented gross unrealized appreciation on securities and $4,651 represented gross unrealized depreciation on securities.

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,613,080	$—	$—	$2,613,080
Money market funds	3,049	—	—	3,049

Total	$2,616,129	$—	$—	$2,616,129

40

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.95%

BIOTECHNOLOGY — 16.02%
AbbVie Inc.	632	$39,772
Amgen Inc.	352	55,598
Biogen Inc.[a]	7	2,028
Celgene Corp.[a]	216	22,792
Gilead Sciences Inc.	1,858	161,758
Shire PLC	1,763	79,741
United Therapeutics Corp.[a]	414	49,295

		410,984
HEALTH CARE EQUIPMENT & SUPPLIES — 16.96%
Abbott Laboratories	8	317
Cooper Companies Inc. (The)	357	58,123
DENTSPLY SIRONA Inc.	1,047	65,081
Edwards Lifesciences Corp.[a]	706	69,541
Intuitive Surgical Inc.[a]	114	72,357
Medtronic PLC	662	53,278
ResMed Inc.	1,004	59,296
Varian Medical Systems Inc.[a]	688	56,960

		434,953
HEALTH CARE PROVIDERS & SERVICES — 31.90%
Aetna Inc.	774	87,640
Anthem Inc.	612	80,882
Cardinal Health Inc.	946	74,687
Centene Corp.[a]	1,036	64,595
Cigna Corp.	620	79,428
Henry Schein Inc.[a]	367	63,759
Humana Inc.	135	23,289
Laboratory Corp. of America Holdings[a]	488	62,440
MEDNAX Inc.[a]	832	56,950
Patterson Companies Inc.	772	37,681
Quest Diagnostics Inc.	785	60,578
UnitedHealth Group Inc.	486	64,964
Universal Health Services Inc. Class B	456	61,496

		818,389
LIFE SCIENCES TOOLS & SERVICES — 7.44%
Agilent Technologies Inc.	1,418	65,072

Security	Shares	Value

Mettler-Toledo International Inc.[a]	162	$60,802
Thermo Fisher Scientific Inc.	26	3,946
Waters Corp.[a]	444	61,072
		190,892
PHARMACEUTICALS — 27.63%
Allergan PLC[a]	141	33,241
Bristol-Myers Squibb Co.	818	58,651
Eli Lilly & Co.	239	17,932
Johnson & Johnson	2,080	234,395
Mallinckrodt PLC[a]	948	60,065
Merck & Co. Inc.	1,624	91,366
Mylan NVa	1,594	69,084
Pfizer Inc.	4,150	144,005

		708,739

TOTAL COMMON STOCKS
(Cost: $2,551,784)		2,563,957

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	3,750	3,750

		3,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750)		3,750

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $2,555,534)[d]		2,567,707
Other Assets, Less Liabilities — (0.10)%		(2,500)

NET ASSETS — 100.00%		$2,565,207

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,555,534. Net unrealized appreciation was $12,173, of which $32,458 represented gross unrealized appreciation on securities and $20,285 represented gross unrealized depreciation on securities.

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,563,957	$—	$—	$2,563,957
Money market funds	3,750	—	—	3,750

Total	$2,567,707	$—	$—	$2,567,707

42

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 19.35%
Boeing Co. (The)	863	$108,867
General Dynamics Corp.	24	3,405
Honeywell International Inc.	572	65,111
L-3 Communications Holdings Inc.	465	63,802
Lockheed Martin Corp.	174	41,104
Northrop Grumman Corp.	469	99,742
Raytheon Co.	34	4,409
Rockwell Collins Inc.	452	39,957
United Technologies Corp.	598	60,147

		486,544
AIR FREIGHT & LOGISTICS — 8.18%
CH Robinson Worldwide Inc.	868	65,083
Expeditors International of Washington Inc.	1,276	61,950
FedEx Corp.	184	30,354
United Parcel Service Inc. Class B	468	48,246

		205,633
AIRLINES — 6.76%
American Airlines Group Inc.	1,734	55,332
Southwest Airlines Co.	1,384	58,792
United Continental Holdings Inc.[a]	1,238	55,822

		169,946
BUILDING PRODUCTS — 2.36%
AO Smith Corp.	720	59,256

		59,256
COMMERCIAL SERVICES & SUPPLIES — 5.08%
Cintas Corp.	655	62,094
Republic Services Inc.	1,359	65,612

		127,706
CONSTRUCTION & ENGINEERING — 4.84%
Fluor Corp.	1,184	62,492
Jacobs Engineering Group Inc.[a]	1,170	59,307

		121,799
ELECTRICAL EQUIPMENT — 6.00%
Acuity Brands Inc.	260	67,351
Eaton Corp. PLC	178	10,970
Rockwell Automation Inc.	626	72,647

		150,968
INDUSTRIAL CONGLOMERATES — 18.46%
3M Co.	538	90,556
Danaher Corp.	354	34,820

Security	Shares	Value

General Electric Co.	11,205	$338,727

		464,103
MACHINERY — 15.46%
AGCO Corp.	909	47,205
Caterpillar Inc.	98	7,106
Cummins Inc.	681	77,954
Snap-on Inc.	383	61,977
Stanley Black & Decker Inc.	646	73,114
Wabtec Corp./DE	769	59,505
Xylem Inc./NY	1,386	61,899

		388,760
PROFESSIONAL SERVICES — 7.52%
Equifax Inc.	563	70,786
ManpowerGroup Inc.	736	58,696
Robert Half International Inc.	1,432	59,557

		189,039
ROAD & RAIL — 5.74%
AMERCO	95	35,783
JB Hunt Transport Services Inc.	736	60,882
Union Pacific Corp.	566	47,651

		144,316

TOTAL COMMON STOCKS
(Cost: $2,526,023)		2,508,070

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	3,816	3,816

		3,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,816)		3,816

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,529,839)[d]		2,511,886
Other Assets, Less Liabilities — 0.10%		2,515

NET ASSETS — 100.00%		$2,514,401

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,529,839. Net unrealized depreciation was $17,953, of which $8,932 represented gross unrealized appreciation on securities and $26,885 represented gross unrealized depreciation on securities.

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

May 31, 2016

Schedule 1 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,508,070	$—	$—	$2,508,070
Money market funds	3,816	—	—	3,816

Total	$2,511,886	$—	$—	$2,511,886

44

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.80%

CHEMICALS — 70.80%
Air Products & Chemicals Inc.	567	$80,877
Albemarle Corp.	1,177	92,394
Celanese Corp. Series A	1,395	98,319
Dow Chemical Co. (The)	5,951	305,643
Eastman Chemical Co.	1,360	99,769
Ecolab Inc.	765	89,689
EI du Pont de Nemours & Co.	3,097	202,575
LyondellBasell Industries NV Class A	2,252	183,223
Monsanto Co.	1,459	164,094
Mosaic Co. (The)	3,490	88,053
PPG Industries Inc.	723	77,853
Praxair Inc.	823	90,415
Sherwin-Williams Co. (The)	522	151,949
Valspar Corp. (The)	802	86,873

		1,811,726
CONSTRUCTION MATERIALS — 4.33%
Martin Marietta Materials Inc.	492	93,007
Vulcan Materials Co.	153	17,863

		110,870
CONTAINERS & PACKAGING — 15.16%
Avery Dennison Corp.	1,086	80,777
International Paper Co.	2,979	125,595
Packaging Corp. of America	1,219	83,172
WestRock Co.	2,481	98,272

		387,816
METALS & MINING — 9.51%
Alcoa Inc.	356	3,300
Freeport-McMoRan Inc.	728	8,067
Newmont Mining Corp.	3,617	117,227
Nucor Corp.	2,365	114,726

		243,320

TOTAL COMMON STOCKS
(Cost: $2,523,148)		2,553,732

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	1,307	1,307

		1,307

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,307)	$1,307

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $2,524,455)[c]	2,555,039
Other Assets, Less Liabilities — 0.15%	3,944

NET ASSETS — 100.00%	$2,558,983

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,524,455. Net unrealized appreciation was $30,584, of which $50,512 represented gross unrealized appreciation on securities and $19,928 represented gross unrealized depreciation on securities.

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,553,732	$—	$—	$2,553,732
Money market funds	1,307	—	—	1,307

Total	$2,555,039	$—	$—	$2,555,039

46

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.67%

COMMUNICATIONS EQUIPMENT — 5.66%
Cisco Systems Inc.	1,562	$45,376
F5 Networks Inc.[a]	463	51,022
Juniper Networks Inc.	2,314	54,171

		150,569
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.86%
Arrow Electronics Inc.[a]	612	39,547
Avnet Inc.	884	36,271
Corning Inc.	3,405	71,131
Flextronics International Ltd.[a]	3,694	45,990
FLIR Systems Inc.	926	28,845
Trimble Navigation Ltd.[a]	540	13,813

		235,597
INTERNET SOFTWARE & SERVICES — 12.36%
Alphabet Inc. Class Aa	127	95,104
Alphabet Inc. Class Ca	138	101,529
Facebook Inc. Class Aa	1,113	132,236

		328,869
IT SERVICES — 18.57%
Accenture PLC Class A	856	101,838
Broadridge Financial Solutions Inc.	798	51,224
International Business Machines Corp.	267	41,049
MasterCard Inc. Class A	129	12,371
Paychex Inc.	1,191	64,576
Total System Services Inc.	1,054	56,600
Visa Inc. Class A	638	50,364
Western Union Co. (The)	3,000	58,350
Xerox Corp.	5,789	57,716

		494,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.17%
Intel Corp.	1,484	46,880
KLA-Tencor Corp.	26	1,896
Lam Research Corp.	792	65,586
Linear Technology Corp.	1,288	60,948
Marvell Technology Group Ltd.	2,963	30,311
NVIDIA Corp.	1,517	70,874
Qorvo Inc.[a]	697	35,526

Security	Shares	Value

QUALCOMM Inc.	52	$2,856
Skyworks Solutions Inc.	929	62,020

		376,897
SOFTWARE — 23.12%
ANSYS Inc.[a]	230	20,493
CA Inc.	1,820	58,822
Cadence Design Systems Inc.[a]	2,040	50,429
Citrix Systems Inc.[a]	318	27,005
Intuit Inc.	660	70,396
Microsoft Corp.	4,061	215,233
Nuance Communications Inc.[a]	1,640	27,421
Oracle Corp.	827	33,245
Symantec Corp.	3,411	59,215
Synopsys Inc.[a]	1,020	52,703

		614,962
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.93%
Apple Inc.	3,200	319,552
Hewlett Packard Enterprise Co.	4,352	80,381
NetApp Inc.	1,969	50,269

		450,202

TOTAL COMMON STOCKS
(Cost: $2,561,974)		2,651,184

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	1,051	1,051

		1,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,051)		1,051

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $2,563,025)[d]		2,652,235
Other Assets, Less Liabilities — 0.29%		7,741

NET ASSETS — 100.00%		$2,659,976

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,563,025. Net unrealized appreciation was $89,210, of which $92,187 represented gross unrealized appreciation on securities and $2,977 represented gross unrealized depreciation on securities.

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,651,184	$—	$—	$2,651,184
Money market funds	1,051	—	—	1,051

Total	$2,652,235	$—	$—	$2,652,235

48

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.60%

ELECTRIC UTILITIES — 63.22%
Alliant Energy Corp.	2,244	$83,140
American Electric Power Co. Inc.	1,494	96,707
Duke Energy Corp.	2,008	157,086
Edison International	1,958	140,252
Entergy Corp.	1,346	102,188
Eversource Energy	332	18,340
Exelon Corp.	4,972	170,390
FirstEnergy Corp.	3,144	103,155
NextEra Energy Inc.	1,354	162,642
OGE Energy Corp.	2,384	71,973
PG&E Corp.	1,042	62,603
Pinnacle West Capital Corp.	1,114	81,979
PPL Corp.	1,294	49,871
Southern Co. (The)	2,500	123,600
Westar Energy Inc.	1,051	59,203
Xcel Energy Inc.	2,510	103,839

		1,586,968
GAS UTILITIES — 7.29%
AGL Resources Inc.	410	26,978
Atmos Energy Corp.	1,074	78,295
UGI Corp.	1,812	77,771

		183,044
MULTI-UTILITIES — 29.04%
Ameren Corp.	1,968	97,514
Consolidated Edison Inc.	1,812	132,747
Dominion Resources Inc./VA	1,600	115,600
DTE Energy Co.	136	12,332
NiSource Inc.	3,318	79,168
Public Service Enterprise Group Inc.	3,042	136,130
SCANA Corp.	1,239	86,619
Sempra Energy	434	46,490
WEC Energy Group Inc.	374	22,492

		729,092
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	16	1,185

		1,185

TOTAL COMMON STOCKS
(Cost: $2,510,871)		2,500,289

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	3,750	$3,750

		3,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750)		3,750

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $2,514,621)[c]		2,504,039
Other Assets, Less Liabilities — 0.25%		6,299

NET ASSETS — 100.00%		$2,510,338

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,514,621. Net unrealized depreciation was $10,582, of which $7,451 represented gross unrealized appreciation on securities and $18,033 represented gross unrealized depreciation on securities.

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,500,289	$—	$—	$2,500,289
Money market funds	3,750	—	—	3,750

Total	$2,504,039	$—	$—	$2,504,039

50

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.88%

BANKS — 30.25%
BBVA Banco Continental SA	4,329,904	$5,387,527
Credicorp Ltd.	347,866	48,770,813
Intercorp Financial Services Inc.	321,007	9,614,160

		63,772,500
CONSTRUCTION & ENGINEERING — 3.11%
Grana y Montero SAA	5,202,367	6,550,158

		6,550,158
CONSTRUCTION MATERIALS — 5.58%
Cementos Pacasmayo SAA	3,290,850	5,849,533
Union Andina de Cementos SAA	7,510,900	5,918,825

		11,768,358
ELECTRIC UTILITIES — 3.19%
Empresa de Distribucion Electrica de Lima Norte SAA	1,622,957	2,682,892
Luz del Sur SAA	1,302,601	4,051,936

		6,734,828
FOOD & STAPLES RETAILING — 3.06%
InRetail Peru Corp.[a,b]	379,623	6,453,591

		6,453,591
FOOD PRODUCTS — 5.90%
Alicorp SAA	5,206,801	10,026,428
Casa Grande SAA	1,211,082	2,403,866

		12,430,294
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.24%
Edegel SAA	5,690,146	4,720,014

		4,720,014
METALS & MINING — 40.68%
Cia. de Minas Buenaventura SAA ADR[b]	1,884,518	18,015,992
Cia. Minera Milpo SAA	7,593,990	4,994,418
Fortuna Silver Mines Inc.[b]	1,594,454	8,910,220
Hochschild Mining PLC[b]	3,604,032	7,081,654
Minsur SA	12,805,820	4,628,381
Pan American Silver Corp.	310,846	4,403,315
Sociedad Minera Cerro Verde SAA[b]	261,394	4,707,706
Southern Copper Corp.	897,781	23,387,195
Tahoe Resources Inc.	345,017	4,130,392
Volcan Cia. Minera SAA Class B	31,554,584	5,515,392

		85,774,665

Security	Shares	Value

MULTILINE RETAIL — 1.79%
SACI Falabella	535,307	$3,780,890

		3,780,890
OIL, GAS & CONSUMABLE FUELS — 1.17%
Refineria La Pampilla SAA Relapasa[b]	32,987,399	2,462,694

		2,462,694
TRADING COMPANIES & DISTRIBUTORS — 2.91%
Ferreycorp SAA	12,186,891	6,137,673

		6,137,673

TOTAL COMMON STOCKS
(Cost: $298,042,583)		210,585,665

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.25%[c,d]	260,815	260,815

		260,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $260,815)		260,815

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $298,303,398)[e]		210,846,480
Other Assets, Less Liabilities — 0.00%		5,582

NET ASSETS — 100.00%		$210,852,062

ADR	— American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $309,207,067. Net unrealized depreciation was $98,360,587, of which $4,071,643 represented gross unrealized appreciation on securities and $102,432,230 represented gross unrealized depreciation on securities.

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$210,585,665	$—	$—	$210,585,665
Money market funds	260,815	—	—	260,815

Total	$210,846,480	$—	$—	$210,846,480

52

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 81.25%

AUTO COMPONENTS — 2.64%
Mahle-Metal Leve SA	65,000	$421,363
Tupy SA	84,500	304,970

		726,333
COMMERCIAL SERVICES & SUPPLIES — 3.21%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	110,510	883,589

		883,589
CONSTRUCTION MATERIALS — 0.76%
Magnesita Refratarios SAa	52,020	207,820

		207,820
DIVERSIFIED CONSUMER SERVICES — 6.40%
Estacio Participacoes SA	455,000	1,371,821
GAEC Educacao SA	65,000	185,147
Ser Educacional SAb	65,000	204,998

		1,761,966
ELECTRIC UTILITIES — 2.88%
Alupar Investimento SA Units	132,372	452,020
Light SA	136,500	341,060

		793,080
FOOD PRODUCTS — 10.41%
Marfrig Global Foods SAa	442,000	771,843
Minerva SAa	182,000	478,495
Sao Martinho SA	84,500	1,262,574
SLC Agricola SA	84,500	350,950

		2,863,862
HEALTH CARE PROVIDERS & SERVICES — 3.06%
Fleury SA	117,000	842,907

		842,907
HOTELS, RESTAURANTS & LEISURE — 1.68%
CVC Brasil Operadora e Agencia de Viagens SA	78,000	463,409

		463,409

Security	Shares	Value

HOUSEHOLD DURABLES — 13.31%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	442,000	$1,178,012
Even Construtora e Incorporadora SA	377,000	421,796
EZ TEC Empreendimentos e Participacoes SA	96,353	421,578
Gafisa SA	578,500	287,483
MRV Engenharia e Participacoes SA	494,000	1,352,260

		3,661,129

INSURANCE — 1.13%
FPC Par Corretora de Seguros SA	97,500	311,556

		311,556

INTERNET & CATALOG RETAIL — 1.95%
B2W Cia. Digital[a]	195,000	535,952

		535,952

MACHINERY — 1.52%
Iochpe Maxion SA	104,000	417,213

		417,213

MEDIA — 7.06%
Multiplus SA	84,500	776,499
Smiles SA	104,000	1,165,308

		1,941,807

MULTILINE RETAIL — 0.76%
Marisa Lojas SA	104,000	209,617

		209,617

OIL, GAS & CONSUMABLE FUELS — 0.52%
QGEP Participacoes SA	136,500	143,624

		143,624

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.66%
Aliansce Shopping Centers SA	136,500	471,800
BR Properties SA	130,000	297,751
Iguatemi Empresa de Shopping Centers SA	123,500	888,021
Sonae Sierra Brasil SA	39,000	175,944

		1,833,516

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

ROAD & RAIL — 1.06%
JSL SA	110,500	$291,128

		291,128

SOFTWARE — 2.47%
Linx SA	52,000	678,512

		678,512

SPECIALTY RETAIL — 4.60%
Cia. Hering	253,500	895,203
Via Varejo SA	214,500	370,998

		1,266,201

TEXTILES, APPAREL & LUXURY GOODS — 2.57%
Arezzo Industria e Comercio SA	78,000	534,220
Guararapes Confeccoes SA	13,000	171,613

		705,833

TRANSPORTATION INFRASTRUCTURE — 3.93%
EcoRodovias Infraestrutura e Logistica SA	377,000	821,613
Santos Brasil Participacoes SA Units	78,000	259,856

		1,081,469
WATER UTILITIES — 2.67%
Cia. de Saneamento de Minas Gerais-COPASA	104,000	735,680

		735,680

TOTAL COMMON STOCKS
(Cost: $23,444,481)		22,356,203

PREFERRED STOCKS — 17.00%

BANKS — 3.85%
Banco ABC Brasil SA	104,009	351,124
Banco do Estado do Rio Grande do Sul SA Class B	305,500	708,197

		1,059,321
ELECTRIC UTILITIES — 1.88%
Cia. Energetica do Ceara Class A	19,500	208,480
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	162,500	307,676

		516,156
MACHINERY — 2.74%
Marcopolo SA	754,000	502,388
Randon SA Implemetos e Participacoes	292,550	251,778

		754,166

Security	Shares	Value

METALS & MINING — 5.98%
Bradespar SA	390,000	$754,664
Metalurgica Gerdau SA	1,033,500	553,763
Usinas Siderurgicas de Minas Gerais SA Class A	728,000	337,524

		1,645,951
TEXTILES, APPAREL & LUXURY GOODS — 2.55%
Alpargatas SA	253,500	703,072

		703,072

TOTAL PREFERRED STOCKS (Cost: $5,379,512)		4,678,666

RIGHTS — 0.05%

ELECTRIC UTILITIES — 0.01%
Alupar Investimento SAa	18,646	1,346

		1,346
WATER UTILITIES — 0.04%
Cia. de Saneamento de Minas Gerais-COPASA[a]	6,543	11,771

		11,771

TOTAL RIGHTS
(Cost: $0)		13,117

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.25%[c,d]	16,262	16,262

		16,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,262)		16,262

TOTAL INVESTMENTS IN SECURITIES — 98.36%
(Cost: $28,840,255)[e]		27,064,248
Other Assets, Less Liabilities — 1.64%		450,313

NET ASSETS — 100.00%		$27,514,561

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $42,662,004. Net unrealized depreciation was $15,597,756, of which $2,500,008 represented gross unrealized appreciation on securities and $18,097,764 represented gross unrealized depreciation on securities.

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$22,356,203	$—	$—	$22,356,203
Preferred stocks	4,678,666	—	—	4,678,666
Rights	13,117	—	—	13,117
Money market funds	16,262	—	—	16,262

Total	$27,064,248	$—	$—	$27,064,248

55

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 98.78%

AEROSPACE & DEFENSE — 0.15%
AviChina Industry & Technology Co. Ltd. Class H	4,050,000	$2,846,624

		2,846,624
AIR FREIGHT & LOGISTICS — 0.09%
Sinotrans Ltd. Class H	4,050,000	1,746,555

		1,746,555
AIRLINES — 0.24%
Air China Ltd. Class H	3,600,000	2,382,034
China Southern Airlines Co. Ltd. Class H	3,600,000	2,113,245

		4,495,279
AUTOMOBILES — 1.93%
Brilliance China Automotive Holdings Ltd.	6,300,000	6,123,080
Byd Co. Ltd. Class Ha,b	1,125,000	6,509,755
Chongqing Changan Automobile Co. Ltd. Class B	1,620,084	2,262,818
Dongfeng Motor Group Co. Ltd. Class H	5,400,000	6,019,966
Geely Automobile Holdings Ltd.[a]	11,250,000	5,952,189
Great Wall Motor Co. Ltd. Class H	5,850,000	4,503,389
Guangzhou Automobile Group Co. Ltd. Class H	4,500,000	5,149,875

		36,521,072
BANKS — 16.54%
Agricultural Bank of China Ltd. Class H	47,250,000	17,274,383
Bank of China Ltd. Class H	154,350,000	62,787,922
Bank of Communications Co. Ltd. Class H	17,100,200	10,588,359
China CITIC Bank Corp. Ltd. Class H	17,100,800	10,038,381
China Construction Bank Corp. Class H	163,350,000	105,351,145
China Everbright Bank Co. Ltd. Class H	5,850,000	2,515,271
China Merchants Bank Co. Ltd. Class H	7,650,150	15,697,868
China Minsheng Banking Corp. Ltd. Class H	11,475,300	10,813,282

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	4,950,000	$2,536,125
Industrial & Commercial Bank of China Ltd. Class H	143,100,000	75,896,063

		313,498,799
BEVERAGES — 0.48%
China Resources Beer Holdings Co. Ltd.	2,700,000	5,853,131
Tsingtao Brewery Co. Ltd. Class H	900,000	3,238,223

		9,091,354
BIOTECHNOLOGY — 0.10%
3SBio Inc.[b,c]	2,025,000	1,973,346

		1,973,346
CAPITAL MARKETS — 2.36%
China Cinda Asset Management Co. Ltd. Class H	16,650,000	5,444,153
China Everbright Ltd.	1,800,000	3,457,194
China Galaxy Securities Co. Ltd. Class H	5,625,000	4,960,158
CITIC Securities Co. Ltd. Class H	4,275,000	9,267,458
GF Securities Co. Ltd.[b]	2,610,000	6,047,772
Haitong Securities Co. Ltd. Class H	5,940,000	9,711,192
Huatai Securities Co. Ltd.[b,c]	2,790,000	5,854,290

		44,742,217
CHEMICALS — 0.19%
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	7,200,000	3,522,074

		3,522,074
COMMERCIAL SERVICES & SUPPLIES — 0.28%
China Everbright International Ltd.[a]	4,950,000	5,308,021

		5,308,021
COMMUNICATIONS EQUIPMENT — 0.09%
ZTE Corp. Class H	1,350,040	1,772,675

		1,772,675
CONSTRUCTION & ENGINEERING — 1.43%
China Communications Construction Co. Ltd. Class H	8,550,000	9,685,704
China Railway Construction Corp. Ltd. Class H	3,825,000	4,781,158
China Railway Group Ltd. Class H	7,650,000	5,879,199

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2016

Security	Shares	Value

China State Construction International Holdings Ltd.	3,600,000	$4,611,136
Sinopec Engineering Group Co. Ltd. Class H	2,475,000	2,172,911

		27,130,108
CONSTRUCTION MATERIALS — 0.45%
Anhui Conch Cement Co. Ltd. Class H	2,475,000	5,989,843
China National Building Material Co. Ltd. Class H	5,400,000	2,453,866

		8,443,709
DIVERSIFIED CONSUMER SERVICES — 0.80%
New Oriental Education & Technology Group Inc. ADR	256,950	10,856,138
TAL Education Group Class A ADR[a,b]	80,100	4,278,942

		15,135,080
DIVERSIFIED FINANCIAL SERVICES — 0.14%
Far East Horizon Ltd.	3,600,000	2,729,607

		2,729,607
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.68%
Alibaba Health Information Technology Ltd.[a,b]	6,300,000	4,598,392
China Communications Services Corp. Ltd. Class H	4,500,800	2,114,779
China Telecom Corp. Ltd. Class H	27,000,000	12,582,146
China Unicom Hong Kong Ltd.	11,700,000	12,636,600

		31,931,917
ELECTRICAL EQUIPMENT — 0.47%
Shanghai Electric Group Co. Ltd. Class Ha,b	6,300,000	2,708,753
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,125,000	6,299,763

		9,008,516
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
AAC Technologies Holdings Inc.	1,350,000	10,931,174

		10,931,174
ENERGY EQUIPMENT & SERVICES — 0.14%
China Oilfield Services Ltd. Class Ha	3,600,000	2,738,876

		2,738,876

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.14%
Sun Art Retail Group Ltd.[a]	4,275,000	$2,691,085

		2,691,085
FOOD PRODUCTS — 1.21%
China Huishan Dairy Holdings Co. Ltd.[a]	7,650,000	3,013,459
China Mengniu Dairy Co. Ltd.	5,400,000	8,939,580
Tingyi Cayman Islands Holding Corp.[a]	3,600,000	3,271,822
Want Want China Holdings Ltd.[a]	10,800,000	7,646,608

		22,871,469
GAS UTILITIES — 1.01%
China Gas Holdings Ltd.[a]	3,600,000	5,097,739
China Resources Gas Group Ltd.[a]	1,800,000	5,039,810
ENN Energy Holdings Ltd.[a]	1,800,000	8,932,629

		19,070,178
HEALTH CARE EQUIPMENT & SUPPLIES — 0.11%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,600,000	2,066,901

		2,066,901
HEALTH CARE PROVIDERS & SERVICES — 0.72%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,260,000	2,721,729
Sinopharm Group Co. Ltd. Class H	2,340,000	10,844,281

		13,566,010
HOUSEHOLD DURABLES — 0.19%
Haier Electronics Group Co. Ltd.	2,250,000	3,637,932

		3,637,932
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.47%
CGN Power Co. Ltd. Class Hc	19,800,000	6,015,332
China Longyuan Power Group Corp. Ltd.	6,300,000	4,330,761
China Power International Development Ltd.	6,300,000	2,660,093
China Resources Power Holdings Co. Ltd.	3,600,000	5,653,856
Huadian Power International Corp. Ltd. Class H	2,700,000	1,432,001
Huaneng Power International Inc. Class H	8,100,000	5,536,839

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2016

Security	Shares	Value

Huaneng Renewables Corp. Ltd. Class H	7,200,000	$2,187,393

		27,816,275
INDUSTRIAL CONGLOMERATES — 1.38%
Beijing Enterprises Holdings Ltd.	900,000	4,680,651
CITIC Ltd.	8,550,000	12,415,311
Fosun International Ltd.[a]	4,950,000	7,034,880
Shanghai Industrial Holdings Ltd.	900,000	2,029,827

		26,160,669
INSURANCE — 6.74%
China Life Insurance Co. Ltd. Class H	14,400,000	32,217,710
China Pacific Insurance Group Co. Ltd. Class H	5,130,000	17,533,325
China Taiping Insurance Holdings Co. Ltd.[b]	3,060,124	5,924,739
New China Life Insurance Co. Ltd. Class H	1,440,000	4,930,904
People’s Insurance Co. Group of China Ltd. (The) Class H	13,500,000	5,404,762
PICC Property & Casualty Co. Ltd. Class H	9,000,308	16,429,184
Ping An Insurance Group Co. of China Ltd. Class H	10,125,000	45,227,950

		127,668,574
INTERNET & CATALOG RETAIL — 3.84%
Ctrip.com International Ltd.[a,b]	654,300	29,940,768
JD.com Inc. ADR[a,b]	1,284,822	31,619,469
Qunar Cayman Islands Ltd. ADR[a,b]	67,950	2,207,016
Vipshop Holdings Ltd. ADR[b]	777,600	9,074,592

		72,841,845
INTERNET SOFTWARE & SERVICES — 28.41%
58.com Inc. ADR[b]	148,500	8,026,425
Alibaba Group Holding Ltd. ADR[a,b]	1,840,456	150,917,392
Baidu Inc.[b]	503,784	89,945,595
Netease Inc.	152,550	27,129,492
Qihoo 360 Technology Co. Ltd. ADR[b]	175,500	13,039,650
SouFun Holdings Ltd. ADR[b]	548,100	2,976,183
Tencent Holdings Ltd.	10,935,000	243,949,396
YY Inc. ADR[b]	55,800	2,424,510

		538,408,643

Security	Shares	Value

IT SERVICES — 0.18%
TravelSky Technology Ltd. Class H	1,800,000	$3,410,851

		3,410,851
MACHINERY — 0.92%
China Conch Venture Holdings Ltd.	2,700,000	5,442,995
China International Marine Containers Group Co. Ltd. Class H	20,700	26,194
CRRC Corp. Ltd. Class H	8,100,650	7,706,314
Haitian International Holdings Ltd.	1,350,000	2,168,856
Weichai Power Co. Ltd. Class H	1,800,000	2,103,976

		17,448,335
MARINE — 0.17%
China COSCO Holdings Co. Ltd. Class Ha,b	4,725,000	1,697,026
China Shipping Container Lines Co. Ltd. Class Hb	6,750,000	1,468,496

		3,165,522
MEDIA — 0.28%
Alibaba Pictures Group Ltd.[a,b]	22,500,000	5,300,490

		5,300,490
METALS & MINING — 0.42%
Aluminum Corp. of China Ltd. Class Ha,b	8,100,000	2,450,390
Jiangxi Copper Co. Ltd. Class H	2,250,000	2,418,530
Zijin Mining Group Co. Ltd. Class H	10,800,000	3,114,255

		7,983,175
OIL, GAS & CONSUMABLE FUELS — 6.49%
China Coal Energy Co. Ltd. Class Ha	4,050,000	1,819,545
China Petroleum & Chemical Corp. Class H	49,501,000	33,773,202
China Shenhua Energy Co. Ltd. Class H	6,525,000	10,365,209
CNOOC Ltd.	34,650,000	41,393,639
Kunlun Energy Co. Ltd.	6,300,000	5,157,985
PetroChina Co. Ltd. Class H	41,400,000	28,459,286
Yanzhou Coal Mining Co. Ltd. Class Ha	3,600,000	1,937,141

		122,906,007

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2016

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.12%
Nine Dragons Paper (Holdings) Ltd.	3,150,000	$2,278,921

		2,278,921
PERSONAL PRODUCTS — 0.64%
Hengan International Group Co. Ltd.	1,350,000	12,182,437

		12,182,437
PHARMACEUTICALS — 1.03%
China Medical System Holdings Ltd.	2,250,000	3,220,844
CSPC Pharmaceutical Group Ltd.	8,100,000	7,382,453
Luye Pharma Group Ltd.[b]	2,250,000	1,390,292
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	675,000	1,755,244
Sino Biopharmaceutical Ltd.	8,550,000	5,800,416

		19,549,249
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.23%
China Jinmao Holdings Group Ltd.	7,200,000	2,076,170
China Overseas Land & Investment Ltd.	7,200,000	21,642,218
China Resources Land Ltd.	5,400,665	12,917,407
China Vanke Co. Ltd. Class H	2,475,031	5,900,707
Country Garden Holdings Co. Ltd.	10,350,727	4,143,942
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,334,000	8,457,548
Evergrande Real Estate Group Ltd.[a]	8,100,000	5,422,140
Guangzhou R&F Properties Co. Ltd. Class H	1,800,000	2,391,303
Longfor Properties Co. Ltd.	2,700,000	3,649,518
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	945,095	2,902,387
Shimao Property Holdings Ltd.	2,250,000	2,850,099
Shui On Land Ltd.	6,525,000	1,646,338
Sino-Ocean Group Holding Ltd.	5,625,000	2,280,948
SOHO China Ltd.	3,600,000	1,580,299
Sunac China Holdings Ltd.	3,600,000	2,238,371

		80,099,395
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.42%
GCL-Poly Energy Holdings Ltd.[a]	24,750,000	3,536,556

Security	Shares	Value

Hanergy Thin Film Power Group Ltd.[a,b]	7,722,801	$10
Semiconductor Manufacturing International Corp.[b]	52,650,000	4,405,489

		7,942,055
SOFTWARE — 0.14%
Kingsoft Corp. Ltd.[a]	1,350,000	2,578,992

		2,578,992
SPECIALTY RETAIL — 0.15%
GOME Electrical Appliances Holding Ltd.[a]	23,400,000	2,801,439

		2,801,439
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.47%
Lenovo Group Ltd.[a]	14,400,000	8,842,260

		8,842,260
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
ANTA Sports Products Ltd.	1,800,000	3,915,990
Belle International Holdings Ltd.	12,150,000	7,132,200
Shenzhou International Group Holdings Ltd.	900,000	4,530,036

		15,578,226
TRANSPORTATION INFRASTRUCTURE — 1.08%
Beijing Capital International Airport Co. Ltd. Class H	2,700,000	2,909,187
China Merchants Holdings International Co. Ltd.[a]	2,700,000	7,716,123
COSCO Pacific Ltd.	3,600,000	3,642,566
Jiangsu Expressway Co. Ltd. Class H	2,700,000	3,698,178
Zhejiang Expressway Co. Ltd. Class H	2,700,000	2,530,332

		20,496,386
WATER UTILITIES — 0.68%
Beijing Enterprises Water Group Ltd.[a]	8,100,000	5,203,169
Guangdong Investment Ltd.	5,400,000	7,618,803

		12,821,972
WIRELESS TELECOMMUNICATION SERVICES — 7.18%
China Mobile Ltd.	11,925,000	136,011,148

		136,011,148

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2016

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $2,067,034,681)		$1,871,763,444

SHORT-TERM INVESTMENTS — 9.63%

MONEY MARKET FUNDS — 9.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	171,794,646	171,794,646
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%d,e,f	10,408,707	10,408,707
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	369,446	369,446

		182,572,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,572,799)		182,572,799

TOTAL INVESTMENTS IN SECURITIES — 108.41%
(Cost: $2,249,607,480)[g]		2,054,336,243
Other Assets, Less Liabilities — (8.41)%		(159,386,582)

NET ASSETS — 100.00%		$1,894,949,661

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,278,583,043. Net unrealized depreciation was $224,246,800, of which $120,729,202 represented gross unrealized appreciation on securities and $344,976,002 represented gross unrealized depreciation on securities.

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	116	Jun. 2016	Hong Kong Futures	$6,250,560	$6,292,669	$42,110

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,871,763,434	$—	$10	$1,871,763,444
Money market funds	182,572,799	—	—	182,572,799

Total	$2,054,336,233	$—	$10	$2,054,336,243

Derivative financial instruments:[a]
Assets:
Futures contracts	$42,110	$—	$—	$42,110

Total	$42,110	$—	$—	$42,110

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

61

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 98.86%

AEROSPACE & DEFENSE — 0.19%
AVIC International Holding HK Ltd.[a,b]	520,000	$38,825

		38,825
AIR FREIGHT & LOGISTICS — 0.09%
Guangdong Yueyen Transportaion Co. Ltd. Class H	30,000	17,649

		17,649
AIRLINES — 0.22%
Shandong Airlines Co. Ltd. Class B	20,000	45,030

		45,030
AUTO COMPONENTS — 3.18%
Chaowei Power Holdings Ltd.[a,b]	80,000	52,213
China First Capital Group Ltd.[a]	36,000	27,111
Hunan Tyen Machinery Co. Ltd. Class Ba	42,000	21,588
Launch Tech Co. Ltd.[a]	25,000	26,068
Minth Group Ltd.[b]	100,000	294,150
Nexteer Automotive Group Ltd.	110,000	110,876
Tianneng Power International Ltd.	100,000	73,763
Xinchen China Power Holdings Ltd.[a]	80,000	10,710
Xingda International Holdings Ltd.[b]	80,000	16,271
Zhejiang Shibao Co. Ltd. Class H	20,000	20,777

		653,527
AUTOMOBILES — 0.16%
Qingling Motors Co. Ltd. Class H	100,000	32,826

		32,826
BANKS — 0.28%
Bank of Chongqing Co. Ltd. Class H	75,000	56,674

		56,674
BEVERAGES — 0.92%
Anhui Gujing Distillery Co. Ltd. Class B	18,000	68,588
Dynasty Fine Wines Group Ltd.[a,b]	128,000	7,805
New Silkroad Culturaltainment Ltd.[a]	170,000	38,298
Tibet Water Resources Ltd.	230,000	74,316

		189,007

Security	Shares	Value

BIOTECHNOLOGY — 0.55%
China Regenerative Medicine International Ltd.[a,b]	1,800,000	$72,990
Essex Bio-technology Ltd.[b]	40,000	21,112
Shanghai Haohai Biological Technology Co. Ltd.[a,c]	4,000	19,902

		114,004
BUILDING PRODUCTS — 0.77%
China Fangda Group Co. Ltd. Class B	44,000	40,895
China Lesso Group Holdings Ltd.	160,000	84,036
Far East Global Group Ltd.	80,000	10,401
Luoyang Glass Co. Ltd. Class Ha	20,000	11,122
Yuanda China Holdings Ltd.	360,000	11,169

		157,623
CAPITAL MARKETS — 1.18%
Central China Securities Co. Ltd. Class H	170,000	73,531
FDG Kinetic Ltd.[a]	240,000	40,782
Guolian Securities Co. Ltd.[a,b]	68,500	36,154
Noah Holdings Ltd. ADR[a,b]	3,610	91,477

		241,944
CHEMICALS — 2.68%
Century Sunshine Group Holdings Ltd.	271,250	11,523
China BlueChemical Ltd. Class H	260,000	57,568
China Lumena New Materials Corp.[a,b]	868,000	8,369
China Sanjiang Fine Chemicals Co. Ltd.[a]	51,000	7,091
China XLX Fertiliser Ltd.	30,000	9,964
Dahua Group Dalian Chemical Industry Co.	12,000	17,712
Danhua Chemical Technology Co. Ltd. Class Ba	34,000	19,176
Dongyue Group Ltd.	200,000	35,272
Fufeng Group Ltd.[b]	160,600	45,483
Huabao International Holdings Ltd.[a]	290,000	112,369
Hubei Sanonda Co. Ltd. Class B	49,000	38,937
Ko Yo Chemical Group Ltd.[a]	280,000	8,687
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	65,000	51,480
Sinofert Holdings Ltd.	300,000	37,847

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Tianjin TEDA Biomedical Engineering Co. Ltd.	100,000	$23,558
Yingde Gases Group Co. Ltd.	150,000	50,591
Yip’s Chemical Holdings Ltd.[b]	40,000	13,954

		549,581
COMMERCIAL SERVICES & SUPPLIES — 1.00%
Beijing Development HK Ltd.[a,b]	90,000	17,494
Broad Greenstate International Co. Ltd.	88,000	12,688
Capital Environment Holdings Ltd.[a,b]	680,000	28,012
Dongjiang Environmental Co. Ltd. Class Hb	32,100	52,397
Dynagreen Environmental Protection Group Co. Ltd. Class Ha,b	60,000	27,111
Shanghai Zhongyida Co. Ltd.[a]	66,000	36,630
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	60,000	31,668

		206,000
COMMUNICATIONS EQUIPMENT — 1.38%
BYD Electronic International Co. Ltd.[a]	100,000	54,968
China All Access Holdings Ltd.[b]	160,000	49,639
China Fiber Optic Network System Group Ltd.[a]	201,600	19,464
Comba Telecom Systems Holdings Ltd.	193,600	31,402
Eastern Communications Co. Ltd. Class B	51,000	37,332
Nanjing Panda Electronics Co. Ltd. Class H	20,000	14,032
Shanghai Potevio Co. Ltd. Class Ba	19,000	33,744
Trigiant Group Ltd.	120,000	19,927
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	20,000	23,532

		284,040
CONSTRUCTION & ENGINEERING — 0.48%
Baoye Group Co. Ltd. Class H	40,000	26,158
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	30,000	16,104

Security	Shares	Value

China Singyes Solar Technologies Holdings Ltd.[b]	70,400	$23,926
Concord New Energy Group Ltd.	600,000	32,826

		99,014
CONSTRUCTION MATERIALS — 1.23%
Allied Cement Holdings Ltd.[a]	174,000	17,023
Asia Cement China Holdings Corp.	85,000	16,741
China National Materials Co. Ltd. Class H	160,000	32,749
China Shanshui Cement Group Ltd.[a,b]	480,000	55,995
Dongpeng Holdings Co. Ltd.	50,000	27,999
Huaxin Cement Co. Ltd. Class B	16,000	10,032
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class Ba	31,000	19,933
West China Cement Ltd.[b]	340,000	71,343

		251,815
CONSUMER FINANCE — 0.59%
Credit China Holdings Ltd.[a,b]	280,000	111,378
Differ Group Holding Co.Ltd.[a]	140,000	10,813

		122,191
CONTAINERS & PACKAGING — 0.91%
AMVIG Holdings Ltd.[b]	80,000	32,131
CPMC Holdings Ltd.	70,000	31,629
Foshan Huaxin Packaging Co. Ltd.	39,100	32,996
Greatview Aseptic Packaging Co. Ltd.	160,000	80,740
Sheen Tai Holdings Group Co. Ltd.	80,000	10,298

		187,794
DISTRIBUTORS — 0.79%
China Animation Characters Co. Ltd.[a,b]	60,000	24,639
China Beidahuang Industry Group Holdings Ltd.[a]	320,000	16,889
Dah Chong Hong Holdings Ltd.[b]	120,000	53,295
Xinhua Winshare Publishing and Media Co. Ltd. Class H	70,000	67,674

		162,497
DIVERSIFIED CONSUMER SERVICES — 1.07%
China Maple Leaf Educational Systems Ltd.	80,000	71,780

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Fu Shou Yuan International Group Ltd.[b]	130,000	$93,214
Tarena International Inc. ADR	4,570	48,579
Xueda Education Group ADR[a]	1,160	6,206

		219,779
DIVERSIFIED FINANCIAL SERVICES — 0.36%
China Merchants China Direct Investments Ltd.	22,075	31,089
Kong Sun Holdings Ltd.[a]	500,000	25,102
Min Xin Holdings Ltd.	20,000	17,507

		73,698
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.20%
APT Satellite Holdings Ltd.	55,000	41,561

		41,561
ELECTRICAL EQUIPMENT — 2.94%
Boer Power Holdings Ltd.[b]	40,000	17,353
China Energine International Holdings Ltd.	280,000	19,104
China High Speed Transmission Equipment Group Co. Ltd.[a]	150,000	115,085
FDG Electric Vehicles Ltd.[a,b]	1,750,000	100,249
Foshan Electrical and Lighting Co. Ltd. Class B	44,040	35,263
Guodian Technology & Environment Group Corp. Ltd. Class Ha	90,000	4,866
Hangzhou Steam Turbine Co. Ltd. Class B	38,024	33,775
Harbin Electric Co. Ltd. Class H	100,000	36,946
Tech Pro Technology Development Ltd.[a,b]	720,000	207,617
Trony Solar Holdings Co. Ltd.[a,b]	216,000	7,229
Welling Holding Ltd.	161,600	27,460

		604,947
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.80%
Anxin-China Holdings Ltd.[a]	672,000	19,516
AVIC International Holdings Ltd. Class H	41,184	20,464
China Aerospace International Holdings Ltd.[b]	280,000	34,603
China Innovationpay Group Ltd.[a]	520,000	23,429
Digital China Holdings Ltd.	140,000	115,343

Security	Shares	Value

INESA Intelligent Tech Inc. Class Ba	46,000	$37,536
Ju Teng International Holdings Ltd.	120,000	51,750
Kingboard Chemical Holdings Ltd.	95,000	195,671
Kingboard Laminates Holdings Ltd.	135,000	71,252
Nanjing Sample Technology Co. Ltd.	2,000	4,068
PAX Global Technology Ltd.[b]	110,000	92,751
Sunny Optical Technology Group Co. Ltd.	100,000	345,642
Technovator International Ltd.[b]	60,000	31,822
Tongda Group Holdings Ltd.[b]	500,000	106,203
Wasion Group Holdings Ltd.	80,000	41,297

		1,191,347
ENERGY EQUIPMENT & SERVICES — 0.32%
Anton Oilfield Services Group/Hong Kong[a]	180,000	15,757
Hilong Holding Ltd.	80,000	8,136
Honghua Group Ltd.[a]	142,000	5,758
Shandong Molong Petroleum Machinery Co. Ltd. Class Ha	48,000	18,043
Wison Engineering Services Co. Ltd.[a]	170,000	17,726

		65,420
FOOD & STAPLES RETAILING — 0.13%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	70,000	26,132

		26,132
FOOD PRODUCTS — 3.10%
Biostime International Holdings Ltd.[a,b]	30,000	91,721
Changshouhua Food Co. Ltd.	50,000	21,755
China Agri-Industries Holdings Ltd.[a]	310,000	103,757
China Foods Ltd.[a]	120,000	42,945
China Huiyuan Juice Group Ltd.[a]	75,000	30,992
China Modern Dairy Holdings Ltd.[b]	350,000	63,529
China Ocean Resources Co. Ltd.[a]	5,430	9,317
China Shengmu Organic Milk Ltd.[a,c]	190,000	40,846
China Yurun Food Group Ltd.[a,b]	200,000	30,895

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Honworld Group Ltd.[c]	30,000	$17,881
Leyou Technologies Holdings Ltd.[a,b]	350,000	48,210
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	19,000	14,675
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	58,000	34,452
Shenguan Holdings Group Ltd.	160,000	15,242
Tenwow International Holdings Ltd.	100,000	27,548
Yashili International Holdings Ltd.	90,000	19,928
YuanShengTai Dairy Farm Ltd.[a,b]	380,000	22,502

		636,195
GAS UTILITIES — 0.64%
China Oil and Gas Group Ltd.[a,b]	616,000	43,614
Towngas China Co. Ltd.[b]	160,000	87,331

		130,945
HEALTH CARE EQUIPMENT & SUPPLIES — 0.59%
Lifetech Scientific Corp.[a,b]	300,000	54,067
Microport Scientific Corp.[a]	80,000	40,164
PW Medtech Group Ltd.[a]	100,000	26,518

		120,749
HEALTH CARE PROVIDERS & SERVICES — 2.41%
China NT Pharma Group Co.Ltd.[a,b]	130,000	34,642
China Pioneer Pharma Holdings Ltd.[b]	60,000	13,826
Golden Meditech Holdings Ltd.[b]	240,000	30,586
Harmonicare Medical Holdings Ltd.[a,b,c]	40,200	27,169
Huayi Tencent Entertainment Co. Ltd.[b]	800,000	80,328
iKang Healthcare Group Inc. ADR[a]	7,070	140,693
Phoenix Healthcare Group Co. Ltd.	80,000	113,077
Universal Health International Group Holding Ltd.	110,000	8,071
Universal Medical Financial & Technical Advisory Services Co. Ltd.[a,c]	60,000	42,481
Wenzhou Kangning Hospital Co. Ltd.	1,000	5,246

		496,119

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.62%
500.com Ltd. ADR[a,b]	3,190	$55,283
Ajisen (China) Holdings Ltd.	60,000	25,334
China LotSynergy Holdings Ltd.[a,b]	1,000,000	37,332
China Nuclear Energy Technology Corp. Ltd.[a]	80,000	14,109
China Travel International Investment Hong Kong Ltd.[b]	380,000	112,021
China Vanguard Group Ltd.[a,b]	250,000	13,034
Haichang Ocean Park Holdings Ltd.[a,b,c]	180,000	39,855
Huangshan Tourism Development Co. Ltd. Class B	24,000	50,640
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	180,000	68,588
Shanghai Jinjiang International Travel Co. Ltd. Class B	10,000	39,310
Tuniu Corp. ADR[a]	4,750	43,914
Xiabuxiabu Catering Management China Holdings Co. Ltd.[c]	40,000	23,069
Zhuhai Holdings Investment Group Ltd.	100,000	15,705

		538,194
HOUSEHOLD DURABLES — 1.94%
China Creative Global Holdings Ltd.	74,000	5,525
E-Rental Car Co. Ltd.	210,000	7,705
Hefei Meiling Co. Ltd. Class B	21,036	11,753
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	70,000	31,900
Konka Group Co. Ltd. Class B	105,000	39,739
Ozner Water International Holding Ltd.[a,b,c]	60,000	9,655
Skyworth Digital Holdings Ltd.	280,000	169,049
TCL Multimedia Technology Holdings Ltd.[b]	60,000	34,757
Wuxi Little Swan Co. Ltd. Class B	13,000	45,703
Yuxing InfoTech Investment Holdings Ltd.[a,b]	120,000	42,790

		398,576
HOUSEHOLD PRODUCTS — 0.37%
NVC Lighting Holdings Ltd.[a]	110,000	12,461
Vinda International Holdings Ltd.	36,000	63,676

		76,137

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.22%
Canvest Environment Protection Group Co. Ltd.[a,b]	90,000	$43,794
CGN Meiya Power Holdings Co. Ltd.[a,b,c]	160,000	23,068
China Datang Corp. Renewable Power Co. Ltd. Class Ha	350,000	36,946
China Power New Energy Development Co. Ltd. New[b]	68,000	40,267
Huadian Energy Co. Ltd. Class Ba	73,000	37,084
Shanghai Lingyun Industries Development Co. Ltd. Class B	24,000	32,520
United Photovoltaics Group Ltd.[a]	460,000	36,122

		249,801
INDUSTRIAL CONGLOMERATES — 0.06%
Chongqing Machinery & Electric Co. Ltd. Class H	120,000	12,976

		12,976
INTERNET & CATALOG RETAIL — 0.89%
Cogobuy Group[a,b,c]	60,000	98,865
E-Commerce China Dangdang Inc. ADR[a]	6,950	43,577
Jumei International Holding Ltd. ADR[a]	8,020	41,383

		183,825
INTERNET SOFTWARE & SERVICES — 5.18%
21Vianet Group Inc. ADR[a]	8,940	129,809
Baozun Inc. ADR[a]	2,860	18,361
Bitauto Holdings Ltd. ADR[a]	3,500	71,015
HC International Inc.[a,b]	60,000	33,521
Momo Inc. ADR[a,b]	4,930	63,005
Pacific Online Ltd.	80,900	20,933
Phoenix New Media Ltd. ADR[a]	4,910	19,591
Renren Inc.[a]	10,070	22,456
Sina Corp.[a]	7,850	423,978
Sino-I Technology Ltd.[a]	1,200,000	15,757
Sohu.com Inc.[a]	4,280	178,776
Tian Ge Interactive Holdings Ltd.[b,c]	60,000	44,721
Xunlei Ltd. ADR[a]	3,610	23,032

		1,064,955

Security	Shares	Value

IT SERVICES — 1.19%
AGTech Holdings Ltd.[a,b]	320,000	$75,797
Chinasoft International Ltd.[a]	240,000	92,377
Hi Sun Technology (China) Ltd.[a]	300,000	44,412
HNA International Investment Holdings Ltd.[a]	200,000	11,586
Peace Map Holding Ltd.[a,b]	800,000	20,185

		244,357
LEISURE PRODUCTS — 0.73%
Goodbaby International Holdings Ltd.	120,000	72,604
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	25,000	22,400
Shenzhen China Bicycle Co. Holdings Ltd.[a]	40,000	26,158
Zhonglu Co. Ltd. Class Ba	12,060	28,896

		150,058
MACHINERY — 2.59%
Changchai Co. Ltd. Class B	22,000	13,707
China Huarong Energy Co. Ltd.[a,b]	167,000	10,211
China Ocean Industry Group Ltd.[a]	1,680,000	37,847
China Yuchai International Ltd.	1,250	13,837
CIMC Enric Holdings Ltd.	80,000	40,061
CRCC High-Tech Equipment Corp. Ltd.[a]	40,000	20,494
Dalian Refrigeration Co. Ltd. Class B	15,000	11,200
EVA Precision Industrial Holdings Ltd.	180,000	21,318
First Tractor Co. Ltd. Class H	60,000	30,664
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	18,000	32,112
Kama Co. Ltd.[a]	33,015	42,028
Lonking Holdings Ltd.[b]	280,000	41,091
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	120,000	23,171
Shang Gong Group Co. Ltd. Class Ba	39,000	38,804
Shanghai Diesel Engine Co. Ltd. Class B	49,045	42,130
Shanghai Highly Group Co. Ltd. Class B	44,000	34,936

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Shanghai Prime Machinery Co. Ltd. Class H	120,000	$17,765
Sinotruk Hong Kong Ltd.	107,500	48,435
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	28,000	11,318

		531,129
MARINE — 0.63%
Chu Kong Shipping Enterprises Group Co. Ltd.	60,000	15,834
Seaspan Corp.	5,300	79,447
Sinotrans Shipping Ltd.[b]	210,000	34,062

		129,343
MEDIA — 1.82%
AirMedia Group Inc. ADR[a]	3,560	14,988
IMAX China Holding Inc.[a,c]	8,200	45,179
Nan Hai Corp. Ltd.[a]	2,000,000	55,354
Neo Telemedia Ltd.[a]	720,000	39,855
Phoenix Satellite Television Holdings Ltd.	220,000	47,862
Poly Culture Group Corp. Ltd. Class H	13,000	30,525
SMI Holdings Group Ltd.[b]	760,000	69,463
Viva China Holdings Ltd.[a,b]	405,600	33,417
Wisdom Sports Group[a,b]	110,000	37,808

		374,451
METALS & MINING — 2.18%
Bengang Steel Plates Co. Ltd. Class B	63,000	20,032
Chiho-Tiande Group Ltd.	60,000	46,420
China Daye Non-Ferrous Metals Mining Ltd.[a]	960,000	15,571
China Metal Recycling Holdings Ltd.[a]	184,800	—
China Rare Earth Holdings Ltd.[a]	76,000	5,479
China Silver Group Ltd.[b]	100,000	18,923
Chongqing Iron & Steel Co. Ltd. Class Ha	100,000	14,032
CITIC Dameng Holdings Ltd.[a]	85,000	4,158
Da Ming International Holdings Ltd.	40,000	13,439
Huili Resources Group Ltd.	60,000	17,842
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	43,000	37,195

Security	Shares	Value

MMG Ltd.[a,b]	240,000	$51,904
North Mining Shares Co. Ltd.[a,b]	1,700,000	22,760
Real Gold Mining Ltd.[a,b]	126,000	91
Shougang Concord International Enterprises Co. Ltd.[a]	760,000	20,741
Shougang Fushan Resources Group Ltd.	340,000	52,960
Tiangong International Co. Ltd.	56,000	3,388
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	80,000	8,136
Zhaojin Mining Industry Co. Ltd. Class Hb	120,000	95,467

		448,538
MULTI-UTILITIES — 0.14%
Tianjin Development Holdings Ltd.	60,000	27,806

		27,806
MULTILINE RETAIL — 1.56%
Golden Eagle Retail Group Ltd.[b]	60,000	64,571
Intime Retail Group Co. Ltd.	233,500	211,913
Maoye International Holdings Ltd.	180,000	16,684
New World Department Store China Ltd.	70,000	9,101
Parkson Retail Group Ltd.	196,500	18,466

		320,735
OIL, GAS & CONSUMABLE FUELS — 1.51%
China Suntien Green Energy Corp. Ltd. Class H	240,000	24,716
Inner Mongolia Yitai Coal Co. Ltd. Class B	157,000	116,651
MIE Holdings Corp.[a]	160,000	15,654
Shanxi Guoxin Energy Corp. Ltd.	19,020	23,528
Shenzhen Chiwan Petroleum Class B	7,000	14,806
Sino Oil And Gas Holdings Ltd.[a]	1,350,000	30,760
Sinopec Kantons Holdings Ltd.	120,000	59,937
Yanchang Petroleum International Ltd.[a]	900,000	23,403

		309,455
PAPER & FOREST PRODUCTS — 1.36%
Chengde Nanjiang Co. Ltd. Class Ba	121,800	45,314
China Forestry Holdings Co. Ltd.[a,b]	306,000	—

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

China Wood Optimization Holding Ltd.[a]	40,000	$18,743
Lee & Man Paper Manufacturing Ltd.	200,000	132,335
Qunxing Paper Holdings Co. Ltd.[a]	148,000	1,715
Shandong Chenming Paper Holdings Ltd. Class B	75,023	55,243
Shandong Chenming Paper Holdings Ltd. Class H	35,000	24,510
Superb Summit International Group Ltd.[a]	59,500	574

		278,434
PERSONAL PRODUCTS — 0.19%
CKH Food & Health Ltd.[a]	5,610	13,109
Golden Throat Holdings Group Co. Ltd.[c]	25,000	23,011
Real Nutriceutical Group Ltd.	33,000	3,186

		39,306
PHARMACEUTICALS — 5.03%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	46,858
China Animal Healthcare Ltd.[a,b]	140,000	5,805
China Grand Pharmaceutical and Healthcare Holdings Ltd.[a,b]	120,000	23,789
China Shineway Pharmaceutical Group Ltd.[b]	50,000	53,230
China Traditional Chinese Medicine Co. Ltd.[a,b]	280,000	127,237
Consun Pharmaceutical Group Ltd.[b]	60,000	30,895
Dawnrays Pharmaceutical Holdings Ltd.	80,000	63,542
Hua Han Health Industry Holdings Ltd. Class Hb	723,960	68,965
Hutchison China Meditech Ltd.[a]	1,120	30,443
Lee’s Pharmaceutical Holdings Ltd.[b]	40,000	33,264
Livzon Pharmaceutical Group Inc. Class H	10,020	45,791
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	20,000	36,663
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	24,000	14,675

Security	Shares	Value

Shanghai Dingli Technology Development Group Co. Ltd. Class B	32,000	$22,208
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class Hb	40,000	36,251
Shanghai Kai Kai Industrial Co. Ltd.	8,000	10,888
Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd.	4,000	7,020
Sihuan Pharmaceutical Holdings Group Ltd.	600,000	128,988
SSY Group Ltd.[b]	280,255	91,637
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	29,000	24,650
Tong Ren Tang Technologies Co. Ltd. Class H	80,000	130,173

		1,032,972
PROFESSIONAL SERVICES — 0.51%
51job Inc. ADR[a]	2,820	87,448
Zhaopin Ltd. ADR[a]	1,110	17,172

		104,620
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.68%
Spring REIT	110,000	46,588
Yuexiu REIT	170,000	93,008

		139,596
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.80%
Agile Property Holdings Ltd.[b]	240,000	118,329
Beijing Capital Land Ltd. Class H	160,000	53,964
Beijing Enterprises Medical & Health Group Ltd.[a]	660,000	45,880
Beijing North Star Co. Ltd. Class H	100,000	29,093
Beijing Properties Holdings Ltd.[a,b]	320,000	21,421
C C Land Holdings Ltd.	190,000	50,874
Carnival Group International Holdings Ltd.[a,b]	608,000	81,399
Central China Real Estate Ltd.	110,038	19,690
China Aoyuan Property Group Ltd.[b]	170,000	32,826
China Merchants Land Ltd.[b]	200,000	29,608

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

China Minsheng Drawin Technology Group Ltd.[a]	590,000	$28,102
China New Town Development Co. Ltd.[a]	500,000	18,344
China Oceanwide Holdings Ltd.[a]	580,000	68,691
China Overseas Grand Oceans Group Ltd.	140,000	42,893
China Overseas Property Holdings Ltd.[a]	150,000	22,013
China SCE Property Holdings Ltd.[b]	180,800	40,032
China South City Holdings Ltd.	340,000	64,340
China Vast Industrial Urban Development Co. Ltd.[b,c]	60,000	20,159
CIFI Holdings Group Co. Ltd.	400,000	94,231
Colour Life Services Group Co. Ltd.	40,000	29,351
Crown International Corp. Ltd.[a]	100,000	17,507
EverChina International Holdings Co. Ltd.[a]	500,000	15,319
Fantasia Holdings Group Co. Ltd.	240,000	28,733
Future Land Development Holdings Ltd.[b]	280,000	34,603
Future Land Holdings Co. Ltd. Class Ad	153,524	214,257
Gemdale Properties & Investment Corp. Ltd.	580,000	29,492
Glorious Property Holdings Ltd.[a]	390,000	36,650
Greenland Hong Kong Holdings Ltd.[a,b]	120,000	39,083
Greentown China Holdings Ltd.[a,b]	95,000	66,650
Guangdong Land Holdings Ltd.[a]	86,000	23,470
Guorui Properties Ltd.	90,000	34,410
HKC Holdings Ltd.[a]	970,000	17,357
HNA Innovation Hainan Co. Ltd.[a]	13,000	7,709
Hopson Development Holdings Ltd.[a]	100,000	88,309
Hydoo International Holding Ltd.[b]	200,000	24,974
K Wah International Holdings Ltd.	170,000	82,941
Kaisa Group Holdings Ltd.[a,b]	420,000	18,545
KWG Property Holding Ltd.	175,000	109,936
Lai Fung Holdings Ltd.	765,000	11,030
Logan Property Holdings Co. Ltd.	160,000	53,758
Minmetals Land Ltd.	220,000	23,789

Security	Shares	Value

Optics Valley Union Holding Co. Ltd.	120,000	$12,822
Overseas Chinese Town Asia Holdings Ltd.	40,000	13,800
Ping An Securities Group Holdings Ltd.[a,b]	1,800,000	23,867
Poly Property Group Co. Ltd.[b]	300,000	78,397
Powerlong Real Estate Holdings Ltd.	180,000	36,379
Redco Properties Group Ltd.[c]	60,000	41,863
Renhe Commercial Holdings Co. Ltd.[a,b]	2,220,000	66,587
Road King Infrastructure Ltd.	40,000	30,998
Ronshine China Holdings Ltd.	35,000	27,124
Shanghai Huili Building Materials Co. Ltd.	11,000	23,089
Shanghai Industrial Urban Development Group Ltd.	220,000	42,481
Shanghai Lingang Holdings Corp. Ltd. Class Ba	17,200	25,353
Shanghai Shibei Hi-Tech Co. Ltd. Class B	35,000	41,615
Shanghai Zendai Property Ltd.[a]	630,000	14,193
Shenzhen Investment Ltd.	440,000	177,854
Shenzhen SEG Co. Ltd. Class Ba	36,000	23,589
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	11,000	13,891
Sinolink Worldwide Holdings Ltd.[a]	280,000	28,836
Tian Shan Development Holding Ltd.	40,000	15,602
Top Spring International Holdings Ltd.	7,000	2,559
Xinyuan Real Estate Co. Ltd. ADR	4,910	24,992
Yuexiu Property Co. Ltd.	840,000	107,052
Yuzhou Properties Co. Ltd.[a]	200,440	57,798
Zhong An Real Estate Ltd.[a,b]	160,000	14,830

		2,835,333
ROAD & RAIL — 0.84%
Dazhong Transportation Group Co. Ltd. Class B	72,000	87,912
eHi Car Services Ltd. ADR[a]	3,740	37,026
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	26,000	47,476

		172,414

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
China Electronics Corp. Holdings Co. Ltd.	140,000	$36,585
Hua Hong Semiconductor Ltd.[c]	40,000	37,383
JA Solar Holdings Co. Ltd. ADR[a,b]	5,060	40,328
JinkoSolar Holding Co. Ltd.[a,b]	2,920	63,481
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	20,000	17,276
Xinyi Solar Holdings Ltd.[b]	400,000	162,201

		357,254
SOFTWARE — 2.76%
Boyaa Interactive International Ltd.[a]	40,000	14,160
Changyou.com Ltd. ADR[a]	1,390	26,785
Chanjet Information Technology Co. Ltd. Class H	10,000	15,062
Cheetah Mobile Inc. ADR[a,b]	3,930	42,326
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	80,000	12,667
Feiyu Technology International Co. Ltd.[c]	60,000	13,903
iDreamsky Technology Ltd. ADR[a]	1,720	23,633
Kingdee International Software Group Co. Ltd.[a,b]	281,200	96,290
KongZhong Corp. ADR[a]	2,500	14,400
National Agricultural Holdings Ltd.[a,b]	120,000	23,789
NetDragon Websoft Holdings Ltd.[b]	25,000	80,457
NQ Mobile Inc. ADR[a]	10,910	46,586
Ourgame International Holdings Ltd.	50,000	24,781
Shanghai Baosight Software Co. Ltd. Class B	35,080	61,846
Sinosoft Technology Group Ltd.	80,000	45,828
V1 Group Ltd.	440,000	23,789

		566,302
SPECIALTY RETAIL — 2.13%
Baoxin Auto Group Ltd.[b]	122,000	77,426
Boshiwa International Holding Ltd.[a,b]	153,000	1,536
China Harmony New Energy Auto Holding Ltd.	105,000	61,636

Security	Shares	Value

China ZhengTong Auto Services Holdings Ltd.[b]	135,000	$49,182
Goldlion Holdings Ltd.	40,000	15,139
Hengdeli Holdings Ltd.[a]	320,000	28,424
Koradior Holdings Ltd.	30,000	52,059
Pou Sheng International Holdings Ltd.[a,b]	320,000	89,802
Symphony Holdings Ltd.[a]	100,000	11,328
Zhongsheng Group Holdings Ltd.	95,000	50,997

		437,529
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.85%
Coolpad Group Ltd.[a]	400,000	78,783
Goldpac Group Ltd.[b]	50,000	19,567
TCL Communication Technology Holdings Ltd.	70,000	47,218
TPV Technology Ltd.	160,000	30,072

		175,640
TEXTILES, APPAREL & LUXURY GOODS — 4.44%
361 Degrees International Ltd.	90,000	28,733
Best Pacific International Holdings Ltd.	40,000	28,269
Bosideng International Holdings Ltd.[b]	420,000	32,981
C.banner International Holdings Ltd.[a]	127,000	53,297
Cabbeen Fashion Ltd.	19,000	6,775
China Dongxiang Group Co. Ltd.	460,000	78,165
China Lilang Ltd.	60,000	35,298
China Longevity Group Co. Ltd.[a]	96,000	4,419
Citychamp Watch & Jewellery Group Ltd.[a,b]	220,000	37,384
Cosmo Lady China Holdings Co. Ltd.[c]	70,000	50,282
Daphne International Holdings Ltd.[a]	160,000	25,952
Fuguiniao Co. Ltd. Class Hb	48,000	24,655
HOSA International Ltd.	80,000	26,467
Lao Feng Xiang Co. Ltd. Class B	31,080	109,775
Li Ning Co. Ltd.[a,b]	190,000	76,312
Luthai Textile Co. Ltd. Class B	41,000	53,835
Peak Sport Products Co. Ltd.	120,000	34,294
Shanghai Haixin Group Co. Class B	64,000	50,112

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Silverman Holdings Ltd.	60,000	$19,232
Texhong Textile Group Ltd.	35,000	35,008
Weiqiao Textile Co. Class H	60,000	45,725
XTEP International Holdings Ltd.	105,000	55,554

		912,524
TRADING COMPANIES & DISTRIBUTORS — 0.63%
China Aircraft Leasing Group Holdings Ltd.[b]	30,000	30,741
China Chengtong Development Group Ltd.[a]	380,000	30,818
China Dynamics Holdings Ltd.[a]	140,000	5,046
CITIC Resources Holdings Ltd.[a,b]	380,200	32,303
Greater China Financial Holdings Ltd.[a]	80,000	2,328
Skyway Securities Group Ltd.[a]	900,000	27,574

		128,810
TRANSPORTATION INFRASTRUCTURE — 3.85%
Anhui Expressway Co. Ltd. Class H	60,000	45,571
COSCO International Holdings Ltd.	80,000	39,031
Guangdong Provincial Expressway Development Co. Ltd. Class B	50,000	24,910
HNA Infrastructure Company Ltd. Class H	20,000	21,987
Hopewell Highway Infrastructure Ltd.	125,000	61,791
Jinzhou Port Co. Ltd. Class B	35,000	18,900
Qingdao Port International Co. Ltd.[c]	100,000	49,304
Qinhuangdao Port Co. Ltd.	65,000	23,847
Shenzhen Chiwan Wharf Holdings Ltd. Class B	19,000	30,280
Shenzhen Expressway Co. Ltd. Class H	100,000	85,864
Shenzhen International Holdings Ltd.	140,000	212,663
Sichuan Expressway Co. Ltd. Class H	120,000	40,782
Tianjin Port Development Holdings Ltd.	280,000	39,649
Xiamen International Port Co. Ltd. Class H	160,000	31,101
Yuexiu Transport Infrastructure Ltd.	100,000	64,623

		790,303

Security	Shares	Value

WATER UTILITIES — 1.26%
China Everbright Water Ltd.	61,000	$30,129
China Water Affairs Group Ltd.	120,000	62,409
China Water Industry Group Ltd.[a]	160,000	27,394
CT Environmental Group Ltd.[b]	320,000	86,507
Kangda International Environmental Co. Ltd.[a,b,c]	110,000	23,365
Yunnan Water Investment Co. Ltd.[a]	50,000	28,964

		258,768

TOTAL COMMON STOCKS
(Cost: $24,846,791)		20,307,074

SHORT-TERM INVESTMENTS — 30.20%

MONEY MARKET FUNDS — 30.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	5,803,592	5,803,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	351,629	351,629
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	48,802	48,802

		6,204,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,204,023)		6,204,023

TOTAL INVESTMENTS IN SECURITIES — 129.06%
(Cost: $31,050,814)[h]		26,511,097
Other Assets, Less Liabilities — (29.06)%		(5,969,168)

NET ASSETS — 100.00%		$20,541,929

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $31,778,938. Net unrealized depreciation was $5,267,841, of which $2,633,925 represented gross unrealized appreciation on securities and $7,901,766 represented gross unrealized depreciation on securities.

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,855,254	$164,170	$287,650	$20,307,074
Money market funds	6,204,023	—	—	6,204,023

Total	$26,059,277	$164,170	$287,650	$26,511,097

The following table includes a rollforward for the period ended May 31, 2016 of investments whose values are classified as Level 3 as of the beginning or end of period.

Common Stocks
Balance at beginning of period	$1,334,239
Realized gain (loss) and change in unrealized appreciation/depreciation	(318,505)
Purchases	40,628
Sales	(270,051)
Transfers ina	44,458 [b]
Transfers out [a]	(543,119)[c]

Balance at end of period	$287,650

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(194,213)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers in to Level 3 resulted from a suspension of trading of equity securities.
[c]	Transfers out of Level 3 are due to a resumption of trading of equity securities.

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

May 31, 2016

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2016:

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs [a]
Assets:
Common Stocks[b]	$240,622	Last traded price-adjusted	Adjustment based on change on proxy index and liquidity	-8% to -74%[c]	-25%

[a]	Unobservable inputs are weighted based on the fair value of the investments included in the range.
[b]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.
[c]	An increase in the unobservable input may result in a significant increase to the value, while a decrease in the unobservable input may result in a significant decrease to value.

73

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.56%

BANKS —10.91%
Danske Bank A/S	281,344	$8,122,312
Jyske Bank A/S Registered	36,635	1,472,144
Spar Nord Bank A/S	70,499	611,956
Sydbank A/S	45,965	1,311,173

		11,517,585
BEVERAGES — 5.61%
Carlsberg A/S Class B	45,034	4,347,204
Royal Unibrew A/S	34,035	1,572,942

		5,920,146
BIOTECHNOLOGY — 6.12%
Bavarian Nordic A/Sa	31,745	1,213,881
Genmab A/Sa	25,918	4,685,740
Zealand Pharma A/Sa,b	30,265	561,658

		6,461,279
BUILDING PRODUCTS — 1.07%
Rockwool International A/S Class B	5,891	1,126,756

		1,126,756
CHEMICALS — 7.16%
Chr Hansen Holding A/S	47,651	3,021,623
Novozymes A/S Class B	95,363	4,538,547

		7,560,170
COMMERCIAL SERVICES & SUPPLIES — 2.59%
ISS A/S	67,831	2,735,878

		2,735,878
CONSTRUCTION & ENGINEERING — 1.43%
FLSmidth & Co. A/Sb	28,209	1,017,031
Per Aarsleff Holding A/S	19,808	487,659

		1,504,690
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
TDC A/S	369,747	1,851,571

		1,851,571
ELECTRICAL EQUIPMENT — 6.07%
Vestas Wind Systems A/S	89,396	6,408,603

		6,408,603
FOOD PRODUCTS — 0.95%
Schouw & Co.	16,405	999,264

		999,264

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 7.36%
Ambu A/Sb	23,356	$952,522
Coloplast A/S Class B	47,656	3,608,925
GN Store Nord A/S	84,398	1,725,411
William Demant Holding A/Sa	70,332	1,484,164

		7,771,022
HEALTH CARE TECHNOLOGY — 0.09%
NNIT A/Sc	2,754	97,684

		97,684
HOUSEHOLD DURABLES — 0.64%
Bang & Olufsen A/Sa,b	70,161	672,025

		672,025
INSURANCE — 3.66%
Alm Brand A/S	130,535	961,174
Topdanmark A/Sa	54,061	1,486,288
Tryg A/S	71,917	1,418,589

		3,866,051
MACHINERY — 0.97%
NKT Holding A/S	18,559	1,019,922

		1,019,922
MARINE — 6.16%
AP Moeller — Maersk A/S Class A	1,168	1,456,996
AP Moeller —Maersk A/S Class B	2,523	3,251,099
D/S Norden A/Sa,b	28,156	434,871
Dfds A/S	27,486	1,362,422

		6,505,388
OIL, GAS & CONSUMABLE FUELS — 0.43%
Torm A/S	7,700	94,496
TORM PLC[a]	29,481	361,798

		456,294
PHARMACEUTICALS — 23.07%
ALK-Abello A/S	6,334	1,177,360
Novo Nordisk A/S Class B	416,379	23,169,037

		24,346,397
ROAD & RAIL — 3.83%
DSV A/S	88,652	4,045,347

		4,045,347
SOFTWARE — 1.53%
SimCorp A/S	30,478	1,614,729

		1,614,729

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2016

Security	Shares	Value

SPECIALTY RETAIL —0.54%
Matas A/S	32,567	$572,698

		572,698
TEXTILES, APPAREL & LUXURY GOODS — 6.92%
IC Group A/S	20,343	560,199
Pandora A/S	45,343	6,741,987

		7,302,186
TOBACCO — 0.30%
Scandinavian Tobacco Group A/Sc	19,096	312,658

		312,658
TRADING COMPANIES & DISTRIBUTORS — 0.40%
Solar A/S Class B	8,907	421,905

		421,905

TOTAL COMMON STOCKS
(Cost: $103,195,542)		105,090,248

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	1,971,489	1,971,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	119,449	119,449
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	708,419	708,419

		2,799,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,799,357)		2,799,357

Value

TOTAL INVESTMENTS IN SECURITIES — 102.21%
(Cost: $105,994,899)[g]	$107,889,605
Other Assets, Less Liabilities — (2.21)%	(2,337,784)

NET ASSETS — 100.00%	$105,551,821

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $106,078,580. Net unrealized appreciation was $1,811,025, of which $6,279,597 represented gross unrealized appreciation on securities and $4,468,572 represented gross unrealized depreciation on securities.

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$105,090,248	$—	$—	$105,090,248
Money market funds	2,799,357	—	—	2,799,357

Total	$107,889,605	$—	$—	$107,889,605

76

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 79.92%

BRAZIL — 32.36%
AES Tiete Energia SA	3,600	$14,202
Ambev SA	85,800	455,202
Banco Bradesco SA	15,351	104,457
Banco do Brasil SA	15,300	69,959
Banco Santander Brasil SA Units	7,800	37,636
BB Seguridade Participacoes SA	12,600	95,357
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	31,200	137,897
BR Malls Participacoes SA	10,140	32,514
BRF SA	11,100	140,738
CCR SA	15,900	67,317
CETIP SA — Mercados Organizados	4,205	49,603
Cia. de Saneamento Basico do Estado de Sao Paulo	6,000	42,626
Cia. Siderurgica Nacional SAa	11,400	20,698
Cielo SA	18,555	163,554
Cosan SA Industria e Comercio	2,100	19,140
CPFL Energia SA	3,520	17,864
Duratex SA	5,184	10,434
EDP — Energias do Brasil SA	5,700	19,322
Embraer SA	12,000	62,632
Equatorial Energia SA	3,600	45,575
Fibria Celulose SA	4,500	41,727
Hypermarcas SA	6,300	49,847
JBS SA	13,200	36,646
Klabin SA Units	9,900	49,885
Kroton Educacional SA	25,416	78,181
Localiza Rent A Car SA	2,820	26,031
Lojas Americanas SA	3,660	10,954
Lojas Renner SA	11,400	66,147
M. Dias Branco SA	600	15,260
Multiplan Empreendimentos Imobiliarios SA	1,500	22,758
Natura Cosmeticos SA	3,000	18,756
Odontoprev SA	4,500	14,005
Petroleo Brasileiro SAa	54,000	152,615
Porto Seguro SA	2,100	15,391
Qualicorp SA	3,900	16,512
Raia Drogasil SA	4,200	67,326
Rumo Logistica Operadora Multimodal SAa	14,300	18,818
Sul America SA	3,083	12,822
TIM Participacoes SA	15,000	29,650

Security	Shares	Value

TOTVS SA	2,400	$19,736
Tractebel Energia SA	3,000	29,550
Transmissora Alianca de Energia Eletrica SA Units	1,500	7,850
Ultrapar Participacoes SA	6,600	125,056
Vale SA	23,100	91,194
WEG SA	10,140	40,509

		2,663,953
CHILE — 8.75%
AES Gener SA	45,860	20,731
Aguas Andinas SA Series A	49,083	27,043
Banco de Chile	425,583	43,061
Banco de Credito e Inversiones	651	26,456
Banco Santander Chile	1,188,801	53,719
Cencosud SA	23,433	62,295
Cia. Cervecerias Unidas SA	2,644	28,833
Colbun SA	145,395	35,272
Empresa Nacional de Electricidad SA/Chile	58,446	51,014
Empresa Nacional de Telecomunicaciones SA	2,061	17,663
Empresas CMPC SA	22,274	46,603
Empresas COPEC SA	8,220	70,447
Endesa Americas SA	58,446	24,548
Enersis Americas SA	353,699	53,880
Enersis Chile SA	353,699	40,688
Itau CorpBanca	2,779,572	22,197
LATAM Airlines Group SAa	5,541	33,787
SACI Falabella	8,760	61,872

		720,109
COLOMBIA — 2.31%
Cementos Argos SA	8,997	33,886
Corp. Financiera Colombiana SA	1,527	19,221
Ecopetrol SA	87,117	37,773
Grupo Argos SA/Colombia	5,259	29,405
Grupo de Inversiones Suramericana SA	4,180	50,315
Interconexion Electrica SA ESP	6,831	19,451

		190,051
MEXICO — 33.49%
Alfa SAB de CV	51,900	91,261
America Movil SAB de CV	568,800	348,949
Arca Continental SAB de CV	7,500	49,993
Cemex SAB de CV CPO[a]	254,350	162,120

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2016

Security	Shares	Value

Coca-Cola Femsa SAB de CV Series L	9,000	$72,340
El Puerto de Liverpool SAB de CV Series C1	3,300	35,584
Fibra Uno Administracion SA de CV	46,400	100,751
Fomento Economico Mexicano SAB de CV	33,300	301,711
Gentera SAB de CV	19,200	35,065
Gruma SAB de CV Series B	3,960	57,092
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,600	66,918
Grupo Aeroportuario del Sureste SAB de CV Series B	3,900	61,677
Grupo Bimbo SAB de CV	29,400	86,923
Grupo Carso SAB de CV Series A1	10,500	44,560
Grupo Comercial Chedraui SA de CV	6,300	15,782
Grupo Financiero Banorte SAB de CV	45,000	235,989
Grupo Financiero Inbursa SAB de CV Series O	41,700	69,745
Grupo Financiero Santander Mexico SAB de CV Series B	34,200	61,977
Grupo Lala SAB de CV	11,100	26,762
Grupo Mexico SAB de CV Series B	68,700	152,645
Grupo Televisa SAB	44,100	235,990
Industrias Penoles SAB de CV	2,475	39,591
Kimberly-Clark de Mexico SAB de CV Series A	27,900	66,463
Mexichem SAB de CV	18,968	40,022
OHL Mexico SAB de CVa	15,000	18,934
Promotora y Operadora de Infraestructura SAB de CV	4,845	58,056
Wal-Mart de Mexico SAB de CV	94,500	219,983

		2,756,883
PERU — 3.01%
Cia. de Minas Buenaventura SA ADR[a]	3,330	31,835
Credicorp Ltd.	1,242	174,128
Southern Copper Corp.	1,599	41,654

		247,617

TOTAL COMMON STOCKS
(Cost: $9,843,061)		6,578,613

PREFERRED STOCKS — 19.66%

BRAZIL — 17.65%
Banco Bradesco SA	50,314	318,478
Braskem SA Class A	2,700	15,741
Centrais Eletricas Brasileiras SA Class B	3,900	13,534
Cia. Brasileira de Distribuicao	2,700	30,321

Security	Shares	Value

Cia. Energetica de Minas Gerais	13,590	$21,242
Cia. Energetica de Sao Paulo Class B	3,300	11,095
Cia. Paranaense de Energia Class B	1,800	11,833
Gerdau SA	17,400	26,907
Itau Unibanco Holding SA	52,586	424,104
Itausa-Investimentos Itau SA	70,687	140,118
Lojas Americanas SA	10,518	44,881
Petroleo Brasileiro SA	70,800	158,032
Suzano Papel e Celulose SA Class A	7,800	31,746
Telefonica Brasil SA	8,100	94,200
Vale SA	35,400	110,465

		1,452,697
CHILE — 0.65%
Embotelladora Andina SA Class B	4,581	14,482
Sociedad Quimica y Minera de Chile SA Series B	1,797	39,564

		54,046
COLOMBIA — 1.36%
Bancolombia SA	8,401	68,720
Grupo Aval Acciones y Valores SA	62,859	23,086
Grupo de Inversiones Suramericana SA	1,707	20,072

		111,878

TOTAL PREFERRED STOCKS
(Cost: $3,868,875)		1,618,621

SHORT-TERM INVESTMENTS —0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	16,824	16,824

		16,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,824)		16,824

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $13,728,760)[d]		8,214,058
Other Assets, Less Liabilities — 0.21%		17,498

NET ASSETS — 100.00%		$8,231,556

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,869,882. Net unrealized depreciation was $5,655,824, of which $171,761 represented gross unrealized appreciation on securities and $5,827,585 represented gross unrealized depreciation on securities.

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,578,613	$—	$—	$6,578,613
Preferred stocks	1,618,621	—	—	1,618,621
Money market funds	16,824	—	—	16,824

Total	$8,214,058	$—	$—	$8,214,058

79

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.90%

AUTO COMPONENTS — 2.96%
Nokian Renkaat OYJ	32,418	$1,145,114

		1,145,114
BUILDING PRODUCTS — 0.79%
Uponor OYJ	18,570	304,927

		304,927
CHEMICALS — 1.00%
Kemira OYJ	32,223	388,855

		388,855
COMMERCIAL SERVICES & SUPPLIES — 0.61%
Caverion Corp.	34,500	236,588

		236,588
COMMUNICATIONS EQUIPMENT — 21.97%
Nokia OYJ	1,486,266	8,504,568

		8,504,568
CONSTRUCTION & ENGINEERING — 1.30%
Outotec OYJ[a,b]	58,206	226,922
YIT OYJ	39,855	275,307

		502,229
CONTAINERS & PACKAGING — 2.81%
Huhtamaki OYJ	26,010	1,087,863

		1,087,863
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.91%
Elisa OYJ	39,712	1,513,729

		1,513,729
ELECTRIC UTILITIES — 4.32%
Fortum OYJ	111,545	1,673,912

		1,673,912
ELECTRICAL EQUIPMENT — 0.46%
PKC Group OYJ[a]	9,052	176,854

		176,854
FOOD & STAPLES RETAILING — 1.96%
Kesko OYJ Class B	18,921	758,929

		758,929
FOOD PRODUCTS — 0.48%
Atria OYJ	9,393	92,229
HKScan OYJ Class A	25,855	92,681

		184,910
HEALTH CARE PROVIDERS & SERVICES — 0.53%
Oriola-KD OYJ Class B	44,261	204,978

		204,978

Security	Shares	Value

INSURANCE — 12.96%
Sampo OYJ Class A	112,518	$5,019,194

		5,019,194
IT SERVICES — 1.21%
Tieto OYJ	17,101	469,279

		469,279
LEISURE PRODUCTS — 2.60%
Amer Sports OYJ	33,812	1,008,031

		1,008,031
MACHINERY — 19.88%
Cargotec OYJ Class B	11,251	436,001
Kone OYJ Class B	83,165	3,932,944
Konecranes OYJ[a]	16,012	443,138
Metso OYJ	32,888	772,891
Ponsse OYJ	5,584	129,923
Valmet OYJ	37,245	460,239
Wartsila OYJ Abp	36,702	1,521,979

		7,697,115
MEDIA — 0.45%
Sanoma OYJ	30,957	173,176

		173,176
METALS & MINING — 1.01%
Outokumpu OYJ[b]	93,325	390,642

		390,642
MULTILINE RETAIL — 0.31%
Stockmann OYJ Abp Class Ba,b	18,998	121,187

		121,187
OIL, GAS & CONSUMABLE FUELS — 3.15%
Neste OYJ	36,180	1,220,002

		1,220,002
PAPER & FOREST PRODUCTS — 8.86%
Metsa Board OYJ	62,991	352,026
Stora Enso OYJ Class R	154,814	1,327,931
UPM-Kymmene OYJ	90,884	1,749,343

		3,429,300
PHARMACEUTICALS — 2.70%
Orion OYJ Class B	29,094	1,044,542

		1,044,542
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.06%
Citycon OYJ	133,099	318,571
Sponda OYJ	74,310	314,853
Technopolis OYJ	41,686	165,209

		798,633

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

May 31, 2016

Security	Shares	Value

SOFTWARE — 0.38%
F-Secure OYJ	44,280	$148,377

		148,377
TRADING COMPANIES & DISTRIBUTORS — 1.23%
Cramo OYJ	13,118	283,310
Ramirent OYJ	26,194	191,001

		474,311

TOTAL COMMON STOCKS
(Cost: $40,976,766)		38,677,245

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	723,145	723,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	43,814	43,814

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	20,840	$20,840

		787,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $787,799)		787,799

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $41,764,565)[f]		39,465,044
Other Assets, Less Liabilities — (1.94)%		(750,939)

NET ASSETS — 100.00%		$38,714,105

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $41,947,752. Net unrealized depreciation was $2,482,708, of which $934,641 represented gross unrealized appreciation on securities and $3,417,349 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,677,245	$—	$—	$38,677,245
Money market funds	787,799	—	—	787,799

Total	$39,465,044	$—	$—	$39,465,044

81

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 94.56%

AEROSPACE & DEFENSE — 4.07%
MTU Aero Engines AG	10,899	$1,029,997
OHB SE	1,112	22,208

		1,052,205
AUTO COMPONENTS — 2.25%
ElringKlinger AG	5,981	135,830
Grammer AG	2,303	95,246
LEONI AG	6,849	228,434
SAF-Holland SA	9,521	120,408

		579,918
AUTOMOBILES — 0.16%
EDAG Engineering Group AGa	2,061	41,758

		41,758
BANKS — 0.25%
comdirect bank AG	5,930	65,554

		65,554
BIOTECHNOLOGY — 0.11%
Biotest AG	1,442	28,486

		28,486
BUILDING PRODUCTS — 0.11%
CENTROTEC Sustainable AG	1,870	28,500

		28,500
CAPITAL MARKETS — 1.63%
AURELIUS SE & Co KGaA	4,976	299,135
Deutsche Beteiligungs AG	2,279	71,254
MLP AG	12,652	49,297

		419,686
CHEMICALS — 1.19%
Wacker Chemie AG	3,280	308,183

		308,183
COMMERCIAL SERVICES & SUPPLIES — 1.47%
Bilfinger SEa	7,235	307,395
Cewe Stiftung & Co. KGAA	1,088	73,072

		380,467
COMMUNICATIONS EQUIPMENT — 0.34%
ADVA Optical Networking SEa	8,805	88,406

		88,406
CONSTRUCTION & ENGINEERING — 0.12%
Bauer AG	1,967	30,208

		30,208

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.52%
BRAAS Monier Building Group SA	4,826	$135,039

		135,039
CONSUMER FINANCE — 0.38%
Ferratum OYJ	1,801	42,706
Sixt Leasing AGa	2,604	56,282

		98,988
DIVERSIFIED FINANCIAL SERVICES — 1.69%
GRENKE AG	1,857	373,252
Hypoport AGa	648	62,941

		436,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.07%
QSC AG	12,688	16,893

		16,893
ELECTRICAL EQUIPMENT — 1.88%
Nordex SEa	13,564	385,808
SGL Carbon SEa,b	7,712	100,750

		486,558
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.66%
Jenoptik AG	10,765	171,673

		171,673
FOOD PRODUCTS — 1.68%
KWS Saat SE	416	140,277
Suedzucker AG	14,982	293,795

		434,072
HEALTH CARE EQUIPMENT & SUPPLIES — 1.38%
Carl Zeiss Meditec AG Bearer	6,818	263,757
Draegerwerk AG & Co. KGaA	639	38,051
STRATEC Biomedical AG	995	55,384

		357,192
HEALTH CARE PROVIDERS & SERVICES — 0.83%
RHOEN-KLINIKUM AG	7,022	215,599

		215,599
HEALTH CARE TECHNOLOGY — 0.85%
CompuGroup Medical SE	5,021	219,169

		219,169
HOTELS, RESTAURANTS & LEISURE — 0.37%
bet-at-home.com AG	218	33,503
Zeal Network SE	1,479	61,332

		94,835

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

HOUSEHOLD DURABLES — 0.15%
Surteco SE	1,590	$39,172

		39,172
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.25%
Capital Stage AG	9,554	64,465

		64,465
INDUSTRIAL CONGLOMERATES — 2.97%
Indus Holding AG	3,850	201,914
Rheinmetall AG	8,218	564,565

		766,479
INSURANCE — 0.39%
Wuestenrot & Wuerttembergische AG	4,875	101,975

		101,975
INTERNET & CATALOG RETAIL — 1.34%
Delticom AG	1,268	22,557
Takkt AG	6,881	152,976
zooplus AGa	1,170	170,628

		346,161
INTERNET SOFTWARE & SERVICES — 0.46%
XING AG	589	118,420

		118,420
IT SERVICES — 6.62%
Bechtle AG	3,082	342,417
CANCOM SE	3,433	193,268
GFT Technologies SE	3,317	79,411
Wirecard AGb	24,606	1,094,609

		1,709,705
LIFE SCIENCES TOOLS & SERVICES — 3.58%
Evotec AGa	23,532	105,050
Gerresheimer AG	6,582	524,203
MorphoSys AGa,b	5,266	295,464

		924,717
MACHINERY — 15.34%
DEUTZ AG	19,018	92,267
DMG Mori AG	8,260	380,186
Duerr AG	5,440	422,654
Gesco AG	631	51,083
Heidelberger Druckmaschinen AGa,b	51,296	148,988
KION Group AG	13,475	746,077
Koenig & Bauer AGa	1,825	91,161
Krones AG	2,980	355,302

Security	Shares	Value

KUKA AG	4,842	$571,378
NORMA Group SE	6,679	331,916
Pfeiffer Vacuum Technology AG	1,450	137,999
Rational AG	715	337,811
SLM Solutions Group AGa,b	2,603	73,459
Vossloh AGa	1,819	117,146
Wacker Neuson SE	5,883	103,445

		3,960,872
MEDIA — 2.81%
Borussia Dortmund GmbH & Co. KGaA	13,577	62,907
CTS Eventim AG & Co. KGaA	10,049	346,799
Stroeer SE & Co. KGaA[b]	5,792	315,175

		724,881
METALS & MINING — 2.44%
Aurubis AG	7,067	369,411
Salzgitter AG	8,188	261,517

		630,928
OIL, GAS & CONSUMABLE FUELS — 0.12%
VERBIO Vereinigte BioEnergie AG	4,599	29,997

		29,997
PHARMACEUTICALS — 2.70%
STADA Arzneimittel AG	13,069	696,318

		696,318
PROFESSIONAL SERVICES — 0.80%
Amadeus Fire AG	1,091	77,744
Bertrandt AGb	1,167	127,759

		205,503
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.77%
Alstria office REIT AG	23,926	312,835
Hamborner REIT AG	13,248	144,534

		457,369
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.25%
ADLER Real Estate AGa,b	4,838	66,866
ADO Properties SAc	5,250	189,773
Deutsche Euroshop AG	9,613	440,695
DIC Asset AG	9,364	90,161
Grand City Properties SA	24,163	508,803
LEG Immobilien AG	13,158	1,174,781
PATRIZIA Immobilien AGa	8,001	222,544
TAG Immobilien AG	25,727	351,707
TLG Immobilien AG	14,140	309,160
WCM Beteiligungs & Grundbesitz-AGa	19,318	66,883

		3,421,373

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

ROAD & RAIL — 0.86%
Sixt SE	2,607	$152,861
VTG AG	2,114	69,179

		222,040
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.42%
AIXTRON SEa,b	22,451	141,339
Dialog Semiconductor PLC[a,b]	16,319	518,308
Manz AGa,b	975	41,240
Siltronic AGa	2,518	43,267
SMA Solar Technology AGa,b	2,545	140,301

		884,455
SOFTWARE — 2.66%
Init Innovation In Traffic Systems AG	321	4,592
Nemetschek SE	3,231	187,615
RIB Software AGb	7,369	76,957
Software AG	10,764	418,208

		687,372
SPECIALTY RETAIL — 0.19%
Hornbach Baumarkt AG	1,672	48,721

		48,721
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.38%
Wincor Nixdorf AGa	6,242	355,506

		355,506
TEXTILES, APPAREL & LUXURY GOODS — 0.49%
Bijou Brigitte AG	852	56,814
Gerry Weber International AGb	5,297	69,554

		126,368
THRIFTS & MORTGAGE FINANCE — 2.78%
Aareal Bank AG	12,548	460,839
Deutsche Pfandbriefbank AGc	22,551	257,576

		718,415
TRADING COMPANIES & DISTRIBUTORS — 1.12%
BayWa AGb	2,813	95,513
Kloeckner & Co. SEa	15,690	193,533

		289,046
TRANSPORTATION INFRASTRUCTURE — 0.34%
Hamburger Hafen und Logistik AG	5,140	87,405

		87,405
WIRELESS TELECOMMUNICATION SERVICES — 4.32%
Drillisch AGb	9,185	376,338

Security	Shares	Value

Freenet AG	26,840	$740,268

		1,116,606

TOTAL COMMON STOCKS
(Cost: $24,465,345)		24,423,851

PREFERRED STOCKS — 4.93%

BIOTECHNOLOGY — 0.29%
Biotest AG	4,158	74,062

		74,062
BUILDING PRODUCTS — 0.15%
Villeroy & Boch AG	2,647	37,778

		37,778
CONSTRUCTION MATERIALS — 0.24%
STO SE & Co. KGaA	533	63,341

		63,341
HEALTH CARE EQUIPMENT & SUPPLIES — 2.41%
Draegerwerk AG & Co. KGaA	1,594	106,844
Sartorius AG	1,864	515,143

		621,987
MACHINERY — 1.24%
Jungheinrich AG	3,354	319,729

		319,729
ROAD & RAIL — 0.60%
Sixt SE	3,553	156,217

		156,217

TOTAL PREFERRED STOCKS
(Cost: $1,057,195)		1,273,114

RIGHTS — 0.02%

MACHINERY — 0.02%
Vossloh AGa	1,986	4,307

		4,307

TOTAL RIGHTS
(Cost: $0)		4,307

SHORT-TERM INVESTMENTS — 12.04%

MONEY MARKET FUNDS — 12.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	2,921,841	2,921,841

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	177,029	$177,029
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	10,453	10,453

		3,109,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,109,323)		3,109,323

TOTAL INVESTMENTS IN SECURITIES — 111.55%
(Cost: $28,631,863)[g]		28,810,595
Other Assets, Less Liabilities — (11.55)%		(2,982,002)

NET ASSETS — 100.00%		$25,828,593

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $28,813,410. Net unrealized depreciation was $2,815, of which $3,301,621 represented gross unrealized appreciation on securities and $3,304,436 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$24,423,851	$—	$—	$24,423,851
Preferred stocks	1,273,114	—	—	1,273,114
Rights	4,307	—	—	4,307
Money market funds	3,109,323	—	—	3,109,323

Total	$28,810,595	$—	$—	$28,810,595

85

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 100.05%

AUTO COMPONENTS — 1.62%
Bharat Forge Ltd.	1,205,717	$13,536,429
Bosch Ltd.	86,734	28,807,199
Motherson Sumi Systems Ltd.	3,653,783	15,462,803

		57,806,431
AUTOMOBILES — 10.32%
Bajaj Auto Ltd.	965,848	37,585,318
Hero Motocorp Ltd.	574,583	26,463,183
Mahindra & Mahindra Ltd.	4,289,131	84,290,970
Maruti Suzuki India Ltd.	1,216,892	75,265,182
Tata Motors Ltd.[a]	18,196,732	124,308,952
Tata Motors Ltd. Class Aa	4,389,289	20,516,183

		368,429,788
BANKS — 4.81%
Axis Bank Ltd.	6,849,746	52,448,379
ICICI Bank Ltd.	12,711,793	46,220,408
State Bank of India	17,869,358	54,430,035
Yes Bank Ltd.	1,210,042	18,577,296

		171,676,118
BEVERAGES — 0.77%
United Spirits Ltd.[a]	752,702	27,632,447

		27,632,447
CHEMICALS — 2.21%
Asian Paints Ltd.	3,312,007	48,477,820
UPL Ltd.	3,452,538	30,556,385

		79,034,205
CONSTRUCTION & ENGINEERING — 2.24%
Larsen & Toubro Ltd.	3,645,136	79,828,939

		79,828,939
CONSTRUCTION MATERIALS — 2.15%
ACC Ltd.	518,611	11,785,423
Ambuja Cements Ltd.	7,859,185	26,678,128
Shree Cement Ltd.	96,231	18,778,453
Ultratech Cement Ltd.	410,612	19,691,190

		76,933,194
CONSUMER FINANCE — 1.85%
Bajaj Finance Ltd.	186,015	20,979,871
Mahindra & Mahindra Financial Services Ltd.	3,207,678	15,329,254
Shriram Transport Finance Co. Ltd.	1,697,511	29,779,921

		66,089,046

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.25%
Power Finance Corp. Ltd.	3,646,365	$8,871,367

		8,871,367
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
Bharti Infratel Ltd.	6,548,988	36,455,725

		36,455,725
ELECTRIC UTILITIES — 0.39%
Tata Power Co. Ltd.	12,763,021	13,989,341

		13,989,341
ELECTRICAL EQUIPMENT — 0.77%
Bharat Heavy Electricals Ltd.	6,761,040	12,108,276
Havells India Ltd.	2,875,513	15,577,387

		27,685,663
FOOD PRODUCTS — 0.95%
GlaxoSmithKline Consumer Healthcare Ltd.	116,171	9,921,281
Nestle India Ltd.	266,331	24,134,849

		34,056,130
GAS UTILITIES — 0.56%
GAIL (India) Ltd.	3,649,932	20,095,375

		20,095,375
HEALTH CARE PROVIDERS & SERVICES — 0.50%
Apollo Hospitals Enterprise Ltd.	880,704	17,920,366

		17,920,366
HOUSEHOLD PRODUCTS — 2.64%
Hindustan Unilever Ltd.	7,471,614	94,187,754

		94,187,754
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.13%
NTPC Ltd.	18,980,470	40,381,278

		40,381,278
INDUSTRIAL CONGLOMERATES — 0.41%
Siemens Ltd.	819,763	14,671,303

		14,671,303
IT SERVICES — 21.02%
HCL Technologies Ltd.	6,491,621	71,375,510
Infosys Ltd.	21,149,610	392,486,595
Tata Consultancy Services Ltd.	5,442,941	207,848,593
Tech Mahindra Ltd.	2,672,029	21,458,436
Wipro Ltd.	7,108,923	57,628,923

		750,798,057

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2016

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.42%
Divi’s Laboratories Ltd.	916,635	$14,977,994

		14,977,994
MACHINERY — 1.68%
Ashok Leyland Ltd.	13,102,009	21,215,187
Eicher Motors Ltd.	140,677	38,649,535

		59,864,722
MEDIA — 1.22%
Zee Entertainment Enterprises Ltd.	6,632,653	43,703,451

		43,703,451
METALS & MINING — 2.15%
Hindalco Industries Ltd.	12,834,314	20,075,969
JSW Steel Ltd.	973,747	20,103,747
Tata Steel Ltd.	3,465,284	17,219,554
Vedanta Ltd.	11,942,900	19,267,323

		76,666,593
OIL, GAS & CONSUMABLE FUELS — 8.50%
Bharat Petroleum Corp. Ltd.	998,693	14,553,295
Cairn India Ltd.	5,178,959	11,172,266
Coal India Ltd.	7,996,901	34,633,231
Oil & Natural Gas Corp. Ltd.	9,847,064	30,842,963
Reliance Industries Ltd.	14,914,850	212,323,535

		303,525,290
PERSONAL PRODUCTS — 2.12%
Dabur India Ltd.	6,074,126	26,152,550
Godrej Consumer Products Ltd.	1,371,794	30,227,991
Marico Ltd.	5,197,292	19,248,943

		75,629,484
PHARMACEUTICALS — 10.07%
Aurobindo Pharma Ltd.	3,028,979	35,351,969
Cadila Healthcare Ltd.	2,356,582	11,782,034
Cipla Ltd.	3,976,017	27,929,917
Dr. Reddy’s Laboratories Ltd.	1,354,907	64,097,562
Glenmark Pharmaceuticals Ltd.	1,591,294	20,129,745
Lupin Ltd.	2,541,026	55,694,109
Piramal Enterprises Ltd.	893,763	19,204,248
Sun Pharmaceuticals Industries Ltd.	11,079,959	125,603,607

		359,793,191
ROAD & RAIL — 0.23%
Container Corp. of India Ltd.	381,494	8,159,158

		8,159,158

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Titan Co. Ltd.	3,576,336	$19,161,316

		19,161,316
THRIFTS & MORTGAGE FINANCE — 10.58%
Housing Development Finance Corp. Ltd.	17,268,644	317,654,762
Indiabulls Housing Finance Ltd.	3,393,822	36,238,261
LIC Housing Finance Ltd.	3,427,010	23,976,592

		377,869,615
TOBACCO — 3.79%
ITC Ltd.	25,912,794	135,196,349

		135,196,349
TRANSPORTATION INFRASTRUCTURE — 0.76%
Adani Ports & Special Economic Zone Ltd.	9,534,366	27,227,888

		27,227,888
WIRELESS TELECOMMUNICATION SERVICES — 2.38%
Bharti Airtel Ltd.	11,502,162	60,070,740
Idea Cellular Ltd.	14,504,011	24,778,718

		84,849,458

TOTAL COMMON STOCKS
(Cost: $3,561,136,208)		3,573,167,036

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $3,561,136,208)[b]		3,573,167,036
Other Assets, Less Liabilities — (0.05)%		(1,871,122)

NET ASSETS — 100.00%		$3,571,295,914

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $3,679,931,393. Net unrealized depreciation was $106,764,357, of which $251,763,446 represented gross unrealized appreciation on securities and $358,527,803 represented gross unrealized depreciation on securities.

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

May 31, 2016

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,573,167,036	$—	$—	$3,573,167,036

Total	$3,573,167,036	$—	$—	$3,573,167,036

88

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 100.02%

AIR FREIGHT & LOGISTICS — 0.78%
Allcargo Logistics Ltd.	47,285	$113,249
Blue Dart Express Ltd.	3,920	316,834

		430,083
AIRLINES — 0.52%
Jet Airways India Ltd.[a]	19,110	167,001
SpiceJet Ltd.[a]	118,195	119,890

		286,891
AUTO COMPONENTS — 5.24%
Apollo Tyres Ltd.	189,864	441,469
Asahi India Glass Ltd.[a]	48,752	108,140
Balkrishna Industries Ltd.	31,825	315,081
Ceat Ltd.	15,140	207,912
Exide Industries Ltd.	167,510	408,910
Mahindra CIE Automotive Ltd.[a]	62,720	199,294
MRF Ltd.	840	421,647
Sundram Fasteners Ltd.	41,714	98,171
Tube Investments of India Ltd.	58,781	385,307
WABCO India Ltd.	3,773	319,944

		2,905,875
AUTOMOBILES — 0.72%
TVS Motor Co. Ltd.	94,291	398,899

		398,899
BANKS — 4.62%
Allahabad Bank	96,530	76,251
Andhra Bank	114,170	85,265
Canara Bank Ltd.	89,040	273,134
City Union Bank Ltd.	47,822	75,729
DCB Bank Ltd.[a]	115,955	162,253
Federal Bank Ltd.	1,023,092	796,000
Jammu & Kashmir Bank Ltd. (The)	161,607	137,625
Karnataka Bank Ltd. (The)	77,806	148,535
Karur Vysya Bank Ltd. (The)	39,760	272,768
Oriental Bank of Commerce	57,635	72,510
State Bank of Bikaner & Jaipur	11,620	81,496
Syndicate Bank	120,435	120,104
Union Bank of India	115,255	202,812
Vijaya Bank	120,960	54,561

		2,559,043
BIOTECHNOLOGY — 0.76%
Biocon Ltd.	39,451	420,719

		420,719
BUILDING PRODUCTS — 1.91%
Astral Polytechnik Ltd.	23,730	156,713
Blue Star Ltd.	17,745	109,962

Security	Shares	Value

Cera Sanitaryware Ltd.	2,603	$77,506
Kajaria Ceramics Ltd.	26,285	425,908
Sintex Industries Ltd.	238,008	286,699

		1,056,788
CAPITAL MARKETS — 1.78%
Edelweiss Financial Services Ltd.	272,080	288,113
IIFL Holdings Ltd.	106,425	316,341
JM Financial Ltd.	161,031	108,056
Motilal Oswal Financial Services Ltd.	26,357	129,660
PTC India Financial Services Ltd.	117,600	62,658
Tata Investment Corp. Ltd.	10,675	82,683

		987,511
CHEMICALS — 8.28%
Aarti Industries	16,660	128,593
Akzo Nobel India Ltd.	8,573	195,707
Atul Ltd.	5,950	166,164
BASF India Ltd.	7,315	107,733
Bayer CropScience Ltd./India	7,000	411,792
Berger Paints India Ltd.	137,760	579,008
Coromandel International Ltd.	55,790	191,204
Dhanuka Agritech Ltd.	9,970	94,580
EID Parry India Ltd.	45,956	160,199
Finolex Industries Ltd.	24,850	143,279
Godrej Industries Ltd.	56,140	287,312
Gujarat Fluorochemicals Ltd.	22,357	163,379
Kansai Nerolac Paints Ltd.	106,681	463,365
Max Ventures & Industries Ltd.[a]	26,715	109,825
Monsanto India Ltd.	3,464	115,370
PI Industries Ltd.	45,433	456,491
Rallis India Ltd.	39,585	121,017
SH Kelkar & Co. Ltd.[b]	25,760	83,767
Sharda Cropchem Ltd.	16,940	90,044
Supreme Industries Ltd.	30,660	452,028
Vinati Organics Ltd.	10,115	70,129

		4,590,986
CONSTRUCTION & ENGINEERING — 4.70%
Alstom India Ltd.	13,370	121,867
Ashoka Buildcon Ltd.	34,510	70,907
Engineers India Ltd.	67,970	181,176
Gayatri Projects Ltd.	15,925	134,766
GMR Infrastructure Ltd.[a]	1,735,575	290,187
Hindustan Construction Co. Ltd.[a]	354,836	98,353
IRB Infrastructure Developers Ltd.	128,294	420,433
Kalpataru Power Transmission Ltd.	31,711	112,074
KEC International Ltd.	49,490	101,907
NCC Ltd./India	277,674	303,735

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

PNC Infratech Ltd.	8,890	$75,040
Sadbhav Engineering Ltd.	69,170	283,218
Voltas Ltd.	82,707	412,890

		2,606,553
CONSTRUCTION MATERIALS — 2.61%
Century Textiles & Industries Ltd.	22,212	205,482
Dalmia Bharat Ltd.	17,430	234,192
India Cements Ltd. (The)[a]	128,975	180,567
JK Cement Ltd.	14,245	123,227
JK Lakshmi Cement Ltd.	24,888	125,374
Orient Cement Ltd.	40,439	96,582
Prism Cement Ltd.[a]	101,849	137,216
Ramco Cements Ltd. (The)	47,250	345,290

		1,447,930
CONSUMER FINANCE — 3.89%
Capital First Ltd.	18,596	148,635
Manappuram Finance Ltd.	337,136	268,817
Muthoot Finance Ltd.	79,371	274,145
Repco Home Finance Ltd.	25,699	257,104
SKS Microfinance Ltd.[a]	77,980	753,666
Sundaram Finance Ltd.	22,119	456,746

		2,159,113
CONTAINERS & PACKAGING — 0.31%
Essel Propack Ltd.	27,580	78,147
HSIL Ltd.	22,505	93,485

		171,632
DIVERSIFIED FINANCIAL SERVICES — 4.43%
Credit Analysis & Research Ltd.	14,311	211,512
CRISIL Ltd.	14,665	487,453
IFCI Ltd.	475,801	170,421
L&T Finance Holdings Ltd.	340,534	398,812
Reliance Capital Ltd.	84,618	516,750
Rural Electrification Corp. Ltd.	243,145	578,547
SREI Infrastructure Finance Ltd.	107,310	92,502

		2,455,997
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.62%
Himachal Futuristic Communications Ltd.[a]	109,100	27,241
Tata Communications Ltd.	46,791	317,978

		345,219
ELECTRIC UTILITIES — 2.58%
Adani Transmissions Ltd.[a]	142,715	67,662
CESC Ltd.	49,525	400,778
Reliance Infrastructure Ltd.	87,244	697,719

Security	Shares	Value

Torrent Power Ltd.	95,624	$262,207

		1,428,366
ELECTRICAL EQUIPMENT — 3.58%
Alstom T&D India Ltd.	51,216	252,636
Amara Raja Batteries Ltd.	33,805	421,828
Crompton Greaves Ltd.[a]	286,847	281,582
Finolex Cables Ltd.	58,243	305,130
Schneider Electric Infrastructure Ltd.[a]	41,861	80,817
Sterlite Technologies Ltd.	80,190	110,241
Suzlon Energy Ltd.[a]	1,863,788	440,428
V-Guard Industries Ltd.	4,908	92,481

		1,985,143
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Redington India Ltd.	210,035	356,484

		356,484
FOOD PRODUCTS — 2.84%
Advanta Ltd.[a]	34,016	331,616
Balrampur Chini Mills Ltd.[a]	89,775	144,366
CCL Products India Ltd.	25,060	86,929
Kaveri Seed Co. Ltd.	22,680	146,998
KRBL Ltd.	59,262	248,419
McLeod Russel India Ltd.	34,230	91,673
Tata Global Beverages Ltd.	246,855	432,001
Zydus Wellness Ltd.	8,015	92,038

		1,574,040
GAS UTILITIES — 0.99%
Gujarat Gas Ltd.	27,370	212,032
Gujarat State Petronet Ltd.	111,370	219,314
Indraprastha Gas Ltd.	13,862	115,072

		546,418
HEALTH CARE PROVIDERS & SERVICES — 0.79%
Fortis Healthcare Ltd.[a]	77,070	185,158
Max India Ltd.	133,574	109,821
Narayana Hrudayalaya Ltd.[a]	30,485	142,786

		437,765
HOTELS, RESTAURANTS & LEISURE — 3.03%
Coffee Day Enterprises Ltd.[a]	31,080	123,747
Cox & Kings Ltd.	64,344	141,483
Delta Corp. Ltd.	47,511	58,502
EIH Ltd.	93,765	147,925
Indian Hotels Co. Ltd.[a]	266,735	466,197

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Jubilant Foodworks Ltd.	29,680	$455,952
Mahindra Holidays & Resorts India Ltd.	16,520	101,794
Thomas Cook India Ltd.	70,291	185,795

		1,681,395
HOUSEHOLD DURABLES — 2.89%
Bajaj Electricals Ltd.	20,442	71,517
Crompton Greaves Consumer Electricals Ltd.[a]	285,409	561,189
Hitachi Home & Life Solutions India Ltd.	5,214	99,600
LA Opala RG Ltd.	10,325	84,023
Symphony Ltd.	6,828	247,370
TTK Prestige Ltd.	2,274	156,270
Videocon Industries Ltd.	62,510	97,130
Whirlpool of India Ltd.[a]	25,235	284,435

		1,601,534
HOUSEHOLD PRODUCTS — 0.46%
Eveready Industries India Ltd.	29,553	103,986
Jyothy Laboratories Ltd.	35,830	150,221

		254,207
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.81%
Adani Power Ltd.[a]	668,871	296,237
PTC India Ltd.	150,430	152,923

		449,160
INDUSTRIAL CONGLOMERATES — 0.88%
Aditya Birla Nuvo Ltd.	25,970	403,705
Chennai Super Kings Cricket Ltd.[a]	206,787	6,915
Jaiprakash Associates Ltd.[a]	936,484	76,550

		487,170
INSURANCE — 0.26%
Max Financial Services Ltd.	27,404	145,013

		145,013
INTERNET SOFTWARE & SERVICES — 1.60%
Info Edge India Ltd.	49,810	597,816
Just Dial Ltd.	28,839	291,455

		889,271

IT SERVICES — 4.66%
eClerx Services Ltd.	16,388	347,245
Hexaware Technologies Ltd.	74,625	240,783
MindTree Ltd.	83,002	815,279

Security	Shares	Value

Mphasis Ltd.	60,480	$471,229
Persistent Systems Ltd.	32,321	353,521
Polaris Consulting & Services Ltd./India	18,468	53,083
Rolta India Ltd.	68,012	72,525
Vakrangee Ltd.	87,201	232,242

		2,585,907
LIFE SCIENCES TOOLS & SERVICES — 0.07%
Dishman Pharmaceuticals & Chemicals Ltd.	16,614	37,421

		37,421
MACHINERY — 3.48%
AIA Engineering Ltd.	27,335	382,369
BEML Ltd.	8,447	109,264
Escorts Ltd.	40,985	106,414
Force Motors Ltd.	2,590	113,558
Greaves Cotton Ltd.	48,510	97,979
Ingersoll-Rand India Ltd.	6,405	64,774
ISGEC Heavy Engineering Ltd.	1,435	94,677
Jain Irrigation Systems Ltd.	233,467	223,977
Lakshmi Machine Works Ltd.	2,205	112,477
SKF India Ltd.	10,430	191,742
Texmaco Rail & Engineering Ltd.	42,963	64,810
Thermax Ltd.	23,695	257,622
Timken India Ltd.[a]	13,790	112,271

		1,931,934
MARINE — 0.14%
Shipping Corp. of India Ltd.[a]	75,530	77,455

		77,455
MEDIA — 2.78%
DEN Networks Ltd.[a]	44,724	60,155
Dish TV India Ltd.[a]	306,074	401,670
Jagran Prakashan Ltd.	69,965	175,887
PVR Ltd.	18,480	242,669
Sun TV Network Ltd.	78,225	435,914
TV18 Broadcast Ltd.[a]	371,385	225,199

		1,541,494
METALS & MINING — 0.85%
Jindal Steel & Power Ltd.[a]	268,415	252,318
MOIL Ltd.	27,195	91,526
Ratnamani Metals & Tubes Ltd.	9,240	67,976
Welspun Corp. Ltd.	53,690	62,400

		474,220

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

MULTILINE RETAIL — 0.22%
Future Enterprises Ltd.	82,551	$32,451
Shoppers Stop Ltd.	16,451	85,819
Trent Ltd.	158	3,838

		122,108
OIL, GAS & CONSUMABLE FUELS — 1.02%
Aegis Logistics Ltd.	63,770	108,613
Chennai Petroleum Corp. Ltd.[a]	28,805	85,792
Great Eastern Shipping Co. Ltd. (The)	67,060	306,472
Gujarat Mineral Development Corp. Ltd.	63,912	62,786

		563,663
PAPER & FOREST PRODUCTS — 0.19%
Century Plyboards India Ltd.	43,073	104,346

		104,346
PERSONAL PRODUCTS — 1.04%
Bajaj Corp. Ltd.	36,208	208,767
Gillette India Ltd.	5,361	367,478

		576,245
PHARMACEUTICALS — 7.17%
Ajanta Pharma Ltd.	17,380	392,299
Alembic Pharmaceuticals Ltd.	37,345	295,580
AstraZeneca Pharma India Ltd.[a]	4,865	75,609
FDC Ltd./India	35,140	97,531
Granules India Ltd.	40,005	81,930
Indoco Remedies Ltd.	18,830	78,149
Ipca Laboratories Ltd.	36,260	231,674
Jubilant Life Sciences Ltd.	24,762	133,461
Marksans Pharma Ltd.	167,510	110,661
Natco Pharma Ltd.	45,485	326,105
Pfizer Ltd./India	9,002	253,236
Sanofi India Ltd.	4,515	281,308
Sequent Scientific Ltd.[a]	67,480	142,612
Shilpa Medicare Ltd.	17,807	118,484
Strides Shasun Ltd.	36,104	596,493
Sun Pharma Advanced Research Co. Ltd.[a]	51,138	214,288
Suven Life Sciences Ltd.	37,127	119,683
Unichem Laboratories Ltd.	29,576	115,517
Wockhardt Ltd.[a]	22,938	312,596

		3,977,216

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.19%
Godrej Properties Ltd.	40,141	$196,574
Housing Development & Infrastructure Ltd.[a]	210,245	303,720
Indiabulls Real Estate Ltd.[a]	135,831	206,013
Oberoi Realty Ltd.	71,058	286,196
Sobha Ltd.	31,635	143,400
Unitech Ltd.[a]	1,321,690	76,608

		1,212,511
ROAD & RAIL — 0.13%
VRL Logistics Ltd.	17,535	72,136

		72,136
SOFTWARE — 2.22%
Cyient Ltd.	60,066	431,134
KPIT Technologies Ltd.	121,780	327,594
NIIT Technologies Ltd.	24,850	179,344
Tata Elxsi Ltd.	6,198	165,864
Zensar Technologies Ltd.	8,831	124,541

		1,228,477
SPECIALTY RETAIL — 0.65%
Bharti Retail Ltd.[a]	82,551	161,176
PC Jeweller Ltd.	37,135	200,949

		362,125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.05%
Ricoh India Ltd.	7,560	27,325

		27,325
TEXTILES, APPAREL & LUXURY GOODS — 6.78%
Aditya Birla Fashion and Retail Ltd.[a]	151,445	296,543
Arvind Ltd.	103,163	489,788
Bata India Ltd.	25,545	217,314
Bombay Dyeing & Manufacturing Co. Ltd.	30,153	19,449
Himatsingka Seide Ltd.	20,055	65,663
Indo Count Industries Ltd.	7,840	109,726
Kitex Garments Ltd.	9,240	62,113
KPR Mill Ltd.	7,000	101,413
Page Industries Ltd.	4,515	925,674
Rajesh Exports Ltd.	72,792	620,601
Raymond Ltd.	19,740	136,627
SRF Ltd.	11,499	221,674
Vaibhav Global Ltd.[a]	4,818	17,150

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

Vardhman Textiles Ltd.	12,635	$158,865
Welspun India Ltd.	205,520	318,428

		3,761,028
THRIFTS & MORTGAGE FINANCE — 1.36%
Can Fin Homes Ltd.	5,075	91,186
Dewan Housing Finance Corp. Ltd.	122,290	360,772
GRUH Finance Ltd.	72,135	302,380

		754,338
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Adani Enterprises Ltd.	139,723	151,279

		151,279
TRANSPORTATION INFRASTRUCTURE — 0.99%
Gateway Distriparks Ltd.	62,052	271,642
Gujarat Pipavav Port Ltd.[a]	92,512	220,195
GVK Power & Infrastructure Ltd.[a]	364,489	25,189
Navkar Corp. Ltd.[a]	10,915	32,460

		549,486
WATER UTILITIES — 0.34%
VA Tech Wabag Ltd.	22,225	190,821

		190,821

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.90%
Reliance Communications Ltd.[a]	715,435	499,215

		499,215

TOTAL COMMON STOCKS
(Cost: $52,433,271)		55,459,955

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $52,433,271)[c]		55,459,955
Other Assets, Less Liabilities — (0.02)%		(13,747)

NET ASSETS — 100.00%		$55,446,208

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The cost of investments for federal income tax purposes was $53,947,870. Net unrealized appreciation was $1,512,085, of which $7,095,650 represented gross unrealized appreciation on securities and $5,583,565 represented gross unrealized depreciation on securities.

This schedule of investments is consolidated and includes the securities held by the Fund’s subsidiary.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$55,044,893	$415,062	$—	$55,459,955

Total	$55,044,893	$415,062	$—	$55,459,955

93

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.51%

AIRLINES — 0.13%
Garuda Indonesia Persero Tbk PTa	15,918,700	$580,345

		580,345
AUTOMOBILES — 9.15%
Astra International Tbk PT	83,039,730	40,121,685

		40,121,685
BANKS — 28.70%
Bank Bukopin Tbk	14,910,799	583,988
Bank Central Asia Tbk PT	50,572,258	48,128,796
Bank Danamon Indonesia Tbk PT	13,761,960	3,304,482
Bank Mandiri Persero Tbk PT	38,288,980	25,297,075
Bank Negara Indonesia Persero Tbk PT	30,601,658	10,753,145
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,959,136	688,974
Bank Pembangunan Daerah Jawa Timur Tbk PT	12,239,600	397,832
Bank Rakyat Indonesia Persero Tbk PT	45,541,172	34,505,939
Bank Tabungan Negara Persero Tbk PT	17,369,426	2,168,000

		125,828,231
BUILDING PRODUCTS — 0.19%
Arwana Citramulia Tbk PT	19,576,300	831,205

		831,205
CONSTRUCTION & ENGINEERING — 2.45%
Adhi Karya Persero Tbk PT	7,304,010	1,374,181
Pembangunan Perumahan Persero Tbk PT	9,932,800	2,690,436
Sitara Propertindo Tbk PTa	18,551,100	916,691
Surya Semesta Internusa Tbk PT	13,511,974	642,956
Waskita Karya Persero Tbk PT	19,487,900	3,580,866
Wijaya Karya Persero Tbk PT	8,829,239	1,551,257

		10,756,387
CONSTRUCTION MATERIALS — 3.79%
Indocement Tunggal Prakarsa Tbk PT	6,040,744	7,362,986
PT Holcim Indonesia Tbk	6,287,200	510,892
PT Wijaya Karya Beton Tbk	10,726,300	718,489
Semen Indonesia Persero Tbk PT	12,166,755	8,016,164

		16,608,531

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 13.08%
Inovisi Infracom Tbk PTa	9,476,400	$—
Link Net Tbk PT	4,368,700	1,346,429
Telekomunikasi Indonesia Persero Tbk PT	206,760,590	56,003,967

		57,350,396
FOOD & STAPLES RETAILING — 0.09%
Matahari Putra Prima Tbk PT	4,412,500	411,855

		411,855
FOOD PRODUCTS — 6.75%
Charoen Pokphand Indonesia Tbk PT	30,271,925	7,756,350
Eagle High Plantations Tbk PTa	38,798,752	675,996
Indofood CBP Sukses Makmur Tbk PT	4,784,177	5,673,768
Indofood Sukses Makmur Tbk PT	18,010,330	9,130,420
Japfa Comfeed Indonesia Tbk PT	19,680,100	1,282,232
Nippon Indosari Corpindo Tbk PT	6,229,600	647,586
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,595,500	1,337,004
PT Bisi International Tbk	6,153,600	788,345
Salim Ivomas Pratama Tbk PT	12,976,900	433,197
Sawit Sumbermas Sarana Tbk PT	7,815,100	1,006,924
Tiga Pilar Sejahtera Food Tbk[a]	7,922,400	846,757

		29,578,579
GAS UTILITIES — 1.85%
Perusahaan Gas Negara Persero Tbk PT	44,751,707	8,124,761

		8,124,761
HEALTH CARE PROVIDERS & SERVICES — 0.24%
Siloam International Hospitals Tbk PT	1,422,800	1,054,601

		1,054,601
HOUSEHOLD PRODUCTS — 4.51%
Sekawan Intipratama Tbk PTa	30,572,100	44,761
Unilever Indonesia Tbk PT	6,260,204	19,752,181

		19,796,942
INSURANCE — 0.16%
Panin Financial Tbk PTa	52,546,878	703,959

		703,959
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		—

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2016

Security	Shares	Value

MEDIA — 2.71%
Global Mediacom Tbk PT	29,142,400	$2,122,744
Media Nusantara Citra Tbk PT	20,498,100	3,151,245
Surya Citra Media Tbk PT	23,993,400	5,884,179
Visi Media Asia Tbk PTa	27,017,200	727,843

		11,886,011
METALS & MINING — 0.63%
Aneka Tambang Persero Tbk PTa	34,504,254	1,641,857
Krakatau Steel Persero Tbk PTa	12,924,400	529,843
Timah Persero Tbk PT	12,221,480	586,023

		2,757,723
MULTILINE RETAIL — 3.55%
Matahari Department Store Tbk PT	9,576,400	13,302,503
Mitra Adiperkasa Tbk PTa	3,064,500	848,010
Multipolar Tbk PT	28,902,643	605,136
Ramayana Lestari Sentosa Tbk PT	13,099,800	795,961

		15,551,610
OIL, GAS & CONSUMABLE FUELS — 3.38%
Adaro Energy Tbk PT	59,048,539	3,069,141
Benakat Integra Tbk PTa	16,847,410	24,667
Indo Tambangraya Megah Tbk PT	1,622,380	1,039,226
Sugih Energy Tbk PTa	86,518,711	2,191,469
Tambang Batubara Bukit Asam Persero Tbk PT	2,835,750	1,323,419
United Tractors Tbk PT	6,886,096	7,158,314

		14,806,236
PERSONAL PRODUCTS — 0.10%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	12,307,200	454,988

		454,988
PHARMACEUTICALS — 2.07%
Kalbe Farma Tbk PT	86,535,085	9,058,944

		9,058,944
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.15%
Agung Podomoro Land Tbk PTa	21,025,700	372,490
Alam Sutera Realty Tbk PT	40,304,816	1,138,921
Bumi Serpong Damai Tbk PT	31,583,022	4,231,108
Ciputra Development Tbk PT	44,024,614	4,447,582
Hanson International Tbk PTa	54,899,307	3,074,522

Security	Shares	Value

Intiland Development Tbk PT	25,490,520	$1,007,678
Kawasan Industri Jababeka Tbk PT	63,573,270	1,172,801
Lippo Cikarang Tbk PTa	1,713,200	906,140
Lippo Karawaci Tbk PT	75,738,962	5,295,074
Modernland Realty Tbk PT	33,420,118	861,192
Pakuwon Jati Tbk PT	98,784,777	3,977,425
Summarecon Agung Tbk PT	41,429,058	4,852,598

		31,337,531
SPECIALTY RETAIL — 0.44%
Ace Hardware Indonesia Tbk PT	31,660,179	1,923,715

		1,923,715
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Sri Rejeki Isman Tbk PT	34,323,900	683,463

		683,463
TOBACCO — 4.70%
Gudang Garam Tbk PT	1,973,342	9,996,725
Hanjaya Mandala Sampoerna Tbk PT	1,527,000	10,619,693

		20,616,418
TRADING COMPANIES & DISTRIBUTORS — 0.78%
AKR Corporindo Tbk PT	7,290,200	3,415,613

		3,415,613
TRANSPORTATION INFRASTRUCTURE — 0.75%
Jasa Marga Persero Tbk PT	8,368,900	3,308,350

		3,308,350
WIRELESS TELECOMMUNICATION SERVICES — 2.00%
Tower Bersama Infrastructure Tbk PT	9,838,600	4,789,655
XL Axiata Tbk PTa	15,330,000	3,961,559

		8,751,214

TOTAL COMMON STOCKS
(Cost: $553,173,964)		436,299,293

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	161,739	161,739

		161,739

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

May 31, 2016

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,739)	$161,739

TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $553,335,703)[d]	436,461,032
Other Assets, Less Liabilities — 0.45%	1,958,111

NET ASSETS — 100.00%	$438,419,143

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $559,700,769. Net unrealized depreciation was $123,239,737, of which $5,985,903 represented gross unrealized appreciation on securities and $129,225,640 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$436,229,865	$44,761	$24,667	$436,299,293
Money market funds	161,739	—	—	161,739

Total	$436,391,604	$44,761	$24,667	$436,461,032

96

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 100.26%

AIRLINES — 3.94%
Ryanair Holdings PLC ADR	71,693	$6,265,968

		6,265,968
BANKS — 6.60%
Bank of Ireland[a]	25,519,097	7,784,101
Permanent TSB Group Holdings PLC[a]	1,121,952	2,719,101

		10,503,202
BEVERAGES — 3.01%
C&C Group PLC	1,042,362	4,795,972

		4,795,972
BUILDING PRODUCTS — 4.40%
Kingspan Group PLC	249,406	7,012,080

		7,012,080
CONSTRUCTION MATERIALS — 22.33%
CRH PLC	1,172,992	35,564,364

		35,564,364
CONTAINERS & PACKAGING — 4.41%
Smurfit Kappa Group PLC	257,008	7,015,518

		7,015,518
DIVERSIFIED FINANCIAL SERVICES — 0.26%
IFG Group PLC	152,471	410,767

		410,767
FOOD & STAPLES RETAILING — 1.02%
Fyffes PLC	396,564	684,286
Total Produce PLC	526,333	943,364

		1,627,650
FOOD PRODUCTS — 19.97%
Glanbia PLC	383,304	7,126,109
Kerry Group PLC Class A	231,857	20,933,106
Origin Enterprises PLC	535,290	3,744,112

		31,803,327
HEALTH CARE PROVIDERS & SERVICES — 3.63%
UDG Healthcare PLC	671,042	5,782,075

		5,782,075
HOTELS, RESTAURANTS & LEISURE — 11.61%
Dalata Hotel Group PLC[a]	728,615	3,828,536
Paddy Power Betfair PLC	108,562	14,659,908

		18,488,444

Security	Shares	Value

INSURANCE — 0.18%
FBD Holdings PLC[a]	41,730	$293,416

		293,416
INTERNET SOFTWARE & SERVICES — 1.06%
Datalex PLC	408,148	1,681,172

		1,681,172
LIFE SCIENCES TOOLS & SERVICES — 4.74%
ICON PLC[a]	107,040	7,539,898

		7,539,898
MARINE — 2.46%
Irish Continental Group PLC	652,912	3,925,012

		3,925,012
PROFESSIONAL SERVICES — 0.16%
CPL Resources PLC	36,623	248,782

		248,782
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.33%
Green REIT PLC	2,633,366	4,256,675
Hibernia REIT PLC	2,703,823	3,913,039
Irish Residential Properties REIT PLC	1,489,553	1,913,614

		10,083,328
SPECIALTY RETAIL — 0.15%
Applegreen PLC[a]	48,633	231,722

		231,722
TRADING COMPANIES & DISTRIBUTORS — 4.00%
Grafton Group PLC	592,328	6,371,167

		6,371,167

TOTAL COMMON STOCKS
(Cost: $149,585,750)		159,643,864

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	17,996	17,996

		17,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,996)		17,996

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

May 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $149,603,746)[d]	$159,661,860
Other Assets, Less Liabilities — (0.27)%	(428,073)

NET ASSETS — 100.00%	$159,233,787

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $151,653,915. Net unrealized appreciation was $8,007,945, of which $15,733,744 represented gross unrealized appreciation on securities and $7,725,799 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$159,643,864	$—	$—	$159,643,864
Money market funds	17,996	—	—	17,996

Total	$159,661,860	$—	$—	$159,661,860

98

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.78%

AIR FREIGHT & LOGISTICS — 1.73%
Freightways Ltd.	447,728	$1,999,209

		1,999,209
AIRLINES — 2.12%
Air New Zealand Ltd.	1,610,294	2,451,250

		2,451,250
CHEMICALS — 1.80%
Nuplex Industries Ltd.	573,279	2,075,008

		2,075,008
CONSTRUCTION MATERIALS — 8.62%
Fletcher Building Ltd.	1,643,176	9,949,634

		9,949,634
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.28%
Chorus Ltd.	1,172,534	3,173,112
Spark New Zealand Ltd.	4,397,617	11,008,272

		14,181,384
ELECTRIC UTILITIES — 13.36%
Contact Energy Ltd.	1,643,236	5,992,233
Genesis Energy Ltd.	1,450,397	2,080,285
Infratil Ltd.	1,530,726	3,495,194
Mighty River Power Ltd.	1,919,405	3,856,764

		15,424,476
FOOD PRODUCTS — 1.92%
a2 Milk Co. Ltd.[a]	2,077,855	2,221,122

		2,221,122
HEALTH CARE EQUIPMENT & SUPPLIES — 8.19%
Fisher & Paykel Healthcare Corp. Ltd.	1,337,019	9,452,656

		9,452,656
HEALTH CARE PROVIDERS & SERVICES — 7.95%
Metlifecare Ltd.	414,142	1,681,127
Ryman Healthcare Ltd.	844,040	5,481,940
Summerset Group Holdings Ltd.	619,293	2,011,117

		9,174,184
HEALTH CARE TECHNOLOGY — 0.58%
Orion Health Group Ltd.[a]	193,049	672,628

		672,628

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.56%
SKYCITY Entertainment Group Ltd.	1,609,507	$5,259,446

		5,259,446
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.55%
Meridian Energy Ltd.	2,897,113	5,252,913

		5,252,913
INTERNET & CATALOG RETAIL — 3.25%
Trade Me Group Ltd.	1,131,498	3,751,024

		3,751,024
MEDIA — 2.85%
Sky Network Television Ltd.	1,079,664	3,287,011

		3,287,011
MULTILINE RETAIL — 0.66%
Warehouse Group Ltd. (The)	418,486	764,442

		764,442
OIL, GAS & CONSUMABLE FUELS — 5.31%
New Zealand Refining Co. Ltd. (The)	535,311	934,385
Z Energy Ltd.	917,478	5,195,426

		6,129,811
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.50%
Argosy Property Ltd.	2,369,148	1,923,417
Goodman Property Trust	3,071,544	2,805,372
Kiwi Property Group Ltd.	3,507,828	3,524,234
Precinct Properties New Zealand Ltd.	3,069,476	2,720,418

		10,973,441
SOFTWARE — 2.25%
Xero Ltd.[a]	213,280	2,595,860

		2,595,860
TRANSPORTATION INFRASTRUCTURE — 8.30%
Auckland International Airport Ltd.	2,270,570	9,585,604

		9,585,604
TOTAL COMMON STOCKS
(Cost: $108,126,531)		115,201,103

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	44,755	44,755

		44,755

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

May 31, 2016

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,755)	$44,755

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $108,171,286)[d]	115,245,858
Other Assets, Less Liabilities — 0.18%	213,276

NET ASSETS — 100.00%	$115,459,134

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $109,183,243. Net unrealized appreciation was $6,062,615, of which $11,499,663 represented gross unrealized appreciation on securities and $5,437,048 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$115,201,103	$—	$—	$115,201,103
Money market funds	44,755	—	—	44,755

Total	$115,245,858	$—	$—	$115,245,858

100

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.35%

AIRLINES — 1.23%
Norwegian Air Shuttle ASA[a,b]	8,178	$334,429

		334,429
AUTO COMPONENTS — 0.43%
Kongsberg Automotive ASA[a]	156,360	116,104

		116,104
BANKS — 12.53%
DNB ASA	233,620	2,997,367
Skandiabanken ASA[a,c]	3,749	23,983
Sparebank 1 Nord Norge	32,817	151,074
SpareBank 1 SMN	38,011	224,980

		3,397,404
CHEMICALS — 5.39%
Borregaard ASA	30,478	233,237
Yara International ASA	34,090	1,229,794

		1,463,031
DIVERSIFIED FINANCIAL SERVICES — 0.67%
Aker ASA Class A	8,499	181,400

		181,400
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.05%
Telenor ASA	179,726	2,995,738

		2,995,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
IDEX ASA[a]	130,556	140,498

		140,498
ENERGY EQUIPMENT & SERVICES — 7.51%
Akastor ASA[a,b]	71,675	81,418
Aker Solutions ASA[a]	48,613	169,733
Fred Olsen Energy ASA[a]	18,435	71,420
Ocean Yield ASA[b]	16,277	103,639
Petroleum Geo-Services ASA[a,b]	67,592	194,294
Prosafe SEb	104,268	37,777
Seadrill Ltd.[a,b]	98,331	326,980
Subsea 7 SAa	70,271	624,302
TGS Nopec Geophysical Co. ASA	28,318	426,303

		2,035,866
FOOD PRODUCTS — 16.15%
Austevoll Seafood ASA	27,439	232,127
Bakkafrost P/F	10,907	422,943

Security	Shares	Value

Leroy Seafood Group ASA	6,992	$356,993
Marine Harvest ASA	74,326	1,241,559
Orkla ASA	187,599	1,698,074
Salmar ASA	14,293	428,970

		4,380,666
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.43%
Scatec Solar ASA[b,c]	23,953	118,001

		118,001
INSURANCE — 6.02%
Gjensidige Forsikring ASA	52,832	911,577
Protector Forsikring ASA	19,553	183,533
Storebrand ASA[a]	122,871	536,256

		1,631,366
INTERNET SOFTWARE & SERVICES — 0.95%
Opera Software ASA[b]	32,008	258,340

		258,340
IT SERVICES — 0.81%
Atea ASA	24,427	219,059

		219,059
MACHINERY — 0.38%
Hexagon Composites ASA[a,b]	33,741	104,493

		104,493
MARINE — 1.03%
Golden Ocean Group Ltd.[a]	36,886	25,758
Stolt-Nielsen Ltd.	9,318	128,130
Wilh Wilhelmsen ASA	24,867	124,585

		278,473
MEDIA — 4.47%
Schibsted ASA	18,275	568,147
Schibsted ASA Class B	21,682	642,956

		1,211,103
METALS & MINING — 4.47%
Norsk Hydro ASA	303,978	1,212,183

		1,212,183
MULTILINE RETAIL — 0.58%
Europris ASA[c]	34,529	156,478

		156,478
OIL, GAS & CONSUMABLE FUELS — 20.21%
Avance Gas Holding Ltd.[b,c]	13,413	72,749
BW LPG Ltd.[c]	26,799	134,553
Det Norske Oljeselskap ASA[a,b]	29,651	277,076

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2016

Security	Shares	Value

DNO ASA[a,b]	199,624	$208,977
Frontline Ltd./Bermuda	22,791	194,168
Hoegh LNG Holdings Ltd.	15,277	169,427
Statoil ASA	271,723	4,334,234
Tanker Investments Ltd.[a]	13,287	89,765

		5,480,949
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.53%
Entra ASA[c]	25,031	237,196
Norwegian Property ASA	92,416	102,216
Selvaag Bolig ASA	20,511	74,557

		413,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.27%
Nordic Semiconductor ASA[a,b]	38,759	190,756
REC Silicon ASA[a,b]	683,117	153,643

		344,399
SPECIALTY RETAIL — 1.23%
XXL ASA[c]	27,739	334,998

		334,998
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.49%
Thin Film Electronics ASA[a,b]	211,459	133,503

		133,503

TOTAL COMMON STOCKS
(Cost: $33,956,175)		26,942,450

SHORT-TERM INVESTMENTS — 8.78%

MONEY MARKET FUNDS — 8.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,e,f]	2,227,427	2,227,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	134,956	134,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,e]	17,766	17,766

		2,380,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,380,149)		2,380,149

Value

TOTAL INVESTMENTS IN SECURITIES — 108.13%
(Cost: $36,336,324)[g]	$29,322,599
Other Assets, Less Liabilities — (8.13)%	(2,205,173)

NET ASSETS — 100.00%	$27,117,426

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $36,722,403. Net unrealized depreciation was $7,399,804, of which $695,893 represented gross unrealized appreciation on securities and $8,095,697 represented gross unrealized depreciation on securities.

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$26,942,450	$—	$—	$26,942,450
Money market funds	2,380,149	—	—	2,380,149

Total	$29,322,599	$—	$—	$29,322,599

103

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.67%

AIRLINES — 0.71%
Cebu Air Inc.	853,890	$1,752,880

		1,752,880
BANKS — 12.94%
Bank of the Philippine Islands	2,802,149	5,527,600
BDO Unibank Inc.	6,401,396	13,825,318
Metropolitan Bank & Trust Co.	2,527,646	4,707,751
Rizal Commercial Banking Corp.	419,258	269,853
Security Bank Corp.	1,770,190	7,684,135

		32,014,657
BEVERAGES — 0.16%
Pepsi-Cola Products Philippines Inc.	5,287,500	393,467

		393,467
CHEMICALS — 0.83%
D&L Industries Inc.	9,899,000	2,061,718

		2,061,718
DIVERSIFIED FINANCIAL SERVICES — 13.43%
Ayala Corp.	964,448	17,457,612
GT Capital Holdings Inc.	306,430	9,140,808
Metro Pacific Investments Corp.	51,568,100	6,649,324

		33,247,744
ELECTRIC UTILITIES — 0.49%
First Philippine Holdings Corp.	874,549	1,221,171

		1,221,171
FOOD & STAPLES RETAILING — 0.58%
Cosco Capital Inc.	8,800,200	1,443,334

		1,443,334
FOOD PRODUCTS — 6.08%
Century Pacific Food Inc.	1,712,300	809,191
Universal Robina Corp.	3,415,110	14,240,275

		15,049,466
HOTELS, RESTAURANTS & LEISURE — 4.61%
Bloomberry Resorts Corp.[a]	14,854,225	1,334,069
Jollibee Foods Corp.	1,689,413	8,503,963
Max’s Group Inc.	1,100,100	648,086
Melco Crown Philippines Resorts Corp.[a]	6,819,700	323,741
Premium Leisure Corp.	31,106,000	611,943

		11,421,802

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.52%
Aboitiz Power Corp.	5,769,415	$5,675,037
Energy Development Corp.	36,555,220	4,416,486
First Gen Corp.	5,044,937	2,405,690
Lopez Holdings Corp.	7,239,650	1,161,069

		13,658,282
INDUSTRIAL CONGLOMERATES — 20.39%
Aboitiz Equity Ventures Inc.	7,283,460	12,303,931
Alliance Global Group Inc.	8,187,139	2,664,562
DMCI Holdings Inc.	15,876,700	4,311,645
JG Summit Holdings Inc.	11,161,052	19,713,523
SM Investments Corp.	570,234	11,461,990

		50,455,651
MEDIA — 0.56%
ABS-CBN Holdings Corp. PDR	1,286,030	1,376,367

		1,376,367
METALS & MINING — 0.17%
Nickel Asia Corp.	4,666,000	421,053

		421,053
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.91%
Ayala Land Inc.	28,705,640	21,913,639
Belle Corp.	16,503,967	1,065,797
DoubleDragon Properties Corp.	2,615,920	3,015,035
Filinvest Land Inc.	38,148,590	1,590,714
Megaworld Corp.	44,348,000	4,267,422
Robinsons Land Corp.	6,403,500	3,970,951
SM Prime Holdings Inc.	32,426,935	16,641,643
Vista Land & Lifescapes Inc.	16,495,100	1,767,143

		54,232,344
SOFTWARE — 0.27%
Xurpas Inc.	1,726,500	660,844

		660,844
TRANSPORTATION INFRASTRUCTURE — 0.99%
International Container Terminal Services Inc.	2,021,580	2,444,571

		2,444,571
WATER UTILITIES — 1.11%
Manila Water Co. Inc.	4,815,329	2,749,263

		2,749,263

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

May 31, 2016

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 8.92%
Globe Telecom Inc.	130,085	$6,703,835
Philippine Long Distance Telephone Co.	378,262	15,368,284

		22,072,119

TOTAL COMMON STOCKS
(Cost: $266,462,578)		246,676,733

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	15,242	15,242

		15,242

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,242)	$15,242

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $266,477,820)[d]	246,691,975
Other Assets, Less Liabilities — 0.32%	781,361

NET ASSETS — 100.00%	$247,473,336

PDR — Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $269,716,596. Net unrealized depreciation was $23,024,621, of which $14,590,691 represented gross unrealized appreciation on securities and $37,615,312 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$246,676,733	$—	$—	$246,676,733
Money market funds	15,242	—	—	15,242

Total	$246,691,975	$—	$—	$246,691,975

105

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 98.59%

AIR FREIGHT & LOGISTICS — 0.09%
Integer.pl SAa,b	13,524	$150,151

		150,151
BANKS — 32.22%
Alior Bank SAa,b	183,423	2,402,452
Bank Handlowy w Warszawie SA	124,141	2,342,978
Bank Millennium SAa	1,880,938	2,174,633
Bank Pekao SA	425,564	16,092,915
Bank Zachodni WBK SA	109,882	7,187,748
Getin Holding SAa	1,823,994	471,705
Getin Noble Bank SAa,b	5,217,959	635,021
mBank SAa	53,477	4,138,751
Powszechna Kasa Oszczednosci Bank Polski SAa	2,848,639	17,882,763

		53,328,966
CHEMICALS — 3.91%
Ciech SAa	105,561	1,676,226
Grupa Azoty SAa	166,077	2,869,183
Synthos SA	2,091,491	1,924,904

		6,470,313
CONSTRUCTION & ENGINEERING — 1.30%
Budimex SA	44,947	2,153,818

		2,153,818
CONSUMER FINANCE — 1.43%
KRUK SAb	48,933	2,374,599

		2,374,599
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Warsaw Stock Exchange	117,174	1,063,260

		1,063,260
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.96%
Netia SA	1,204,932	1,432,788
Orange Polska SA	2,387,199	3,474,138

		4,906,926
ELECTRIC UTILITIES — 9.01%
Enea SA	829,604	2,107,585
Energa SA	765,198	1,910,982
PGE Polska Grupa Energetyczna SA	2,607,680	8,337,118
Tauron Polska Energia SA	3,911,631	2,558,729

		14,914,414

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.32%
Eurocash SA	308,935	$3,837,259

		3,837,259
HEALTH CARE PROVIDERS & SERVICES — 0.23%
Neuca SA	4,292	374,230

		374,230
INSURANCE — 8.67%
Powszechny Zaklad Ubezpieczen SA	1,811,892	14,342,068

		14,342,068
MEDIA — 2.42%
Cyfrowy Polsat SAa	704,522	4,001,190

		4,001,190
METALS & MINING — 5.27%
Boryszew SA	515,490	705,766
Jastrzebska Spolka Weglowa SAa,b	271,093	948,514
KGHM Polska Miedz SA	462,400	7,070,559

		8,724,839
OIL, GAS & CONSUMABLE FUELS — 17.40%
Grupa Lotos SAa,b	350,336	2,749,998
Lubelski Wegiel Bogdanka SA	48,773	454,818
Polski Koncern Naftowy ORLEN SA	1,045,981	18,346,403
Polskie Gornictwo Naftowe i Gazownictwo SA	5,398,222	7,240,240

		28,791,459
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.97%
Globe Trade Centre SAa	952,275	1,607,989

		1,607,989
ROAD & RAIL — 0.66%
PKP Cargo SA	121,939	1,091,041

		1,091,041
SOFTWARE — 3.36%
Asseco Poland SA	275,415	3,853,848
CD Projekt SAa,b	250,189	1,702,540

		5,556,388
TEXTILES, APPAREL & LUXURY GOODS — 5.73%
CCC SA	86,243	3,728,162
LPP SA	4,203	5,754,396

		9,482,558

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

May 31, 2016

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $268,280,267)		$163,171,468

RIGHTS — 0.27%

BANKS — 0.27%
Alior Bank SAa,b	179,146	450,775

		450,775

TOTAL RIGHTS
(Cost: $853,131)		450,775

SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	3,121,924	3,121,924
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	189,151	189,151

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	16,972	$16,972

		3,328,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,328,047)		3,328,047

TOTAL INVESTMENTS IN SECURITIES — 100.87%
(Cost: $272,461,445)[f]		166,950,290
Other Assets, Less Liabilities — (0.87)%		(1,435,606)

NET ASSETS — 100.00%		$165,514,684

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $280,425,260. Net unrealized depreciation was $113,474,970, of which $312,250 represented gross unrealized appreciation on securities and $113,787,220 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$163,171,468	$—	$—	$163,171,468
Rights	—	450,775	—	450,775
Money market funds	3,328,047	—	—	3,328,047

Total	$166,499,515	$450,775	$—	$166,950,290

107

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.93%

BANKS — 41.74%
Commercial Bank QSC (The)	196,621	$1,987,407
Doha Bank QSC	158,597	1,511,588
Masraf Al Rayan QSC	380,468	3,432,912
Qatar International Islamic Bank QSC	54,912	923,056
Qatar Islamic Bank SAQ	74,539	1,893,801
Qatar National Bank SAQ	234,203	8,587,819

		18,336,583
CONSTRUCTION MATERIALS — 2.97%
Qatar National Cement Co. QSC	25,385	586,384
Qatari Investors Group QSC	54,944	716,841

		1,303,225
DIVERSIFIED FINANCIAL SERVICES — 1.77%
Qatar Industrial Manufacturing Co. QSC	31,740	348,719
Salam International Investment Ltd. QSC	140,113	431,028

		779,747
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.35%
Ooredoo QSC	84,874	1,911,603

		1,911,603
ENERGY EQUIPMENT & SERVICES — 1.75%
Gulf International Services QSC	74,107	767,379

		767,379
FOOD & STAPLES RETAILING — 1.18%
Al Meera Consumer Goods Co. QSC	9,182	517,011

		517,011
FOOD PRODUCTS — 0.72%
Widam Food Co.	19,983	315,052

		315,052
HEALTH CARE PROVIDERS & SERVICES — 0.92%
Medicare Group	14,491	405,983

		405,983
INDUSTRIAL CONGLOMERATES — 10.53%
Industries Qatar QSC	160,448	4,230,724
Mannai Corp. QSC	17,427	397,292

		4,628,016
INSURANCE — 4.32%
Qatar Insurance Co. SAQ	96,081	1,900,112

		1,900,112

Security	Shares	Value

MARINE — 3.91%
Qatar Navigation QSC	72,894	$1,715,859

		1,715,859
MULTI-UTILITIES — 4.47%
Qatar Electricity & Water Co. QSC	35,821	1,962,862

		1,962,862
OIL, GAS & CONSUMABLE FUELS — 4.69%
Qatar Gas Transport Co. Ltd.	320,659	2,059,193

		2,059,193
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.52%
Barwa Real Estate Co.	132,136	1,099,697
Ezdan Holding Group QSC	773,475	3,592,519
Mazaya Qatar Real Estate Development QSC	88,105	319,436
National Leasing	56,275	252,567
United Development Co. QSC	136,686	676,531

		5,940,750
WIRELESS TELECOMMUNICATION SERVICES — 3.09%
Vodafone Qatar QSC	458,015	1,358,666

		1,358,666

TOTAL COMMON STOCKS
(Cost: $53,010,416)		43,902,041

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	40,372	40,372

		40,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,372)		40,372

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $53,050,788)[c]		43,942,413
Other Assets, Less Liabilities — (0.02)%		(8,147)

NET ASSETS — 100.00%		$43,934,266

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $55,301,972. Net unrealized depreciation was $11,359,559, of which $419,429 represented gross unrealized appreciation on securities and $11,778,988 represented gross unrealized depreciation on securities.

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI QATAR CAPPED ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$43,902,041	$—	$—	$43,902,041
Money market funds	40,372	—	—	40,372

Total	$43,942,413	$—	$—	$43,942,413

109

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.72%

BANKS — 27.92%
Al Rajhi Bank	20,909	$325,331
Alinma Bank	28,650	100,538
Arab National Bank	19,263	96,722
Banque Saudi Fransi	21,938	124,486
National Commercial Bank	24,881	270,827
Riyad Bank	53,977	159,046
Samba Financial Group	35,155	198,735

		1,275,685
BUILDING PRODUCTS — 0.50%
Saudi Ceramic Co.	2,293	22,941

		22,941
CHEMICALS — 25.86%
Advanced Petrochemical Co.	3,847	49,999
Sahara Petrochemical Co.	12,270	36,645
Saudi Arabian Fertilizer Co.	2,362	39,403
Saudi Basic Industries Corp.	44,832	976,223
Saudi Chemical Co.	2,274	26,674
Saudi International Petrochemical Co.	9,925	37,661
Yanbu National Petrochemical Co.	1,308	14,931

		1,181,536
CONSTRUCTION MATERIALS — 3.93%
Arabian Cement Co./Saudi Arabia	2,791	35,768
City Cement Co.	7,067	27,513
Eastern Province Cement Co.	3,299	26,391
Najran Cement Co.	6,759	24,439
Northern Region Cement Co.	7,510	25,253
Qassim Cement Co. (The)	2,399	40,257

		179,621
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Aseer Trading Tourism & Manufacturing Co.	4,905	24,406

		24,406
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.03%
Saudi Telecom Co.	27,397	458,279

		458,279
ELECTRIC UTILITIES — 4.41%
Saudi Electricity Co.	46,127	201,598

		201,598
FOOD & STAPLES RETAILING — 0.75%
Abdullah Al Othaim Markets Co.	1,333	34,379

		34,379

Security	Shares	Value

FOOD PRODUCTS — 7.54%
Almarai Co.	14,059	$205,103
Saudia Dairy & Foodstuff Co.	921	37,423
Savola Group (The)	10,198	101,759

		344,285
HEALTH CARE PROVIDERS & SERVICES — 3.11%
Al Hammadi Development and Investment Co.	3,271	36,102
Dallah Healthcare Holding Co.	1,635	35,694
Mouwasat Medical Services Co.	1,241	43,175
National Medical Care Co.	1,721	26,961

		141,932
HOTELS, RESTAURANTS & LEISURE — 1.77%
Abdul Mohsen Al-Hokair Tourism and Development Co.	2,088	24,131
Dur Hospitality Co.	3,991	24,903
Herfy Food Services Co.	1,537	31,546

		80,580
INSURANCE — 1.64%
Co for Cooperative Insurance (The)	2,263	51,426
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	4,355	23,539

		74,965
MEDIA — 0.66%
Saudi Research & Marketing Group	2,545	30,105

		30,105
METALS & MINING — 4.87%
Saudi Arabian Mining Co.[a]	19,645	200,633
Zamil Industrial Investment Co.	2,948	21,767

		222,400
OIL, GAS & CONSUMABLE FUELS — 1.30%
Rabigh Refining & Petrochemical Co.	19,022	59,498

		59,498
PHARMACEUTICALS — 0.77%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,583	35,150

		35,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Arriyadh Development Co.	5,205	24,553

		24,553
ROAD & RAIL — 0.55%
United International Transportation Co.	2,591	25,204

		25,204

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

May 31, 2016

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 3.03%
Etihad Etisalat Co.[a]	14,524	$105,730
Mobile Telecommunications Co.	16,298	32,769

		138,499

TOTAL COMMON STOCKS
(Cost: $4,924,923)		4,555,616

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	556	556

		556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556)		556

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $4,925,479)[d]		4,556,172
Other Assets, Less Liabilities — 0.27%		12,486

NET ASSETS — 100.00%		$4,568,658

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,925,479. Net unrealized depreciation was $369,307, of which $117,204 represented gross unrealized appreciation on securities and $486,511 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,555,616	$—	$—	$4,555,616
Money market funds	556	—	—	556

Total	$4,556,172	$—	$—	$4,556,172

111

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 98.69%

AIRLINES — 2.41%
Air Arabia PJSC	1,963,462	$716,338

		716,338
BANKS — 20.45%
Abu Dhabi Commercial Bank PJSC	1,025,962	1,664,824
Ajman Bank PJSC[a]	540,942	244,484
Dubai Islamic Bank PJSC	666,307	925,200
First Gulf Bank PJSC	412,830	1,331,927
National Bank of Abu Dhabi PJSC	515,303	1,094,330
Union National Bank PJSC	873,388	815,628

		6,076,393
BUILDING PRODUCTS — 0.85%
National Central Cooling Co. PJSC	691,089	252,133

		252,133
CAPITAL MARKETS — 3.27%
Amanat Holdings PJSC	1,348,795	310,676
Dubai Investments PJSC	1,246,127	661,588

		972,264
CONSTRUCTION & ENGINEERING — 3.44%
Arabtec Holding PJSC[a]	1,910,386	712,578
Orascom Construction Ltd.[a]	61,606	308,030

		1,020,608
DIVERSIFIED FINANCIAL SERVICES — 5.28%
Al Waha Capital PJSC	924,172	498,206
Dubai Financial Market PJSC	1,794,254	600,869
Gulf General Investment Co.[a]	1,460,343	227,824
SHUAA Capital PSC[a]	1,366,220	241,411

		1,568,310
DIVERSIFIED TELECOMMUNICATION SERVICES — 17.13%
Emirates Telecommunications Group Co. PJSC	1,056,266	5,090,231

		5,090,231
ENERGY EQUIPMENT & SERVICES — 1.10%
Lamprell PLC[a]	297,786	328,321

		328,321
FOOD PRODUCTS — 1.21%
Agthia Group PJSC	178,321	360,245

		360,245
HEALTH CARE PROVIDERS & SERVICES — 11.84%
Mediclinic International PLC	208,213	2,625,963
NMC Health PLC	53,224	890,877

		3,516,840

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.35%
Dubai Parks & Resorts PJSC[a]	2,573,256	$994,861

		994,861
OIL, GAS & CONSUMABLE FUELS — 1.64%
Dana Gas PJSC[a]	3,368,854	486,126

		486,126
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.55%
Aldar Properties PJSC	1,879,419	1,345,768
Deyaar Development PJSC[a]	1,191,176	191,346
Emaar Malls Group PJSC	711,343	528,729
Emaar Properties PJSC	2,061,493	3,507,945
Eshraq Properties Co. PJSC[a]	1,545,650	332,452
RAK Properties PJSC	1,675,389	264,566
Union Properties PJSC	1,215,658	231,686

		6,402,492
THRIFTS & MORTGAGE FINANCE — 0.97%
Amlak Finance PJSC[a]	778,556	288,283

		288,283
TRANSPORTATION INFRASTRUCTURE — 4.20%
DP World Ltd.	72,614	1,248,961

		1,248,961

TOTAL COMMON STOCKS
(Cost: $32,755,499)		29,322,406

RIGHTS — 0.37%

BANKS — 0.37%
Ajman Bank PJSC[a]	311,558	24,260
Dubai Islamic Bank PJSC[a]	167,681	84,916

		109,176

TOTAL RIGHTS
(Cost: $0)		109,176

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	284,485	284,485

		284,485

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UAE CAPPED ETF

May 31, 2016

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,485)	$284,485

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $33,039,984)[d]	29,716,067
Other Assets, Less Liabilities — (0.02)%	(4,960)

NET ASSETS — 100.00%	$29,711,107

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $37,481,770. Net unrealized depreciation was $7,765,703, of which $1,317,431 represented gross unrealized appreciation on securities and $9,083,134 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,322,406	$—	$—	$29,322,406
Rights	109,176	—	—	109,176
Money market funds	284,485	—	—	284,485

Total	$29,716,067	$—	$—	$29,716,067

113

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.15%

AEROSPACE & DEFENSE — 1.93%
BAE Systems PLC	2,764,648	$19,459,802
Cobham PLC	989,737	2,348,117
Meggitt PLC	676,767	3,821,934
Rolls-Royce Holdings PLC	1,605,250	14,462,575
Rolls-Royce Holdings PLC New[a]	111,289,873	161,982

		40,254,410
AIR FREIGHT & LOGISTICS — 0.30%
Royal Mail PLC	785,734	6,187,071

		6,187,071
AIRLINES — 0.15%
easyJet PLC	138,308	3,086,041

		3,086,041
AUTO COMPONENTS — 0.29%
GKN PLC	1,496,371	5,987,235

		5,987,235
BANKS — 11.61%
Barclays PLC	14,673,148	38,954,750
HSBC Holdings PLC	17,189,615	111,349,236
Lloyds Banking Group PLC	56,080,798	58,786,769
Royal Bank of Scotland Group PLC[a]	3,042,389	10,915,508
Standard Chartered PLC	2,861,967	22,048,488

		242,054,751
BEVERAGES — 5.56%
Coca-Cola HBC AG	157,887	3,086,276
Diageo PLC	2,198,107	59,843,754
SABMiller PLC	849,070	53,072,359

		116,002,389
BIOTECHNOLOGY — 1.54%
Shire PLC	517,350	32,077,930

		32,077,930
CAPITAL MARKETS — 1.25%
3i Group PLC	857,040	7,004,274
Aberdeen Asset Management PLC	805,413	3,271,830
Hargreaves Lansdown PLC	228,266	4,481,934
ICAP PLC	480,972	3,024,237
Investec PLC	539,030	3,678,010
Schroders PLC	118,396	4,670,019

		26,130,304

Security	Shares	Value

CHEMICALS — 0.58%
Croda International PLC	114,584	$4,903,245
Johnson Matthey PLC	168,962	7,092,455

		11,995,700
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Aggreko PLC	223,121	3,650,220
Babcock International Group PLC	219,537	3,313,590
G4S PLC	1,355,210	3,686,619

		10,650,429
CONSUMER FINANCE — 0.26%
Provident Financial PLC	128,918	5,464,082

		5,464,082
CONTAINERS & PACKAGING — 0.27%
Rexam PLC	615,859	5,633,767

		5,633,767
DIVERSIFIED FINANCIAL SERVICES — 0.52%
London Stock Exchange Group PLC	273,731	10,896,665

		10,896,665
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.49%
BT Group PLC	7,396,752	47,671,735
Inmarsat PLC	394,316	4,129,405

		51,801,140
ELECTRIC UTILITIES — 0.94%
SSE PLC	878,466	19,588,267

		19,588,267
ENERGY EQUIPMENT & SERVICES — 0.12%
Petrofac Ltd.	225,879	2,557,807

		2,557,807
FOOD & STAPLES RETAILING — 1.31%
J Sainsbury PLC[b]	1,175,684	4,594,594
Tesco PLC[a]	7,107,457	17,079,439
Wm Morrison Supermarkets PLC	1,936,745	5,587,125

		27,261,158
FOOD PRODUCTS — 0.82%
Associated British Foods PLC	311,143	13,332,455
Tate & Lyle PLC	405,349	3,708,059

		17,040,514

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2016

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.64%
Smith & Nephew PLC	781,796	$13,336,238

		13,336,238
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Mediclinic International PLC	321,821	4,058,777

		4,058,777
HOTELS, RESTAURANTS & LEISURE — 3.13%
Carnival PLC	165,256	8,199,673
Compass Group PLC	1,436,139	26,902,170
InterContinental Hotels Group PLC	163,194	6,320,644
Merlin Entertainments PLC[c]	620,258	3,815,172
TUI AG	435,442	6,699,117
Whitbread PLC	159,307	9,766,423
William Hill PLC	772,242	3,496,759

		65,199,958
HOUSEHOLD DURABLES — 1.42%
Barratt Developments PLC	875,034	7,539,784
Berkeley Group Holdings PLC	113,342	5,402,745
Persimmon PLC	268,482	8,214,104
Taylor Wimpey PLC	2,844,937	8,505,217

		29,661,850
HOUSEHOLD PRODUCTS — 2.66%
Reckitt Benckiser Group PLC	555,114	55,547,839

		55,547,839
INDUSTRIAL CONGLOMERATES — 0.61%
DCC PLC	77,286	7,075,608
Smiths Group PLC	344,939	5,633,100

		12,708,708
INSURANCE — 6.25%
Admiral Group PLC	184,378	5,281,369
Aviva PLC	3,534,718	23,141,234
Direct Line Insurance Group PLC	1,200,428	6,557,329
Legal & General Group PLC	5,193,591	18,096,900
Old Mutual PLC	4,302,893	11,154,157
Prudential PLC	2,245,942	45,111,774
RSA Insurance Group PLC	887,940	6,332,745
St. James’s Place PLC	458,062	6,183,729
Standard Life PLC	1,719,881	8,488,647

		130,347,884
INTERNET SOFTWARE & SERVICES — 0.24%
Auto Trader Group PLC[c]	873,956	4,999,130

		4,999,130

Security	Shares	Value

IT SERVICES — 0.24%
Worldpay Group PLC[a,c]	1,222,253	$4,929,580

		4,929,580
MACHINERY — 0.32%
IMI PLC	236,820	3,464,150
Weir Group PLC (The)	186,709	3,258,343

		6,722,493
MEDIA — 3.61%
ITV PLC	3,187,166	9,964,402
Pearson PLC	717,305	8,754,256
RELX PLC	966,628	17,586,591
Sky PLC	902,049	12,650,105
WPP PLC	1,130,363	26,192,279

		75,147,633
METALS & MINING — 4.59%
Anglo American PLC	1,223,889	10,690,006
Antofagasta PLC[b]	344,144	2,148,868
BHP Billiton PLC	1,843,919	22,087,876
Fresnillo PLC	193,400	2,840,272
Glencore PLC	10,682,085	20,383,136
Randgold Resources Ltd.	82,348	6,951,737
Rio Tinto PLC	1,079,643	30,524,847

		95,626,742
MULTI-UTILITIES — 2.97%
Centrica PLC	4,736,708	14,050,542
National Grid PLC	3,270,159	47,930,353

		61,980,895
MULTILINE RETAIL — 0.85%
Marks & Spencer Group PLC	1,416,224	7,826,811
Next PLC	125,221	9,914,900

		17,741,711
OIL, GAS & CONSUMABLE FUELS — 12.07%
BP PLC	16,138,880	83,918,540
Royal Dutch Shell PLC Class A	3,600,598	86,864,127
Royal Dutch Shell PLC Class B	3,346,467	80,879,362

		251,662,029
PAPER & FOREST PRODUCTS — 0.30%
Mondi PLC	320,615	6,281,179

		6,281,179
PERSONAL PRODUCTS — 2.46%
Unilever PLC	1,121,130	51,336,586

		51,336,586

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2016

Security	Shares	Value

PHARMACEUTICALS — 7.59%
AstraZeneca PLC	1,103,724	$64,708,635
GlaxoSmithKline PLC	4,251,774	89,423,220
Hikma Pharmaceuticals PLC	125,396	4,194,170

		158,326,025
PROFESSIONAL SERVICES — 1.50%
Capita PLC	580,595	8,991,398
Experian PLC	837,937	15,928,205
Intertek Group PLC	140,897	6,433,222

		31,352,825
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.65%
British Land Co. PLC (The)	854,861	9,207,453
Hammerson PLC	684,840	5,771,384
Intu Properties PLC	821,759	3,584,623
Land Securities Group PLC	690,407	11,716,989
Segro PLC	652,779	4,160,576

		34,441,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.85%
ARM Holdings PLC	1,229,606	17,664,259

		17,664,259
SOFTWARE — 0.40%
Sage Group PLC (The)	943,400	8,417,219

		8,417,219
SPECIALTY RETAIL — 0.78%
Dixons Carphone PLC	854,479	5,472,255
Kingfisher PLC	1,991,308	10,642,739
Sports Direct International PLC[a]	23,713	129,394

		16,244,388
TEXTILES, APPAREL & LUXURY GOODS — 0.29%
Burberry Group PLC	389,296	6,085,503

		6,085,503
TOBACCO — 6.97%
British American Tobacco PLC	1,628,382	99,497,236
Imperial Brands PLC	837,336	45,836,915

		145,334,151
TRADING COMPANIES & DISTRIBUTORS — 1.64%
Ashtead Group PLC	439,439	6,242,531
Bunzl PLC	292,635	8,706,016
Travis Perkins PLC	218,045	6,102,920
Wolseley PLC	222,844	13,139,398

		34,190,865

Security	Shares	Value

WATER UTILITIES — 0.73%
Severn Trent PLC	205,344	$6,850,290
United Utilities Group PLC	596,340	8,419,338

		15,269,628
WIRELESS TELECOMMUNICATION SERVICES — 3.74%
Vodafone Group PLC	23,184,524	77,900,519

		77,900,519

TOTAL COMMON STOCKS (Cost: $2,622,373,702)		2,067,185,299

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[d,e,f]	2,361,403	2,361,403
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[d,e,f]	143,073	143,073
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[d,e]	1,245,700	1,245,700

		3,750,176

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,750,176)		3,750,176

TOTAL INVESTMENTS IN SECURITIES — 99.33% (Cost: $2,626,123,878)[g]		2,070,935,475
Other Assets, Less Liabilities — 0.67%		13,888,977

NET ASSETS — 100.00%		$2,084,824,452

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,719,968,711. Net unrealized depreciation was $649,033,236, of which $71,670,712 represented gross unrealized appreciation on securities and $720,703,948 represented gross unrealized depreciation on securities.

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
FTSE 100 Index	199	Jun. 2016	Intercontinental	$17,559,874	$18,014,443	$454,569

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,067,023,317	$161,982	$—	$2,067,185,299
Money market funds	3,750,176	—	—	3,750,176

Total	$2,070,773,493	$161,982	$—	$2,070,935,475

Derivative financial instruments:[a]
Assets:
Futures contracts	$454,569	$—	$—	$454,569

Total	$454,569	$—	$—	$454,569

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

117

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.55%

AEROSPACE & DEFENSE — 1.51%
Chemring Group PLC	13,014	$26,140
QinetiQ Group PLC	27,413	98,113
Senior PLC	19,640	62,174
Ultra Electronics Holdings PLC	3,269	82,457

		268,884
AIR FREIGHT & LOGISTICS — 0.01%
DX Group PLC	4,604	1,307

		1,307
AIRLINES — 0.24%
Dart Group PLC	4,529	42,749

		42,749
BANKS — 1.98%
Aldermore Group PLC[a]	9,568	30,095
BGEO Group PLC	1,833	67,072
CYBG PLC[a]	41,112	166,052
Shawbrook Group PLC[a,b]	6,361	27,312
Virgin Money Holdings UK PLC	11,370	61,016

		351,547
BEVERAGES — 0.99%
Britvic PLC	11,588	113,932
Fevertree Drinks PLC	3,954	42,012
Stock Spirits Group PLC	8,452	19,529

		175,473
BIOTECHNOLOGY — 0.79%
Abcam PLC	8,400	78,309
Genus PLC	2,837	62,558

		140,867
BUILDING PRODUCTS — 0.23%
Polypipe Group PLC	8,684	40,232

		40,232
CAPITAL MARKETS — 6.26%
Allied Minds PLC[a,c]	8,497	40,887
Ashmore Group PLC[c]	17,885	75,674
Brewin Dolphin Holdings PLC	13,055	49,024
Close Brothers Group PLC	6,977	135,874
CMC Markets PLC[a,b]	5,144	19,990
Henderson Group PLC	52,715	205,704
Intermediate Capital Group PLC	14,389	139,796
Jupiter Fund Management PLC	20,038	128,969

Security	Shares	Value

Man Group PLC	78,818	$151,315
P2P Global Investments PLC/Fund	4,097	51,880
SVG Capital PLC[a]	7,382	57,752
Tullett Prebon PLC	11,493	56,206

		1,113,071
CHEMICALS — 2.35%
Elementis PLC	21,519	65,993
Essentra PLC	12,188	147,239
Scapa Group PLC	6,717	27,326
Sirius Minerals PLC[a,c]	96,357	27,699
Synthomer PLC	12,639	66,723
Victrex PLC	3,982	83,633

		418,613
COMMERCIAL SERVICES & SUPPLIES — 4.84%
Berendsen PLC	8,050	141,539
Cape PLC	5,879	17,969
De La Rue PLC	4,743	38,659
Homeserve PLC	12,225	87,188
Mitie Group PLC	16,902	69,301
Regus PLC	30,297	139,215
Rentokil Initial PLC	84,865	222,461
Restore PLC	3,536	17,962
RPS Group PLC	10,269	27,838
Serco Group PLC[a]	51,177	79,553
Shanks Group PLC	16,272	19,066

		860,751
COMMUNICATIONS EQUIPMENT — 0.25%
Spirent Communications PLC	27,304	31,594
Telit Communications PLC[c]	3,874	12,757

		44,351
CONSTRUCTION & ENGINEERING — 2.85%
Balfour Beatty PLC[a]	32,098	115,769
Carillion PLC[c]	20,016	80,787
Costain Group PLC	3,885	20,512
Galliford Try PLC	3,829	77,299
Interserve PLC	6,725	32,712
John Laing Group PLC[b]	16,700	54,204
Keller Group PLC	3,384	46,988
Kier Group PLC	4,415	79,362

		507,633
CONSTRUCTION MATERIALS — 0.16%
Ibstock PLC	9,226	27,837

		27,837

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

CONSUMER FINANCE — 0.39%
Arrow Global Group PLC	7,303	$28,301
International Personal Finance PLC	10,336	41,823

		70,124
CONTAINERS & PACKAGING — 2.33%
DS Smith PLC	43,954	248,671
RPC Group PLC	14,132	165,684

		414,355
DISTRIBUTORS — 1.13%
Inchcape PLC	18,166	180,061
John Menzies PLC	2,792	20,705

		200,766
DIVERSIFIED CONSUMER SERVICES — 1.12%
AA PLC	28,318	118,704
Dignity PLC	2,187	80,885

		199,589
DIVERSIFIED FINANCIAL SERVICES — 1.27%
IG Group Holdings PLC	17,090	198,872
Plus500 Ltd.	2,953	26,562

		225,434
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.70%
Kcom Group PLC	24,475	38,740
TalkTalk Telecom Group PLC	24,458	85,508

		124,248
ELECTRICAL EQUIPMENT — 0.05%
Dialight PLC[a]	1,170	8,557

		8,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.54%
Electrocomponents PLC	20,550	84,886
Halma PLC	17,628	243,234
Laird PLC	12,569	64,670
Oxford Instruments PLC	2,521	23,612
Premier Farnell PLC	17,283	29,369
Renishaw PLC	1,711	48,761
Spectris PLC	5,536	135,207

		629,739
ENERGY EQUIPMENT & SERVICES — 1.64%
Amec Foster Wheeler PLC	18,152	115,404
Hunting PLC	5,909	26,640
John Wood Group PLC	16,742	150,107

		292,151

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.72%
Booker Group PLC	78,167	$207,065
Greggs PLC	4,734	77,654
Majestic Wine PLC[a,c]	2,996	20,583

		305,302
FOOD PRODUCTS — 0.95%
Dairy Crest Group PLC	6,449	51,673
Greencore Group PLC	19,160	96,128
Premier Foods PLC[a]	33,002	20,414

		168,215
HEALTH CARE EQUIPMENT & SUPPLIES — 0.15%
Advanced Medical Solutions Group PLC	9,410	27,290

		27,290
HEALTH CARE PROVIDERS & SERVICES — 1.11%
CVS Group PLC	2,678	31,475
Spire Healthcare Group PLC[b]	12,999	66,334
UDG Healthcare PLC	11,525	99,306

		197,115
HEALTH CARE TECHNOLOGY — 0.23%
EMIS Group PLC	2,606	40,282

		40,282
HOTELS, RESTAURANTS & LEISURE — 5.24%
888 Holdings PLC	7,306	24,750
Domino’s Pizza Group PLC	7,769	119,297
Enterprise Inns PLC[a]	23,480	33,663
Greene King PLC	14,381	186,709
GVC Holdings PLC	12,842	112,523
J D Wetherspoon PLC	3,908	42,661
Ladbrokes PLC	42,710	84,295
Marston’s PLC	26,870	59,720
Mitchells & Butlers PLC	9,583	40,491
Restaurant Group PLC (The)	9,365	49,916
SSP Group PLC	22,141	102,157
Thomas Cook Group PLC[a]	67,844	75,443

		931,625
HOUSEHOLD DURABLES — 2.81%
Bellway PLC	5,704	226,898
Bovis Homes Group PLC	6,268	92,143
Crest Nicholson Holdings PLC	11,725	100,347
Redrow PLC	10,333	63,287
Telford Homes PLC	3,136	16,946

		499,621

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.36%
PZ Cussons PLC	12,714	$64,805

		64,805
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.48%
Drax Group PLC	18,922	85,102

		85,102
INSURANCE — 4.36%
Beazley PLC	24,140	128,281
Chesnara PLC	5,841	26,355
esure Group PLC	13,727	56,782
Hastings Group Holdings Ltd.[b]	5,875	15,554
Hiscox Ltd.	13,285	190,173
JRP Group PLC	21,739	45,247
Lancashire Holdings Ltd.	8,873	73,420
Phoenix Group Holdings	9,831	125,919
Saga PLC	36,126	113,050

		774,781
INTERNET & CATALOG RETAIL — 2.29%
AO World PLC[a,c]	9,747	24,118
ASOS PLC[a]	2,520	128,228
boohoo.com PLC[a]	31,339	24,175
Home Retail Group PLC	37,778	90,892
Hostelworld Group PLC	4,391	11,632
N Brown Group PLC	7,182	26,029
Ocado Group PLC[a,c]	23,274	91,633
On the Beach Group PLC[a,b]	2,703	10,976

		407,683
INTERNET SOFTWARE & SERVICES — 3.40%
iomart Group PLC	3,731	14,717
Just Eat PLC[a]	21,951	145,243
Moneysupermarket.com Group PLC	25,342	121,980
Rightmove PLC	4,424	271,989
Zoopla Property Group PLC[b]	10,651	50,383

		604,312
IT SERVICES — 1.18%
Equiniti Group PLC[b]	9,673	27,349
Kainos Group PLC	2,322	6,362
Paysafe Group PLC[a]	21,239	127,363
Redcentric PLC	6,498	19,223
SafeCharge International Group Ltd.	2,423	8,041
Softcat PLC	4,026	20,738

		209,076

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.19%
Clinigen Healthcare Ltd.[a]	4,216	$34,057

		34,057
MACHINERY — 2.94%
Bodycote PLC	8,931	79,229
Fenner PLC	8,964	18,657
Melrose Industries PLC	6,741	37,706
Morgan Advanced Materials PLC	13,249	48,133
Rotork PLC	40,505	115,964
Spirax-Sarco Engineering PLC	3,416	171,534
Vesuvius PLC	10,184	51,109

		522,332
MEDIA — 4.16%
Cineworld Group PLC	8,651	70,953
Daily Mail & General Trust PLC Class A NVS	12,566	125,285
Entertainment One Ltd.	15,835	42,662
Informa PLC	30,196	298,862
ITE Group PLC	11,934	24,448
UBM PLC	20,620	176,773

		738,983
METALS & MINING — 1.60%
Acacia Mining PLC	7,709	34,279
Centamin PLC	50,697	71,096
Evraz PLC[a]	16,121	26,045
Gem Diamonds Ltd.	5,360	10,239
Hochschild Mining PLC[a]	11,633	22,858
KAZ Minerals PLC[a]	11,477	24,122
Lonmin PLC[a]	13,205	35,461
Petra Diamonds Ltd.	24,086	40,666
Vedanta Resources PLC[c]	3,705	20,303

		285,069
MULTI-UTILITIES — 0.25%
Telecom Plus PLC[c]	2,974	44,672

		44,672
MULTILINE RETAIL — 1.30%
B&M European Value Retail SA	32,432	146,807
Debenhams PLC	54,752	58,932
Poundland Group PLC	10,026	25,318

		231,057

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.28%
Amerisur Resources PLC[a,c]	38,817	$15,254
Cairn Energy PLC[a]	26,883	76,261
EnQuest PLC[a]	32,924	15,934
Faroe Petroleum PLC[a,c]	9,586	10,290
Gulf Keystone Petroleum Ltd.[a,c]	22,651	1,493
Nostrum Oil & Gas PLC	3,920	18,529
Ophir Energy PLC[a]	32,742	34,145
Pantheon Resources PLC	9,223	24,130
Premier Oil PLC[a]	23,618	24,837
SOCO International PLC	9,500	16,593
Stobart Group Ltd.	13,167	24,579
Tullow Oil PLC[a]	42,483	142,527

		404,572
PHARMACEUTICALS — 2.36%
BTG PLC[a]	17,819	176,103
GW Pharmaceuticals PLC[a]	11,536	90,837
Indivior PLC	33,330	83,392
Skyepharma PLC[a]	3,632	24,185
Vectura Group PLC[a]	19,090	45,679

		420,196
PROFESSIONAL SERVICES — 1.61%
Hays PLC	63,371	125,534
Pagegroup PLC	14,251	82,347
WS Atkins PLC	3,975	77,759

		285,640
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.67%
Big Yellow Group PLC	6,964	84,535
Derwent London PLC	4,912	235,359
Empiric Student Property PLC	20,240	33,584
Great Portland Estates PLC	15,998	174,871
Hansteen Holdings PLC	33,879	51,628
LondonMetric Property PLC	27,900	66,801
NewRiver Retail Ltd.	10,974	50,793
Primary Health Properties PLC	27,617	43,111
Redefine International PLC/Isle of Man	57,690	38,037
Safestore Holdings PLC	9,769	49,680
Schroder REIT Ltd.	25,022	21,579
Shaftesbury PLC	12,291	164,226
Standard Life Investment Property Income Trust Ltd.	16,576	20,930
Tritax Big Box REIT PLC	39,403	78,858
Workspace Group PLC	5,661	71,478

		1,185,470

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.09%
Capital & Counties Properties PLC	35,256	$175,652
Countrywide PLC	7,198	38,764
Foxtons Group PLC	12,078	28,743
Grainger PLC	19,548	69,480
Helical Bar PLC	4,640	26,676
Savills PLC	6,114	69,189
ST Modwen Properties PLC	8,914	42,361
UNITE Group PLC (The)	10,333	98,735

		549,600
ROAD & RAIL — 2.25%
FirstGroup PLC[a]	56,029	88,156
Go-Ahead Group PLC	1,976	73,771
National Express Group PLC	20,214	99,798
Northgate PLC	6,198	35,579
Redde PLC	13,538	32,611
Stagecoach Group PLC	18,803	70,664

		400,579
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.17%
Imagination Technologies Group PLC[a]	12,054	30,966

		30,966
SOFTWARE — 2.56%
AVEVA Group PLC	2,979	69,982
Micro Focus International PLC	9,122	216,416
Playtech PLC	10,502	129,852
Sophos Group PLC[b]	12,582	38,458

		454,708
SPECIALTY RETAIL — 3.54%
Card Factory PLC	14,297	77,223
Dunelm Group PLC	4,645	64,532
Halfords Group PLC	9,326	59,535
JD Sports Fashion PLC	3,141	60,072
Lookers PLC	15,160	33,032
Pets at Home Group PLC	17,324	66,820
Sports Direct International PLC[a]	12,477	68,083
SuperGroup PLC	2,260	45,855
Topps Tiles PLC	7,988	17,440
WH Smith PLC	5,343	136,171

		628,763

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.14%
Xaar PLC	3,573	$25,222

		25,222
TEXTILES, APPAREL & LUXURY GOODS — 0.31%
Jimmy Choo PLC[a]	5,098	8,904
Ted Baker PLC	1,323	46,908

		55,812
THRIFTS & MORTGAGE FINANCE — 0.48%
OneSavings Bank PLC	4,940	23,843
Paragon Group of Companies PLC (The)	13,592	61,169

		85,012
TRADING COMPANIES & DISTRIBUTORS — 2.66%
Brammer PLC	6,093	16,761
Diploma PLC	5,301	57,559
Grafton Group PLC	10,398	111,842
Howden Joinery Group PLC	29,893	220,592
SIG PLC	27,245	53,217
Speedy Hire PLC	23,672	13,524

		473,495
TRANSPORTATION INFRASTRUCTURE — 0.79%
BBA Aviation PLC	47,961	141,430

		141,430
WATER UTILITIES — 1.29%
Pennon Group PLC	18,224	228,911

		228,911

TOTAL COMMON STOCKS (Cost: $19,547,548)		17,700,033

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.54%[d,e,f]	279,950	279,950
BlackRock Cash Funds: Prime, SL Agency Shares 0.47%[d,e,f]	16,962	16,962
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[d,e]	51,042	51,042

		347,954

Security	Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $347,954)	$347,954

TOTAL INVESTMENTS IN SECURITIES — 101.51% (Cost: $19,895,502)[g]	18,047,987
Other Assets, Less Liabilities — (1.51)%	(269,220)

NET ASSETS — 100.00%	$17,778,767

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $19,991,543. Net unrealized depreciation was $1,943,556, of which $702,152 represented gross unrealized appreciation on securities and $2,645,708 represented gross unrealized depreciation on securities.

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,680,967	$19,066	$—	$17,700,033
Money market funds	347,954	—	—	347,954

Total	$18,028,921	$19,066	$—	$18,047,987

123

Schedule of Investments (Unaudited)

iSHARES® SUSTAINABLE MSCI GLOBAL IMPACT ETF

May 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.68%

AUSTRALIA — 5.35%
CSL Ltd.	1,362	$114,221
GPT Group (The)	7,188	28,016
LendLease Group	59,178	575,764
Mirvac Group	40,536	57,117

		775,118
AUSTRIA — 1.57%
Andritz AG	4,464	227,481

		227,481
BELGIUM — 3.67%
Umicore SA	10,530	531,030

		531,030
BRAZIL — 1.61%
BRF SA	6,000	76,075
Cia. de Saneamento Basico do Estado de Sao Paulo	22,200	157,717

		233,792
CHINA — 2.97%
Beijing Enterprises Water Group Ltd.	144,000	92,501
China Everbright International Ltd.	30,000	32,170
China Huishan Dairy Holdings Co. Ltd.	6,000	2,363
China Longyuan Power Group Corp. Ltd.	102,000	70,117
GCL-Poly Energy Holdings Ltd.	1,620,000	231,484
Luye Pharma Group Ltd.[a]	3,000	1,854

		430,489
DENMARK — 6.79%
Novo Nordisk A/S Class B	6,810	378,937
Vestas Wind Systems A/S	8,430	604,328

		983,265
FRANCE — 10.95%
Danone SA	4,950	347,608
Schneider Electric SE	9,438	610,553
Suez	37,326	627,660

		1,585,821
HONG KONG — 1.28%
Swire Properties Ltd.	18,000	49,240
WH Group Ltd.[b]	177,000	136,256

		185,496

Security	Shares	Value

INDONESIA — 0.48%
Bank Rakyat Indonesia Persero Tbk PT	73,800	$55,917
Indofood CBP Sukses Makmur Tbk PT	4,800	5,693
Unilever Indonesia Tbk PT	2,400	7,572

		69,182
JAPAN — 8.70%
Chugai Pharmaceutical Co. Ltd.	1,200	42,144
Kurita Water Industries Ltd.	4,200	98,349
NH Foods Ltd.	6,000	140,012
Nippon Prologis REIT Inc.	12	26,011
Nisshin Seifun Group Inc.	2,400	40,835
Nissin Foods Holdings Co. Ltd.	600	30,080
Omron Corp.	11,400	366,963
Shionogi & Co. Ltd.	600	33,742
Sysmex Corp.	600	43,821
Terumo Corp.	1,800	75,632
TOTO Ltd.	6,000	227,763
Toyo Suisan Kaisha Ltd.	1,200	46,472
Unicharm Corp.	3,000	58,658
Yakult Honsha Co. Ltd.	600	29,431

		1,259,913
MEXICO — 0.11%
Kimberly-Clark de Mexico SAB de CV Series A	6,600	15,723

		15,723
PHILIPPINES — 0.20%
Energy Development Corp.	237,000	28,634

		28,634
SINGAPORE — 0.38%
CapitaLand Commercial Trust	22,800	23,019
CapitaLand Mall Trust	21,600	31,849

		54,868
SOUTH AFRICA — 0.23%
Pioneer Foods Group Ltd.	1,074	11,157
Tiger Brands Ltd.	1,002	22,138

		33,295
SOUTH KOREA — 2.20%
Ottogi Corp.	6	4,269
Samsung SDI Co. Ltd.	3,336	314,902

		319,171

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® SUSTAINABLE MSCI GLOBAL IMPACT ETF

May 31, 2016

Security	Shares	Value

SWEDEN — 1.51%
Svenska Cellulosa AB SCA Class B	6,840	$218,631

		218,631
SWITZERLAND — 5.22%
ABB Ltd. Registered	25,842	537,530
Actelion Ltd. Registered	450	73,823
Geberit AG Registered	378	144,478

		755,831
TAIWAN — 1.76%
Simplo Technology Co. Ltd.	42,000	141,019
Uni-President Enterprises Corp.	60,000	114,251

		255,270
UNITED KINGDOM — 5.04%
Berkeley Group Holdings PLC	3,300	157,303
Pearson PLC	46,992	573,508

		730,811
UNITED STATES — 39.66%
AbbVie Inc.	9,672	608,659
Akamai Technologies Inc.[a]	3,678	200,745
Alexion Pharmaceuticals Inc.[a]	612	92,351
American Water Works Co. Inc.	3,876	287,212
Amgen Inc.	2,562	404,668
BioMarin Pharmaceutical Inc.[a]	414	37,115
Cadence Design Systems Inc.[a]	6,528	161,372
Celgene Corp.[a]	2,802	295,667
Citrix Systems Inc.[a]	3,420	290,426
Colgate-Palmolive Co.	2,508	176,588
Digital Realty Trust Inc.	1,422	135,730
Edwards Lifesciences Corp.[a]	672	66,192
General Mills Inc.	3,390	212,824
Gilead Sciences Inc.	6,396	556,836
Hormel Foods Corp.	1,872	64,415
Incyte Corp.[a]	246	20,765
Jazz Pharmaceuticals PLC[a]	306	46,377
JM Smucker Co. (The)	540	69,741
Kimberly-Clark Corp.	2,382	302,609
Procter & Gamble Co. (The)	6,768	548,479
Rockwell Automation Inc.	1,932	224,209
ServiceNow Inc.[a]	1,314	94,122
Tesla Motors Inc.[a]	1,446	322,791
Vertex Pharmaceuticals Inc.[a]	312	29,063
VMware Inc. Class Aa	1,764	106,828

Security	Shares	Value

WhiteWave Foods Co. (The)[a]	1,194	$53,312
Whole Foods Market Inc.	5,178	167,508
Xylem Inc./NY	3,756	167,743

		5,744,347

TOTAL COMMON STOCKS (Cost: $14,560,261)		14,438,168

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.25%[c,d]	1,313	1,313

		1,313

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,313)		1,313

TOTAL INVESTMENTS IN SECURITIES — 99.69% (Cost: $14,561,574)[e]		14,439,481
Other Assets, Less Liabilities — 0.31%		44,928

NET ASSETS — 100.00%		$14,484,409

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $14,561,574. Net unrealized depreciation was $122,093, of which $238,890 represented gross unrealized appreciation on securities and $360,983 represented gross unrealized depreciation on securities.

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® SUSTAINABLE MSCI GLOBAL IMPACT ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,438,168	$—	$—	$14,438,168
Money market funds	1,313	—	—	1,313

Total	$14,439,481	$—	$—	$14,439,481

126

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2016